Exception Standard Report
Run Date - 1/31/2020 4:52:21 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Curable	Exception Remediation	Statute of Limitation Date	Comments
XXX	1001786		3737954	4687	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/12/2017	Compliance	Federal Compliance	Compliance	cleared	08/14/2017	1	TRID Final Closing Disclosure Payment Interest Only Until
TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/24/2017 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/24/2017)
																							Yes	Letter of Explanation & Corrected Closing Disclosure	03/26/2020
Seller Comment (2017-08-14): MD - Need more clarity from AMC. The loan is 10 yr (120 month) IO, with 20 years (240 months) of fixed rate payments, totaling a 30 yr mortgage. The CD' s, product, projected payments and AP table reflect the 120 months of IO, with fixed payments starting in month 121. Reviewed Note and Mortgage and terms appear to match CD, where is the gap?

Reviewer Comment (2017-08-14): This was an error due to differing terms of years vs months and has been resolved.

XXX	1001786		3737956	4394	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/12/2017	Compliance	Federal Compliance	Compliance	cleared	09/13/2019	1	TRID Final Closing Disclosure Property Value
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/24/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/03/24/2017)
																							Yes	Letter of Explanation & Corrected Closing Disclosure	03/27/2018	Reviewer Comment (2019-09-13): Property value used for closing and LTV is the lower of the Desk Review.
XXX	1001786		3737957	4826	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/12/2017	Compliance	Federal Compliance	Compliance	cleared	12/19/2017	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/24/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/24/2017)
																							Yes	Letter of Explanation & Corrected Closing Disclosure	03/27/2018
Seller Comment (2017-08-14): MD - The lender was not open for business 11/24 (Thanksgiving), 11/25 or Saturday 11/26, Compliance considered the redisclosure on 11/28 to be within allowance of TRID.

Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception.

Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate.

Reviewer Comment (2017-12-19): re-opened cleared condition as it was cured as a post close cure.

XXX	1001786		3737960	6542	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/12/2017	Compliance	Federal Compliance	Compliance	cleared	12/19/2017	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,530.00 exceeds tolerance of $780.00.  Insufficient or no cure was provided to the borrower. (7506)
																					COC was provided 11/21/16 for appraisal increase but LE wasn't disclosed until 11/28/16.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	03/27/2018
Seller Comment (2017-08-14): MD - The lender was not open for business 11/24 (Thanksgiving), 11/25 or Saturday 11/26, Compliance considered the redisclosure on 11/28 to be within allowance of TRID.

Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception.

Buyer Comment (2017-12-18): MD 12/18/17, uploaded email chain from lender stating what their open for business days were last year between 11/24/16 and 11/27/16

Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate.

XXX	1001786		3737961	6542	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/12/2017	Compliance	Federal Compliance	Compliance	cleared	12/19/2017	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $224.13 exceeds tolerance of $40.00.  Insufficient or no cure was provided to the borrower. (7520)
																					Cure was on CD for credit, however all tolerance exceptions must be cured. See appraisal tolerance issue.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	03/27/2018
Seller Comment (2017-08-14): MD - Credit report tolerance cure was tracked and cured accurately. Amount increased from $40 to $224.13, requiring a cure of $184.13. This is cited in the ComplianceEase Report and carried over to the CD cure amount. Uploaded to AMC for review.

Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception.

Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate.

XXX	1001786		3768905	3721	XXX	Refinance Cash-out - Other	Primary	3/XX/2017	WA	$750,000.00	Loan Review Complete	07/17/2017	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/19/2016)
																							No			Reviewer Comment (2019-09-16): Received proof of waiver, however, exception is for proof of receipt at or before closing.
XXX	1004183	600079221	5730313	6623	XXX	Refinance Cash-out - Other	Primary	12/XX/2017	CA	$424,100.00	Loan Review Complete	02/28/2018	Compliance	Federal Compliance	Compliance	cleared	03/12/2018	1	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/11/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/12/11/2017)
																					The closing disclosure did not provide a contact name for the lender.		Yes	Letter of Explanation & Corrected Closing Disclosure	12/10/2020
Buyer Comment (2018-03-12): SMS 3/12/18, Disagree, Section 1026.38(r)(4) requires the disclosure of the primary contact for the consumer.

Reviewer Comment (2018-03-12): The loan is a brokered loan.  Seller Attests that the primary Contact for the transaction was provided.

XXX	1004183	600079221	5730314	4846	XXX	Refinance Cash-out - Other	Primary	12/XX/2017	CA	$424,100.00	Loan Review Complete	02/28/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Without Seller - Closing Costs Financed
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/11/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/11/2017)
																					The final closing disclosure indicated the borrowers financing $11,083.55 which is inconsistent with the closing cost total of $12,444.55.		Yes	Letter of Explanation & Corrected Closing Disclosure	12/11/2018
XXX	1004183	600079221	5730405	4824	XXX	Refinance Cash-out - Other	Primary	12/XX/2017	CA	$424,100.00	Loan Review Complete	02/28/2018	Compliance	Federal Compliance	Compliance	cleared	03/12/2018	1	TRID Invalid Section B Combinations
TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/11/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/12/11/2017)

The final closing disclosure provided a credit report fee of $93.25 paid to the broker instead of the credit report company.  The credit report in the file indicates the cost being $28.00 therefore this was not adjusted to a third party on the closing disclosure.
																							Yes	Good Faith Redisclosure	12/11/2018	Reviewer Comment (2018-03-12): The loan is a brokered loan. Seller attests that the primary contact information was provided.
XXX	1004161	470018191	5721170	4778	XXX	Refinance Cash-out - Other	Investment	1/XX/2018	CA	$752,392.00	Loan Review Complete	02/28/2018	Insurance	Insurance Documentation	Credit	cleared	03/12/2018	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall of $186,424.		No
Buyer Comment (2018-03-09): Disagree.  Insurance company provided cost of reconstruction which supports $527,000.00, coverage on binder is $577,000.00 and is sufficient.

Reviewer Comment (2018-03-12): Seller provided the Cost Estimate form the insurer. Coverage is adequate. Exception cleared.

XXX	1004161	470018191	5721226	23396	XXX	Refinance Cash-out - Other	Investment	1/XX/2018	CA	$752,392.00	Loan Review Complete	02/28/2018	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	cleared	03/12/2018	1	There is no dollar amount noted on the title policy.		Unable to determine if the title policy will cover the loan.		No			Reviewer Comment (2018-03-12): Not required per client. Exception cleared.
XXX	1004161	470018191	5723308	1052	XXX	Refinance Cash-out - Other	Investment	1/XX/2018	CA	$752,392.00	Loan Review Complete	02/28/2018	Compliance	Federal Compliance	Compliance	cleared	04/06/2018	1	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/18/2018)
																					The Initial Appraisal Report date was 11/5/2017. Then a correction was needed which then changed the report date to 1/18/2018.		No
Buyer Comment (2018-04-04): SMS 4/4/18- Appraisal report in file is dated 11/03/2017. All three borrowers acknowledged receipt of Appraisal via Correspondence, Email dated 11/20/2017. There is also a Waiver of Appraisal Delivery Timing Requirements disclosure in file dated 09/27/2017 and signed by all three borrowers on 09/28/2017, waiving the right to receive a copy of the appraisal or written valuation three (3) business days prior to consummation and agree to receive a copy of the appraisal or written valuation at or before consummation - Consummation Date: 01/XX/2018.

Reviewer Comment (2018-04-06): Appraisal waiver in file executed 09/25/2017. Updated appraisal report provided on 01/18/2018 and loan closed on 01/XX/2018. Exception cleared.

XXX	1005212	102540951	6628679	4850	XXX	Refinance Rate/Term	Primary	4/XX/2018	CA	$280,000.00	Loan Review Complete	05/24/2018	Compliance	Federal Compliance	Compliance	open_unable_to_clear	09/12/2018	2	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/04/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/04/2018)

Final Closing Disclosure page 4 reflects an amount of $50.00, however a total of $53.70 is required in order to cure Settlement Fee increase and Recording Fee increase as Change of Circumstance in file is for a rate lock and is not a valid reason for Recording Fee increase.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	04/05/2019
Buyer Comment (2018-07-17): SMS 07/17/2018 Need AMC to provide breakdown of baseline tolerance of $1,133. Based on our review, the initial LE shows the total of 10% as $450, $500, $40, $183 = $1,173  X10% ($117.30) = $1,290.30. Final fees were $1,300, with a $50 credit. It appears the lender cure was sufficient to correct the tolerance violation.

Reviewer Comment (2018-07-19): Please clarify $40 in response.  Only 3 fees were included in 10% tolerance testing.  Title - closing $550 with $500 baseline, title - insurance $450 with $450 baseline and $300 recording fee with $183 baseline.  Response agrees with baseline of the 3 fees included in diligence 10% testing.

Buyer Comment (2018-08-08): SMS 08/08/2018- The $40 in question is for a Sub-Escrow Fee.  Initial baseline includes $450, $500, $40  and $183.  Please re-review.

Reviewer Comment (2018-08-13): 1026.19(e)(3)(ii)-5, a creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. If a service is not performed, the estimate for that charge should be removed from the total amount of estimated charges.  The sub-escrow fee is not included 10% baseline as the service was not performed. The cure at closing was short $3.70.  Provide Letter of Explanation, Corrected Closing Disclosure, Copy of Refund Check and Proof of Delivery to cure exception.

Buyer Comment (2018-09-12): SMS 09/12/2018- Received PCCD, LOE, copy of refund check and proof of delivery to borrower.  Uploaded for AMC review.

Reviewer Comment (2018-09-12): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

XXX	1005212	102540951	6632726	6543	XXX	Refinance Rate/Term	Primary	4/XX/2018	CA	$280,000.00	Loan Review Complete	05/24/2018	Compliance	Federal Compliance	Compliance	open_unable_to_clear	09/12/2018	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,300.00 exceeds tolerance of $1,133.00 plus 10% or $1,246.30.  Insufficient or no cure was provided to the borrower. (0)

Final Closing Disclosure page 4 reflects an amount of $50.00, however a total of $53.70 is required in order to cure Settlement Fee increase and Recording Fee increase as Change of Circumstance in file is for a rate lock and is not a valid reason for Recording Fee increase.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	04/05/2019
Buyer Comment (2018-07-17): SMS 07/17/2018 Need AMC to provide breakdown of baseline tolerance of $1,133. Based on our review, the initial LE shows the total of 10% as $450, $500, $40, $183 = $1,173  X10% ($117.30) = $1,290.30. Final fees were $1,300, with a $50 credit. It appears the lender cure was sufficient to correct the tolerance violation.

Reviewer Comment (2018-07-19): AMC 10% fees include Title - settlement closing fee of $550 with $500 baseline, Title -  title insurance of $450 with $450 baseline and recording fee of $300 with $183 baseline.  Unable to determine what $40 rebuttal referred to as there are only three 10% fees included.

Buyer Comment (2018-08-16): SMS 08/16/2018- The $40 in question is for a sub escrow fee.  Initial baseline includes $450, $550, $40 and $183.00 Please review.

Reviewer Comment (2018-08-16): 1026.19(e)(3)(ii)-5, a creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. If a service is not performed, the estimate for that charge should be removed from the total amount of estimated charges.  The sub-escrow fee is not included 10% baseline as the service was not performed. The cure at closing was short $3.70.  Provide Letter of Explanation, Corrected Closing Disclosure, Copy of Refund Check and Proof of Delivery to cure exception.

Reviewer Comment (2018-09-12): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

XXX	1005250	600091261	6869094	22169	XXX	Refinance Cash-out - Other	Primary	4/XX/2018	NC	$1,400,000.00	Loan Review Complete	06/14/2018	Collateral	General	Property	cleared	09/18/2018	1	Appraiser has disciplinary action with an end date within a year of appraisal effective date.	Valuation Type: Appraisal / Valuation Report Date: 03/19/2018 Valuation Effective Date: 03/01/2018 Suspension from: 05/15/2018 to: 07/14/2018
Appraiser was suspended, complaint attached... By consent, the Board suspended Ms. XXX’s residential certification for a period of six months effective May 15, 2018. The first two months are active. If Ms. XXX completes the 30 hour precertification class in Residential Sales Comparison and Income Approaches and a class in appraiser liability by September 1, 2018, the remaining four months of the suspension shall be inactive. If she does not complete the courses by that date, the remainder of the suspension shall be imposed and her certification shall remain suspended until the courses are completed. There were two cases against Ms. XXX. In the first case, Ms. XXX prepared several appraisal reports of a property located in XXX, North Carolina, all effective September 17, 2016. The subject property is a new construction two story home. In her original report, Ms. XXX stated that the subject contained 2304 square feet. She initially valued the property at $189,900, but she appraised the wrong subject. The square footage, room count, and subject photographs were all incorrect. The photographs for all of her comparable sales and the listing were incorrect. She did not include her own measurements for the subject property, but instead used a builder’s cut sheet for her information. The cut sheet was for a different subject property and did not match the subject photo in the report. Ms. XXX later revised the report to address lender concerns. In the revision, she inserted the correct photographs for Comparable #3 and the listing. The subject photograph, square footage, and room count were still incorrect. When she went to perform the final inspection, she noted that she had appraised the wrong property. She again revised the appraisal, reducing the value to $175,900. In this appraisal, she measured the property at 2087 square feet, but she measured the wrong house. Her sketch does not match the photo of the subject property. In the second case, Ms. XXX appraised a property located in XXX, North
Carolina effective July 26, 2016, valuing the subject at $832,000. The subject property is a 2 ½
story single family home that contains 5605 square feet above grade and 2573 square feet below grade, of which 1570 square feet are finished. On the effective date of the appraisal, the subject was under contract for $740,000. The comparable sales in the original appraisal were located in another subdivision located several miles from the subject. There were sales in the subject subdivision that indicated a lower value for the subject property.
																							No
Buyer Comment (2018-06-21): Disagree.  At the time the appraisal was completed 03/01/2018 the appraiser was not suspended.  The fraud tool provided reflects appraiser was cleared.  The subject appraisal was for the correct property and a Clear Capital CDA was completed on 03/22/2018 with -0- variance , no additional review required and risk score was moderate.

Reviewer Comment (2018-06-25): Client acknowledged suspension, but since suspension was 75 days after appraisal completion and appraisal was supported by additional value tool, has cleared use of appraisal.

Buyer Comment (2018-09-12): AMC please clear.  Not in scope to re-review appraiser status after loan closes.

Reviewer Comment (2018-09-18): Client approved appraiser.

XXX	1005250	600091261	6869277	24190	XXX	Refinance Cash-out - Other	Primary	4/XX/2018	NC	$1,400,000.00	Loan Review Complete	06/14/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $16,452.60 on Final Closing Disclosure provided on 04/24/2018 not accurate. (Final/04/24/2018)	Amount of Estimated Property Costs over Year 1 of $16,452.60 on Final Closing Disclosure provided on 04/24/2018 not accurate due to the home owner's policy premium being over estimated.		Yes	Letter of Explanation & Corrected Closing Disclosure	04/25/2019
XXX	1005250	600091261	6869335	6623	XXX	Refinance Cash-out - Other	Primary	4/XX/2018	NC	$1,400,000.00	Loan Review Complete	06/14/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/24/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/04/24/2018)
																					Final Closing Disclosure provided on 04/24/2018 did not disclose the required Lender Contact Information.		Yes	Letter of Explanation & Corrected Closing Disclosure	04/24/2021
XXX	1005446	102787319	7088778	6542	XXX	Refinance Cash-out - Other	Primary	5/XX/2018	VA	$194,000.00	Loan Review Complete	07/02/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7562)

Final disclosure reflects a total expense for the Title - Closing Protection Letter Fee of $20.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	05/24/2019
XXX	1005446	102787319	7088779	6542	XXX	Refinance Cash-out - Other	Primary	5/XX/2018	VA	$194,000.00	Loan Review Complete	07/02/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $646.67 exceeds tolerance of $633.00. Insufficient or no cure was provided to the borrower. (8304)	Fee Amount of $646.67 for Transfer Taxes exceeds tolerance of $633.00. Insufficient cure was provided to the borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	05/24/2019
XXX	1005446	102787319	7088866	4850	XXX	Refinance Cash-out - Other	Primary	5/XX/2018	VA	$194,000.00	Loan Review Complete	07/02/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/23/2018)
																					Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing. Final Cd did not reflect an amount.		Yes	Letter of Explanation & Corrected Closing Disclosure	05/24/2019
XXX	1005343	2600146313	7180210	3862	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Loan Package Documentation	Application / Processing	Credit	cleared	09/21/2018	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			No
Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.

Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately.

XXX	1005343	2600146313	7180857	23606	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions
TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Total of Payments of $3,348,199.36 disclosed on the Final Closing Disclosure dated 05/23/2018 is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $3,349,093.00  provided on 06/11/2018, a difference of $893.64000. (Post-Close/06/11/2018)

Several fees were increased, decreased, added or removed from the PCCD causing the TOP disclosed on the final CD dated 5/23/2018 to be under disclosed by $813.64. Need evidence that increases resulting in under disclosure were due to events occurring after consummation, otherwise, cure required.  Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.
																							Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	05/23/2019
Buyer Comment (2018-07-23): SMS 07/23/2018- Fees on Final ALTA statement match fees on PCCD dated 06/11/2018.  Uploaded Final ALTA statement for AMC review.

Buyer Comment (2018-08-06): SMS 08/06/2018- Can I please get status on this exception?

Reviewer Comment (2018-08-06): AMC will need an attestation that the fee increases increases resulting in under disclosure were due to events occurring after consummation, otherwise, cure required.  Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.

Buyer Comment (2018-08-08): SMS 08/08/2018- Disagree, uploaded check transaction log, PCCD, letter of explanation indicating a check was issued, proof of method of delivery and final alta reflecting all amounts match.

Reviewer Comment (2018-09-11): AMC received check, letter, and PCCD for appraisal fee underdisclosure.  TOP underdisclosure was not addressed. The CD provided at closing reflects section C title charges as $4,579.  The post close CD dated 6/11/18 discloses section C title and HOA charges as $5,392.64.  The increase in fees is the difference in the TOP. If AMC receives evidence or an attestation that the TOP exception is due to fee changes on the PCCD that result from changes to the fee amount that occurred after closing, the associated TOP exception will be cleared. If the amounts reflected on the post-close CD are corrections to incorrectly disclosed title and HOA fees, then the exception is valid and will remain on the loan subject to remediation activities.

Buyer Comment (2018-12-14): MD 12/11, received Galton's legal opinion that additional documentation should not be needed and the subsequent PCCD.  "The increase appears to be due exclusively to the increase in the unlimited tolerance closing costs.  The TOP at closing may not have reflected those fees, but the lender showed the updated amounts, along with an accordingly updated TOP, on the PCCD.  I don’t see any reason why you would need an attestation in those circumstances."

Reviewer Comment (2018-12-17): HOA Dues and  HOA Transfer Fees were disclosed in Section C which makes them subject to tolerance.  If properly disclosed in Section H, the fees would not have had an affect on the TOP.  In this case an attestation is needed to determine if the fees were omitted on the final CD or added after the closing on the post closing CD.

XXX	1005343	2600146313	7180951	4276	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Compliance	Federal Compliance	Compliance	cleared	07/23/2018	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/18/2018)	Initial CD dated 5/18/18 not provided to borrower 3 business days prior to closing.		No	No Defined Cure	05/23/2019
Buyer Comment (2018-07-23): SMS 07/23/2018- Uploaded tracking details as evidence borrower received initial closing disclosure 05/19/2018.

Reviewer Comment (2018-07-23): AMC received electronic tracking details evidencing Borrower receipt of initial CD within 3 days of closing.

XXX	1005343	2600146313	7180953	6331	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Compliance	Federal Compliance	Compliance	cleared	08/08/2018	1	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-795.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-6,795.00. (9300)
																					Lender credit decreased from $6,795 to $795 without valid COC or documentation of cure provided to borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	05/23/2019
Buyer Comment (2018-07-23): SMS 07/23/2018- There are 2 separate valid COCs in the file that are associated with the decrease in Lender Credit.  Uploaded COCs for review.

Buyer Comment (2018-08-06): SMS 08/06/2018- Can I please get status on this exception?

Reviewer Comment (2018-08-06): AMC received changed circumstance dated 5/16/18 that indicates the borrower removed the impound fees.  Additional information is required to determine how this impacts the lender credit.

Buyer Comment (2018-08-07): SMS 08/07/2018- the removal of escrows is a loan program change subject to a change in pricing.  The borrower requested the change as per the COC making it a valid change as it wad redisclosed timely.

Reviewer Comment (2018-08-08): AMC received changed circumstance for fee.

XXX	1005343	2600146313	7181523	18604	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Compliance	Federal Compliance	Compliance	cleared	07/23/2018	1	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien
TRID Final Closing Disclosure 05/23/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/23/2018)
																					There were no Seller Fees on the Buyer's Final CD or seller's CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	05/23/2019
Buyer Comment (2018-07-23): SMS 7/23/2018- FIle contains Final Alta and Seller CD...seller closing costs match on both documents.  Uploaded Final Alta and seller CD for AMC review.

Reviewer Comment (2018-07-23): AMC received copy of Seller's CD.  New exception added for Sellers fees not reflected on Consumers CD.

XXX	1005343	2600146313	7181534	4826	XXX	Purchase	Primary	5/XX/2018	CA	$1,499,999.00	Loan Review Complete	07/11/2018	Compliance	Federal Compliance	Compliance	cleared	08/08/2018	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/23/2018)
																					Cure for lender credit of $6,000 was not provided.		Yes	Letter of Explanation & Corrected Closing Disclosure	05/23/2019
Buyer Comment (2018-07-23): SMS 07/23/2018- There are 2 separate valid COCs in the file associated with the decrease in Lender Credit.  Uploaded to AMC for review.

Reviewer Comment (2018-08-06): AMC received changed circumstance dated 5/16/18 that indicates the borrower removed the impound fees.  Additional information is required to determine how this impacts the lender credit.

Reviewer Comment (2018-08-08): AMC received changed circumstance for fee.

XXX	1005636	3054160	7441019	1052	XXX	Purchase	Primary	5/XX/2018	CA	$838,000.00	Loan Review Complete	08/01/2018	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/02/2018)
																					The Appraisal report reflects the Report date of 5/2/2018 and the Appraisal was sent to the Borrower on 4/16/2018.		No
XXX	1005636	3054160	7441020	24190	XXX	Purchase	Primary	5/XX/2018	CA	$838,000.00	Loan Review Complete	08/01/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $16,859.50 on Final Closing Disclosure provided on 05/04/2018 not accurate. (Final/05/04/2018)
Estimated costs over 1 year on CD of $16,859.50 are based on $23.58 insurance, $928.44 tax and $580.67 HOA, however, the HOA fee is only $580 per file documentation.  To clear, provide evidence of $580.67 HOA fee, or to cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	05/07/2019
XXX	1005636	3054160	7441021	6583	XXX	Purchase	Primary	5/XX/2018	CA	$838,000.00	Loan Review Complete	08/01/2018	Compliance	Federal Compliance	Compliance	cured	08/01/2018	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $106.16 exceeds tolerance of $85.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					The Lender did credit the Borrower in the total amount of $55.58 for the cost to cure of the credit report.		Yes	Final CD evidences Cure	05/07/2019
XXX	1005636	3054160	7441022	6583	XXX	Purchase	Primary	5/XX/2018	CA	$838,000.00	Loan Review Complete	08/01/2018	Compliance	Federal Compliance	Compliance	cured	08/01/2018	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75206)
																					The Lender credited the Borrower at closing $55.58 for the Cost to Cure.		Yes	Final CD evidences Cure	05/07/2019
XXX	1005394	W1804109041	8611543	23688	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Insurance	Insurance Analysis	Credit	cleared	12/14/2018	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator not supplied in documentation.		No			Reviewer Comment (2018-12-14): Upon further research, exception has been cleared.
XXX	1005394	W1804109041	8612218	5366	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/10/2019	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.52766% exceeds Guideline total debt ratio of 43.00000%.
New HELOC payment was $274.50 on 1008 and $864 on 1003. There is a statement showing $459 due but it is based on 13 days and not full balance.  However, if the correct qualifying method was applied it should have been $1,300 which puts the DTI outside of the approval guidelines.
																							No
Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

Reviewer Comment (2018-12-17): Daily Periodic Rate is .0171% X $250,000.00 is $42.75 per day X 30 day billing cycle = $1,282.50. Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2019-01-07): Please see attached Galton exception.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-08): Galton guidelines allow the use of a monthly statement for existing HELOCs - see page 67 of the guide. There is a statement provided, exception was to calculate the full amount payment since the statement was only for 13 days.
Home Equity Lines of Credit
Secondary or subordinate financing that is a Home Equity Line of Credit (HELOC) is subject to the following:
· The calculation of the CLTV must include the total usable HELOC.
· For qualification purposes, in calculating the monthly housing payment, use the following: For an existing subordinate lien, use the payment noted on the credit report or monthly statement (1% of the maximum current available draw will be used if the payment is not verified). If there is no balance, then no payment will need to be used. For a simultaneous HELOC originated with a new first mortgage, use the amount to be drawn at funding. The ATR repayment calculation method for simultaneous loans must be used.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debt were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

XXX	1005394	W1804109041	8613528	5695	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cleared	01/10/2019	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR risk due to the high DTI.		No
Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

Reviewer Comment (2018-12-17): Daily Periodic Rate is .0171% X $250,000.00 is $42.75 per day X 30 day billing cycle = $1,282.50. Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2019-01-07): Please see attached Galton exception.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

XXX	1005394	W1804109041	8613530	3867	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cleared	01/10/2019	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan fails QM and ATR due to the high debts attributing to the high DTI.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

Reviewer Comment (2018-12-17): Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

XXX	1005394	W1804109041	8613531	4371	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cured	10/22/2018	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/15/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2018)
Final disclosure reflects a closing date of 06/xx/2018, document was executed on 06/18/2018. File contains a post closing disclosure with the accurate closing/funding date along with proof of delivery to the clients.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	06/18/2019	Reviewer Comment (2018-10-22): Letter of Explanation & Corrected Closing Disclosure were provided.
XXX	1005394	W1804109041	8613532	6542	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $18.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
																					Refund was shown on PC CD, however no LOE or evidence of refund was provided.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	06/18/2019
Buyer Comment (2018-11-01): SMS 11/1/2018- Disagree.  File contains Letter of explanation to borrower and Funding worksheet as evidence that tolerance cure was provided at funding therefore no refund check was issued. Uploaded LOE and Funding Worksheet reflecting breakdown, tolerance cure included.

Reviewer Comment (2018-11-02): Title - Recording Service Fee was not disclosed on the LE and was not payable to the borrower service provider and thus being treated as 0% tolerance as borrower did not shop for services.  If in fact the Title - Recording Service Fee of $18 was further outsourced to Synrgo by Placer Title please provide a letter attesting to this so the fee can be tested at 10% tolerance.

Buyer Comment (2018-12-21): MD 12/11, Lender cure provided does not cover increase in title fees ($18). Agree that additional proof is needed from lender that Recording Fee to Synrgo for $18 was required by Placer Title or that it was a shoppable fee and should have appeared in section C. If lender cannot provide sufficient documentation, then lender is required to cure $18 Title Fee
MD 12/21/2018, Lender provided updated PCCD, LOE, POD and copy of check for $18. Uploaded for review

Reviewer Comment (2018-12-24): AMC received PCCD, proof of delivery, and LOE.  Copy of refund check is required in order to address the exception.

Buyer Comment (2018-12-26): MD 12/26, refund check is the first page of the uploaded docs. uploaded again for review

Reviewer Comment (2018-12-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD received by AMC.  The post Close CD on page 3 still shows exceeds legal limits by $282.98 this needs to be updated to $300.98.  Corrected CD and Letter of Explanation required.

Buyer Comment (2019-01-02): MD - Disagree. The total lender cure in line (J) went from $282.98 to $300. 98 on the latest PCCD, an increase in $18.00. All related cash to close calculations are also updated and reflecting the additional $18.00 cure. please clear or provide specific calculation(s) that AMC feels are not sufficient.

Reviewer Comment (2019-01-03): The Post Close CD dated 12/20/2018 has a cure amount to the borrower of $300.98 which is the correct cure amount.  However, on page 3 of the Post Close CD in the Calculating Cash to Close section it still shows Increase exceeds legal limits by $282.98.  This needs to reflect Increase exceeds legal limits by $300.98.  Corrected CD and Letter of Explanation to borrower required.

Buyer Comment (2019-01-08): MD; re-reviewed 12/20/18 PCCD and agree lender did not correct the cure amount in the "did this change" verbaige in Cash to Close box on page three, however cure was provided and actual Cash to close calculation is reflecting correctly. This should be considered a non-material, clerical error.

Reviewer Comment (2019-01-09): AMC is unable to clear this exception without the correction to page 3 of the Post Close CD in the Calculating Cash to Close section it still shows Increase exceeds legal limits by $282.98.  This needs to reflect Increase exceeds legal limits by $300.98.  Corrected CD and Letter of Explanation to borrower required.

XXX	1005394	W1804109041	8613533	6542	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cured	11/07/2018	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $332.98 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7520)
																					Refund was shown on PC CD, however no LOE or evidence of refund was provided.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	06/18/2019
Buyer Comment (2018-11-01): SMS 11/1/2018- Disagree.  File contains Letter of explanation to borrower and Funding worksheet as evidence that tolerance cure was provided at funding therefore no refund check was issued.

Reviewer Comment (2018-11-02): AMC received funding working sheet showing $282.98 for cure.  Please provide Final ALTA Settlement Statement that confirms the borrower was given the credit.  Thanks

Buyer Comment (2018-11-06): SMS 11/06/2018- Final ALTA uploaded for review.

Reviewer Comment (2018-11-07): AMC received a copy of final ALTA Settlement Statement, along with Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.  Tolerance cure of $282.98 is reflected on ALTA statement, no check or LOE is needed.

XXX	1005394	W1804109041	8613712	4826	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/15/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/15/2018)
																					Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/18/2019
Reviewer Comment (2018-12-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD received by AMC.  The post Close CD on page 3 still shows exceeds legal limits by $282.98 this needs to be updated to $300.98.  Corrected CD and Letter of Explanation required.

XXX	1005394	W1804109041	8613790	1257	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cleared	01/10/2019	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The DTI exceeds 43% due to the qualification method the lender used for the simultaneous HELOC of $250,000. Lender used payment of $274.50; however, this should have been calculated at $1,300.00.		No
Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

Reviewer Comment (2018-12-17): Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2019-01-07): Please see Galton exception.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

XXX	1005394	W1804109041	8617867	4971	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	10/18/2018	Compliance	Federal Compliance	Compliance	cleared	01/10/2019	1	Appendix Q Liabilities - Revolving	Qualified Mortgage (Dodd-Frank 2014): Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.	Debts paid by business were excluded for QM loan.		No			Buyer Comment (2019-01-08): Change designation to non-QM Reviewer Comment (2019-01-10): Loan Designation changed to Non-QM
XXX	1005394	W1804109041	9996939	22655	XXX	Refinance Cash-out - Debt Consolidation	Primary	6/XX/2018	CA	$670,750.00	Loan Review Complete	01/10/2019	Compliance	Federal Compliance	Compliance	open		2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation has been changed to Non-QM		No
XXX	1005799	600101604	8694669	4371	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2018)
The Final Closing Disclosure was issued 07/27/2018 and listed a closing date of 07/XX/2018. The Final CD was actually signed 07/31/2018. File contains a post closing disclosure with the accurate closing/funding date
																							Yes	Letter of Explanation & Corrected Closing Disclosure	07/31/2019
XXX	1005799	600101604	8694670	6623	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/27/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/27/2018)
																					The Final Closing Disclosure did not list the Loan Officers name.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/30/2021
Buyer Comment (2019-08-05): In a brokered transaction there is no requirement to disclose an individual contact for the seller. AMC already cited this for not disclosing the broker contact correctly, this error should be removed

Reviewer Comment (2019-08-06): Sufficient lender contact was NOT disclosed as a general email address and phone number on a brokered loan are required where there is not a specific loan originator contact.

XXX	1005799	600101604	8694862	1209	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		3	TILA NMLSR - Missing NMLS Information on 1003	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.	The Loan Officer's name is missing from the final Loan Application.		Yes	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	07/30/2021
Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

XXX	1005799	600101604	8694863	1216	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		3	TILA NMLSR - Missing NMLS Information on Security Instrument	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.	The Loan Officer's name is missing from the Mortgage.		Yes	Need evidence that lender provided consumer with accurate NMLS information post close (addendum to Security Instrument)	07/30/2021
Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

XXX	1005799	600101604	8694864	1217	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		3	TILA NMLSR - Missing NMLS Information on Note	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.	The Loan Officer's name is missing from the Note.		Yes	Need evidence that lender provided consumer with accurate NMLS information post close (amended Note)	07/30/2021
Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

XXX	1005799	600101604	8694865	4850	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/27/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/27/2018)
																					Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/31/2019
XXX	1005799	600101604	8694868	6542	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $87.38 exceeds tolerance of $60.00.  Insufficient or no cure was provided to the borrower. (7520)
																					Final disclosure reflects a total expense for the Credit Report Fee of $87.38, initially disclosed as $60.00, PC CD 8/9/18 showed fee was reduced however no cure was reflected.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/31/2019
Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed

Reviewer Comment (2018-12-19): Final ALTA Settlement Statement required to verify the actual charges at closing.  Loan has been referred to CSM/Lead to resolve.

XXX	1005799	600101604	8694869	6542	XXX	Refinance Cash-out - Other	Primary	7/XX/2018	CA	$854,000.00	Loan Review Complete	10/24/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77140)
																					Final disclosure reflects a total expense for the Tax Service Fee of $25.00, not previously disclosed; PC CD 8/9/18 showed this fee as not charged, but no cure was indicated.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/31/2019
Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed

Reviewer Comment (2018-12-19): Final ALTA Settlement Statement required to verify the actual charges at closing.  Loan has been referred to CSM/Lead to resolve.

XXX	1006011	102982208	8750841	2834	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/28/2018	Loan Package Documentation	Application / Processing	Credit	cleared	11/30/2018	1	Missing Document: Flood Certificate not provided				No			Buyer Comment (2018-11-30): Disagree. Flood Cert is in file. Reviewer Comment (2018-11-30): Flood Cert provided
XXX	1006011	102982208	8752389	6572	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/30/2018)	Copy of appraisal not provided in file No 3 day signed waiver in file		No
XXX	1006011	102982208	8752390	24186	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	cured	11/05/2018	2	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $10,413.24 on Final Closing Disclosure provided on 09/06/2018 not accurate. (Final/09/06/2018)
Final disclosure reflects an inaccurate calculation for monthly escrow expense associated with the homeowners insurance. Policy reflects an annual premium of $1,628.00, monthly escrow figure reflects an annual total of $1,626.72. This discrepancy creates issues with estimate costs over year 1 and monthly escrow payment amounts.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	09/10/2019	Reviewer Comment (2018-11-05): Cured on PC CD
XXX	1006011	102982208	8752391	4673	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	cleared	11/14/2019	1	TRID Final Closing Disclosure Estimated Escrow Payment
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/586716)
																					Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/09/2021
Buyer Comment (2019-11-12): The lender re-opened the Right of Rescission to cure 3 yr SOL's

Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared.

XXX	1006011	102982208	8752392	4673	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	cleared	11/14/2019	1	TRID Final Closing Disclosure Estimated Escrow Payment
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/586717)
																					Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/09/2021	Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared.
XXX	1006011	102982208	8752393	4612	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	cleared	11/14/2019	1	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/586716)
																					Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/09/2021	Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared.
XXX	1006011	102982208	8752394	4613	XXX	Refinance Cash-out - Other	Primary	9/XX/2018	CA	$858,750.00	Loan Review Complete	10/29/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Homeowner's Insurance Premium Months
TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/06/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/06/2018)
																					This was not corrected on PC CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/10/2019
XXX	1006387	600104771	9587677	1083	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)
Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
																					Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		No			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable
XXX	1006387	600104771	9587678	1092	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		No			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable
XXX	1006387	600104771	9587679	1097	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		No			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable
XXX	1006387	600104771	9587681	1099	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		No			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable
XXX	1006387	600104771	9587682	1103	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)
Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.24212% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of $20,860.00 on a Federal Total Loan Amount of $397,930.36 vs. an allowable total of $19,896.51 (an overage of $963.49 or .24212%).  Non-Compliant High Cost Loan.
																					Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		Yes
(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

Buyer Comment (2019-06-06): Please see attached pricing worksheet that verifies discount points.

Reviewer Comment (2019-06-07): Received Pricing worksheet reflecting SAR of 5.00% and Price of -.0352%. Discount Points appear bonafide. However, 3.30% Loan Amount Points are shown as paid to William Walker (borrower), not the Lender. Testing is incomplete. Provide explanation and any documentation on why the CD reflects points paid to the borrower and not the Lender. Exception will be escalated for review.

Buyer Comment (2019-09-27): Lender provided Final ALTA showing that points were not paid to borrower. Payee name on CD would be non-material

Reviewer Comment (2019-10-01): Lender provided settlement statement showing the discount points were paid to lender at closing.

XXX	1006387	600104771	9587683	4014	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Legal / Regulatory / Compliance	Anti-Predatory Violation	Compliance	cleared	10/01/2019	1	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.		No			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable
XXX	1006387	600104771	9587928	1331	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Verified issue date of 08/01/2018.		No
XXX	1006387	600104771	9587930	4850	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/13/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/13/2018)
																					Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	11/14/2019	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1006387	600104771	9587932	6542	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $13,860.00 exceeds tolerance of $13,335.00.  Insufficient or no cure was provided to the borrower. (7200)
																					Of the 4 Change of Circumstances issued to the borrower only 1 was valid resulting in the closing costs exceeding the legal limit. This increase was not associated with a valid change of circumstance.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/14/2019
Buyer Comment (2018-12-21): MD,  EM would accept the CoC's as valid as there is allowance in §1026.19(e)(3)(iv)(A) for the lender to rebaseline the zero percent fees and provided revised disclosures if they receive additional or new information.

Reviewer Comment (2018-12-24): The rebaselining can only happen if a valid COC is provided.  The COC dated 11/6/18 for the Loan Discount Fee increase does not identify why the fee increased.  It states "Information obtained after last LE, discount point" however, the LD fee decreased on 9/21/18 at time of lock in. Please provide the reason for the LD fee to increase after lock in.

XXX	1006387	600104771	9587934	6542	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $6,050.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)

Final disclosure reflects a total expense for the Loan Origination Fee of $6,050.00, not previously disclosed, missing proof that change was valid and disclosed to the borrower in a timely manner, no cure provided at closing.  "Information obtained after last LE" is not a valid CoC.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/14/2019
Buyer Comment (2018-12-21): MD 12/20,  EM would accept the CoC's as valid as there is allowance in §1026.19(e)(3)(iv)(A) for the lender to rebaseline the zero percent fees and provided revised disclosures if they receive additional or new information.

Reviewer Comment (2018-12-24): The rebaselining can only happen if a valid COC is provided.  The COC dated 9/21/18 for the Loan Origination Fee increase does not identify why the fee increased after the lock in on 9/19/18.  Please provide the reason for the Loan Origination fee to increase after lock in.

XXX	1006387	600104771	9587935	6542	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
																					Final disclosure reflects a total expense for the appraisal of $500.00, initially disclosed as $450.00, sufficient cure not provided at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/14/2019
XXX	1006387	600104771	9590051	4863	XXX	Refinance Rate/Term	Primary	11/XX/2018	CA	$420,000.00	Loan Review Complete	12/17/2018	Compliance	Federal Compliance	Compliance	cleared	10/01/2019	1	TRID Invalid Section A Combinations
TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/13/2018 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/11/13/2018)
																					The final disclosure shows the 3.30% of Discount Points paid to the borrower by the borrower which is resulting in an invalid fee combination for section A.		Yes	Good Faith Redisclosure	11/14/2019	Reviewer Comment (2019-10-01): Lender provided settlement statement showing the discount points were paid to lender at closing.
XXX	1006680	103135821	10149589	4922	XXX	Refinance Cash-out - Other	Primary	11/XX/2018	CA	$375,000.00	Loan Review Complete	01/16/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/22/2019	1	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: SEVERE WINTER STORMS AND FLOODING Disaster Declaration Date: 02/09/1998 Disaster End Date: 04/30/1998			No			Reviewer Comment (2019-01-22): Client is reviewing properties in FEMA areas as they believe appropriate.
XXX	1006680	103135821	10150267	1268	XXX	Refinance Cash-out - Other	Primary	11/XX/2018	CA	$375,000.00	Loan Review Complete	01/16/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement was not signed by the Borrowers within three days of Initial Application.		No
XXX	1006680	103135821	10150268	4376	XXX	Refinance Cash-out - Other	Primary	11/XX/2018	CA	$375,000.00	Loan Review Complete	01/16/2019	Compliance	Federal Compliance	Compliance	cured	11/04/2019	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/21/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/21/2018)

The Financial Change is off by $40.00.  It appears the Lender then paid $40.00 towards the Title-Escrow Fee as reflected on the Post Closing CD dated 12/18/2018.  Please provide final settlement statement to verify this was applied prior to funding.
																							Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	11/25/2021
Buyer Comment (2019-02-13): MD 1/29/19, the lender provided a $40 cure for the underdisclosure of the TILA finance charge on the 12/18/18 PCCD and issued a cure check for $40. The PCCD, LOE, POD and refund check are in the file, however in reviewing the cure on the 12/18/18 PCCD, the lender disclosed it as a specific lender credit and not as a cure in section (J). Sent this to counsel for review, per counsel "the error should be non-material, because it relates only to the manner in which the cure was disclosed, rather than being a substantive closing-cost tolerance error.  For that type of error, statutory damages do not appear to be available, so the risk of assignee liability is low.

Reviewer Comment (2019-02-14): Final HUD-1 settlement statement was reviewed in images and does NOT reflect the lender credit was given at closing.  Right to cancel must be reopened to allow another 3 days to cancel.  Provide proof of delivery along with the RTC form to cure.

Buyer Comment (2019-03-19): MD 3/19/19, The lender cure of $40 was given post funding on 12/14. Edgemac re-uploaded copy of check and proof of delivery. Lender cure's do not require a re-opening of RoR.

Reviewer Comment (2019-03-20): AMC received PCCD, proof of delivery and a copy of the refund check, however the PCCD does not show the $40 on page 1, 2 or 3 and does not show the required verbiage for cure in section J on page 2.

Buyer Comment (2019-04-11): MD 4/10/19, received response from XXX legal on 2/5/19 that failure to disclose the cure language in (J) is non-material. Per XXX legal, .." the error should be non-material, because it relates only to the manner in which the cure was disclosed, rather than being a substantive closing-cost tolerance error.  For that type of error, statutory damages do not appear to be available, so the risk of assignee liability is low." XXX legal's position is consistent with SFIG TRID 3.0 Standards., which also states that errors in 38(d)(1), 38(d)(2), 38(h)(3) and 38(i) are all considered to have an initial grade of EV2

Reviewer Comment (2019-04-12): The CD should reflect how the loan closed.  The borrower paid the title-escrow fee at closing.  As the refund to the borrower is to decrease the finance charges, it should be disclosed in section J as a general lender credit. Additionally, the rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. Rescission is required to be re-opened as the finance charge is considered a material disclosure under 1026.23(a)(3) and since an updated “accurate” figure is now being provided to the borrower through the PCCD. Updated CD, LOE, reopened rescission, and proof of delivery is required to remediate the exception.

Buyer Comment (2019-11-01): Lender recently re-opened the RoR to address the outstanding issue. Please see uploads

Reviewer Comment (2019-11-04): Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission has been provided

XXX	1006933	103189663	10986968	18030	XXX	Refinance Cash-out - Other	Primary	1/XX/2019	CA	$513,000.00	Loan Review Complete	03/08/2019	Missing Document	General	Credit	cleared	03/21/2019	1	Incomplete Document: Closing Disclosure is incomplete		The Final Signed Closing Disclosure Issued on 1/16/2019 is missing page 3.		No
Buyer Comment (2019-03-20): (MAC 03/19/19): Attached is the 01/16/2019 CD which includes page 3, which is not a page that requires signature; the cash to borrower of $98,896.70 does reconcile with page 1 of the CD. Further, please see the Disclosure Tracking form which shows the 01/16/2019 closing disclosure was received and viewed by the borrower electronically on 01/16/2019; all pages of the disclosure would have been electronically sent to the borrower at that time.

Reviewer Comment (2019-03-21): Received complete CD issued 1/16/2019, and disclosure tracking reflecting borrower viewed on 1/16/2019.

XXX	1006933	103189663	10990284	25158	XXX	Refinance Cash-out - Other	Primary	1/XX/2019	CA	$513,000.00	Loan Review Complete	03/08/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The loan file did not contain evidence of the Rate Lock Confirmation.		No
XXX	1006933	103189663	10990285	1268	XXX	Refinance Cash-out - Other	Primary	1/XX/2019	CA	$513,000.00	Loan Review Complete	03/08/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement was not signed by the Borrower.		No
XXX	1006933	103189663	10990286	4850	XXX	Refinance Cash-out - Other	Primary	1/XX/2019	CA	$513,000.00	Loan Review Complete	03/08/2019	Compliance	Federal Compliance	Compliance	cured	10/01/2019	2	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2019)	The Post Closing CD does reflect a Cost to Cure amount of $48.40.		Yes	Letter of Explanation & Corrected Closing Disclosure	01/16/2020
Reviewer Comment (2019-10-01): Letter of Explanation and Corrected CD provided to borrower prior to AMC review.  Confirmed Final SS and Post Close CD have an additional cure of $44.40 which is sufficient to cure the lender credit tolerance exception.

XXX	1006933	103189663	10990287	6331	XXX	Refinance Cash-out - Other	Primary	1/XX/2019	CA	$513,000.00	Loan Review Complete	03/08/2019	Compliance	Federal Compliance	Compliance	cured	10/01/2019	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-467.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-475.00. (9300)
																					unable to determine why appraisal fee paid by lender was reduced to $467. That means binding LE Credit of $475 was not met.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	01/16/2020
Buyer Comment (2019-09-27): MD 9/23/19: Received copy of Final ALTA showing lender provided the $44 cure at closing, so no check was cut.

Reviewer Comment (2019-10-01): Letter of Explanation and Corrected CD provided to borrower prior to AMC review.  Confirmed Final SS and Post Close CD have an additional cure of $44.40 which is sufficient to cure the lender credit tolerance exception.

XXX	1006866	103151465	11063167	23895	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	NC	$539,700.00	Loan Review Complete	03/14/2019	Compliance	Federal Compliance	Compliance	cleared	11/25/2019	1	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/2019)
																					Both the final revised loan estimate and the initial closing disclosure were generated on 1/25/2019		No	No Defined Cure	02/02/2020
Buyer Comment (2019-11-22): Recieved attestation from lender that the 1/25/19 LE was not provided to the borrower and created in error.

Reviewer Comment (2019-11-25): SitusAMC received an attestation for final LE issued on 1/25/19 was not provided to the borrower. Removed from testing.

XXX	1006866	103151465	11064766	6583	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	NC	$539,700.00	Loan Review Complete	03/14/2019	Compliance	Federal Compliance	Compliance	cured	03/14/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $592.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																					Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing		Yes	Final CD evidences Cure	02/02/2020
XXX	1006934	103191010	11670940	2918	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/01/2019	Loan Package Documentation	Closing / Title	Credit	cleared	05/10/2019	1	Missing Document: Rider - Other not provided		The Interest Only Rider is missing from the loan file.		No
Buyer Comment (2019-05-09): The signed Interest Only Fixed Rate Note has all  necessary information pertaining to the Interest Only, including interest only payment and IO term.  An Interest-Only Rider is not necessary nor required.  Please clear exception.

Reviewer Comment (2019-05-10): Upon further research, exception has been cleared.

XXX	1006934	103191010	11677434	6516	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/02/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	05/10/2019	1	AUS Findings: All conditions were not met		The Loan Approval required the borrower to provide copies of the 2016 and 2017 signed 1040s. The 1040s in the loan file were not signed.		No
Buyer Comment (2019-05-09): We review eligibility based on the guidelines and not the loan approval.  In addition, the processed tax return transcripts for both years are in the file.  This is not material nor required.  Please clear exception.

Reviewer Comment (2019-05-10): Upon further research, exception has been cleared, not required per guidelines.

XXX	1006934	103191010	11677494	25421	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/02/2019	Guideline	Guideline Issue	Credit	waived	05/02/2019	2	Rural property type is not permitted per Guidelines.		The appraiser indicated the property type is Rural. Guidelines do not allow for Rural properties in their programs.
Guidelines allow for a DTI of 50%, borrower has a DTI of 41.51%.

Guidelines allow for an LTV of 85%, borrower has an LTV of 50%.

Guidelines require reserves of 6 months, borrower has reserves of 11.98 months.

Guidelines allow for a credit score of 600, borrower has a credit score of 787.
																							No			Reviewer Comment (2019-05-02): Lender exception was provided to allow the rural property.
XXX	1006934	103191010	11678623	1268	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/02/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure dated 12/04/2018 was not signed by the borrowers.		No
XXX	1006934	103191010	11678624	4850	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/02/2019	Compliance	Federal Compliance	Compliance	cleared	11/14/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2019)	The Final CD indicated fees exceeded allowable by $0, however it should have reflected $66.56. No cure provided.		Yes	Letter of Explanation & Corrected Closing Disclosure	02/16/2020	Reviewer Comment (2019-11-14): SitusAMC received required documents, exception is cleared.
XXX	1006934	103191010	11678626	6542	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/02/2019	Compliance	Federal Compliance	Compliance	cleared	11/14/2019	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $517.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)

The Appraisal fee increased by $67.00.  COC was provided 02/13/2019 stating the increase due to rural property; however, the appraisal was completed in Dec.  COC and LE should have been sent 3 days after the receipt of the appraisal.  Please provide a cure to the borrower.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	02/16/2020
Buyer Comment (2019-05-15): The review of the appraisal invoice and determination of when it was received by the lender is outside of SFIG review scope. Per SFIG the default approach of good faith is to accept that the lender disclosed based on the based information available as the there is indication of when the lender became aware of the change in fee, regardless of invoice date.

Reviewer Comment (2019-05-17): Appraisal delivery receipt was 12/27/18 to borrower.  Lender would have been advised of fee increase prior to delivery of the appraisal.  Exception stands.

Buyer Comment (2019-11-12): Lender provided cure check, corrected PCCD reflecting the cure, LOE and POD.

Reviewer Comment (2019-11-14): SitusAMC received required documents, exception is cleared.

XXX	1006934	103191010	11746619	3831	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	05/07/2019	Credit	Miscellaneous	Credit	waived	05/07/2019	2	Credit Exception:		Lender exception to allow missing 1004D for guesthouse completion of bathroom. Compensating Factors provided.
Guidelines allow for a DTI of 50%, borrower has a DTI of 41.51%.

Guidelines allow for an LTV of 85%, borrower has an LTV of 50%.

Guidelines require reserves of 6 months, borrower has reserves of 11.98 months.

Guidelines allow for a credit score of 600, borrower has a credit score of 787.
																							No			Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.
XXX	1006934	103191010	15030329	4850	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2019)	Fees labeled Title- other must be itemized and reason for assessment included on COC. PCCD, LOE, and proof of delivery required.		Yes	Letter of Explanation & Corrected Closing Disclosure	02/16/2020
XXX	1006934	103191010	15030330	6542	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	cleared	12/05/2019	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for N/A. Fee Amount of $37.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75225)	Fees labeled Title- other must be itemized and reason for assessment included on COC. PCCD, LOE, and proof of delivery required.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	02/16/2020	Reviewer Comment (2019-12-05): Moved to 10% bucket.
XXX	1006934	103191010	15030606	4364	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section D	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 02/XX/2019)	Total closing costs should be $8442.23, not $8375.23 as depicted on page 1, 2 and 3. PCCD, LOE copy of any refund required and proof of delivery.		Yes	Letter of Explanation & Corrected Closing Disclosure	02/16/2020
XXX	1006934	103191010	15030607	4366	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2019)	Total closing costs should be $8442.23, not $8375.23 as depicted on page 1, 2 and 3. PCCD, LOE copy of any refund required and proof of delivery.		Yes	Letter of Explanation & Corrected Closing Disclosure	02/16/2020
XXX	1006934	103191010	15317839	6545	XXX	Refinance Cash-out - Other	Primary	2/XX/2019	CA	$300,000.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $517.00 exceeds tolerance of $450.00.  Sufficient or excess cure was provided to the borrower. (7506)
																							Yes		02/16/2020
XXX	1007929	19042580	12176083	4826	XXX	Purchase	Second Home	4/XX/2019	CA	$350,000.00	Loan Review Complete	06/06/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2019)	The required cost to cure amount was not disclosed on page 3 of the CD in the Total Closing Costs exceeding the legal limit section.		Yes	Letter of Explanation & Corrected Closing Disclosure	04/25/2020
XXX	1007929	19042580	12176084	6543	XXX	Purchase	Second Home	4/XX/2019	CA	$350,000.00	Loan Review Complete	06/06/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $126.00 plus 10% or $138.60.  Insufficient or no cure was provided to the borrower. (0)

A cost to cure of $11.40 is required for a 10% tolerance violation. Although a post closing CD was issued, the required credit for the cost to cure was not disclosed in Section J on page 2 of the post closing CD, or in the Total Closing Costs Exceeding the Legal Limit section on page 3 of the post closing CD.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	04/25/2020
Buyer Comment (2019-06-12): MD 6/12/19, Lender issued PCCD issued PCCD reflecting less recording fees ($92 vs $150), loan no longer failed 10% tolerance violation, so cure is not required. EM will not be providing a settlement statement as proof of fees paid at funding. This has been disclosed several times that issuance of a PCCD is sufficient documentation of fees paid. Also, the SFIG TRID scope specifically states the settlement statement is not within scope of review.

Reviewer Comment (2019-06-13): AMC reviewed exception and PCCD. Please provide final settlement statement to verify fees charged.

XXX	1007929	19042580	12226822	3831	XXX	Purchase	Second Home	4/XX/2019	CA	$350,000.00	Loan Review Complete	06/10/2019	Credit	Miscellaneous	Credit	waived	06/10/2019	2	Credit Exception:		Lender exception to allow Using the Business Bank Statement Program guidelines effective April 1, 2019. Compensating Factors provided.
58.33% LTV < 75% guideline max.

783 representative FICO score > 680 guideline minimum - 103points above guideline minimum.

Borrower has job stability for 14 years at the same position.

Liquid assets of $65,112 which equate to over 24 months reserves.
																							No			Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.
XXX	1007929	19042580	12226836	3831	XXX	Purchase	Second Home	4/XX/2019	CA	$350,000.00	Loan Review Complete	06/10/2019	Credit	Miscellaneous	Credit	waived	06/10/2019	2	Credit Exception:		Lender exception to allow Property is zoned "General AG 10 acres" and located in a rural area. Compensating Factors provided.
58.33% LTV < 75% guideline max.

783 representative FICO score > 680 guideline minimum - 103points above guideline minimum.

Borrower has job stability for 14 years at the same position.

Liquid assets of $65,112 which equate to over 24 months reserves.
																							No			Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.
XXX	1007612	600118331	14322432	4850	XXX	Refinance Cash-out - Other	Primary	4/XX/2019	MA	$476,000.00	Loan Review Complete	10/08/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2019)
Final Closing Disclosure provided on 04/01/2019 did not indicate an amount by which the costs exceeded allowable. Review reflects the fees exceeding allowable by $148.75. A cure was sent to the borrower for $25.75, however there is still an outstanding tolerance violation of $122.50 for fees charged which exceeded the 10% tolerance threshold.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	04/01/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1007612	600118331	14322433	6543	XXX	Refinance Cash-out - Other	Primary	4/XX/2019	MA	$476,000.00	Loan Review Complete	10/08/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $315.00 exceeds tolerance of $175.00 plus 10% or $192.50.  Insufficient or no cure was provided to the borrower. (0)
																					Total amount of $315.00 exceeds tolerance of $192.50 for the 10% fees. The increase of $122.50 did not have a VCC. Insufficient or not cure was provided to the borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	04/01/2020
Buyer Comment (2019-11-22): MD 11/20/19: EM would accept the CoC issued on 3/8/19 as sufficient for documenting the increase in recording fees reflected on the 3/8/19 LE according to §1026.19(e)(3)(iv)-3. If AMC disagrees, please provide regulatory language that would deem CoC insufficient.

Reviewer Comment (2019-11-26): AMC received COC. Please provide additional details regarding the new information obtained for the recording fee to increase for review.

XXX	1007612	600118331	14322434	6542	XXX	Refinance Cash-out - Other	Primary	4/XX/2019	MA	$476,000.00	Loan Review Complete	10/08/2019	Compliance	Federal Compliance	Compliance	cured	10/16/2019	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $60.75 exceeds tolerance of $35.00.  Insufficient or no cure was provided to the borrower. (7520)

The Credit Report Fee increased by $25.75, from $35.00 to $60.75, without a VCC. The loan file contains a PC CD with a cure of $25.75, a copy of the check sent to the borrower and a letter of explanation.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	04/01/2020
Reviewer Comment (2019-10-16): Closing Disclosure_Unsigned_20190423_21 OAK SQUARE AVE_Cond_87994_88059_20190425.pdf,  Misc-Income-Reimbursement Check_Cond_87994_88059_20190425.pdf,  PC CD Letter to Borrower _20190423_Cond_87994_88059_20190425.pdf,   PC CD Proof of Delivery Method_Cond_87994_88059_20190425.pdf

XXX	1007612	600118331	14477034	3831	XXX	Refinance Cash-out - Other	Primary	4/XX/2019	MA	$476,000.00	Loan Review Complete	10/16/2019	Credit	Miscellaneous	Credit	waived	10/16/2019	2	Credit Exception:
Lender Exception to allow:
1) Processor's certification verifying XXX entity only has expenses of $600 which was a computer purchase.
2) Income/debt calculation on an investment property owned by the borrower: XXX. Full mortgage payment $3,584.98. Borrower is only responsible for half.
3) Loan is seasoned more than 3 payments.

LTV of 61.43% with a program max of 80%.

High mid-FICO score of 769

Liquid assets of $77,573 which
equate to over 23 months reserves.

DTI of 37.78% with a max per guidelines of 50%.

Residual income of
$7,477.04.
																							No
Reviewer Comment (2019-10-16): Waived by Client with the following compensating factors:
 - Verified reserves of PITIA in excess of Program Requirements.
 - Borrower's demonstrated ability to maintain a good credit history, including current and previous mortgage/housing payments
 - Evidence of significant monthly residual income (above program requirements)

Reviewer Comment (2019-10-16): Client elects to waive the exception with the addressed Compensating Factors.

XXX	1008455	LW1906000218	14376435	20305	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,100,000.00	Loan Review Complete	10/10/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/11/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)
																					The Loan file does contain a 2018 Tax Filing extension; however, it does not reflect an extension date.		No
XXX	1008455	LW1906000218	14376438	4371	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,100,000.00	Loan Review Complete	10/10/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2019)
Final Closing Disclosure provided on 7/26/2019 disclosed a Closing Disclosure provided on 7/26/2019, the sign date was 7/XX/2019.  The Post Closing CD issued on 8/14/2019 corrects the closing date and now reflects 7/30/2019.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	07/29/2020
XXX	1008455	LW1906000218	14376439	6414	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,100,000.00	Loan Review Complete	10/10/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	2	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2019)	Final Closing Disclosure provided on 7/26/2019 did not disclose the required Broker Contact Information. The Post Closing CD Issued on 8/14/2019 corrects this and now reflects the Contact Information.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/29/2022	Reviewer Comment (2019-10-18): Cured with PCCD.
XXX	1008474	9510371702	14380500	6572	XXX	Refinance Cash-out - Other	Investment	7/XX/2019	WA	$461,500.00	Loan Review Complete	10/10/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008550	LW1906001195	14380039	26335	XXX	Refinance Cash-out - Other	Investment	7/XX/2019	CA	$975,000.00	Loan Review Complete	10/10/2019	Guideline	Guideline Issue	Credit	waived	12/10/2019	2	Assumable loans are not allowed per guidelines		Both the Note and the CD the loan is assumable which is not allowed per the Guidelines.	55.40% LTV < 80% guideline max 817 representative FICO score > 720 guideline minimum - 97 points above guideline minimum	No
Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.

Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade to EV2.

Buyer Comment (2019-12-09): Comp Factors:  Low CLTV of 55.40% with a max per guidelines of 80%.  High mid-FICO score of 817.  DTI of 39.66% with a max per guidelines of 45%.  Residual income of $12,335.

Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors.

XXX	1008550	LW1906001195	14380091	25838	XXX	Refinance Cash-out - Other	Investment	7/XX/2019	CA	$975,000.00	Loan Review Complete	10/10/2019	Income / Employment	Income Documentation	Credit	cleared	12/10/2019	1	REO Documents are missing.	Address:XXX Tax Verification	For cure, provide the property tax statement for Property 2.		No
Buyer Comment (2019-12-10): Property tax statement is not required.  31 Waterline Place, Richmond, CA is new construction.  Property taxes are based on 1.25% of purchase price.  Therefore, $921,312 x 1.25% / 12 months = $959.70 per month.  This amount is less than the taxes used by the underwriter.

Reviewer Comment (2019-12-10): New construction: CA taxes based on 1.25% of sales price.

XXX	1008615	708127	14393067	4357	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$700,000.00	Loan Review Complete	10/12/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019)	Final Closing Disclosure provided on 8/9/2019 incorrectly disclosed whether the loan allows for Assumption.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/08/2020
XXX	1008615	708127	14393074	25688	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$700,000.00	Loan Review Complete	10/12/2019	Compliance	Federal Compliance	Compliance	cleared	11/26/2019	1	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM Loan Program disclosure not provided to the borrower within three (3) days of application.		No	No Defined Cure	08/08/2020
Buyer Comment (2019-11-22): MD 11/21/19: There is a disclosure tracker summary in the file that shows that the ARM Disc/ CHARM booklet were sent with the initial disclosure package on 6/21/19

Reviewer Comment (2019-11-26): Received evidence borrower was provided ARM disclosure within 3 days of application.

XXX	1008615	708127	14393075	6306	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$700,000.00	Loan Review Complete	10/12/2019	Compliance	Federal Compliance	Compliance	cleared	11/26/2019	1	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook on Adjustable Rate Mortgages. CHARM Booklet, not provided to the borrower within three (3) days of application.		No	No Defined Cure	08/08/2020
Buyer Comment (2019-11-22): MD 11/21/19: There is a disclosure tracker summary in the file that shows that the ARM Disc/ CHARM booklet were sent with the initial disclosure package on 6/21/19

Reviewer Comment (2019-11-26): Received evidence borrower was provided CHARM booklet within 3 days of application.

XXX	1008615	708127	14393563	6583	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$700,000.00	Loan Review Complete	10/13/2019	Compliance	Federal Compliance	Compliance	cured	10/13/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $49.70 exceeds tolerance of $40.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.70 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing		Yes	Final CD evidences Cure	08/08/2020
XXX	1008615	708127	14393564	6583	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$700,000.00	Loan Review Complete	10/13/2019	Compliance	Federal Compliance	Compliance	cured	10/13/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $77.00 exceeds tolerance of $67.00.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																					Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $77.00 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing		Yes	Final CD evidences Cure	08/08/2020
XXX	1008620	828766	14408185	4371	XXX	Refinance Cash-out - Other	Primary	7/XX/2019	CA	$2,475,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2019)	Final CD closing date did not match date of consummation however issue cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/28/2020	Reviewer Comment (2019-10-18): PCCD, LOE and proof of mailing was provided for corrected closing date.
XXX	1008620	828766	14408186	24188	XXX	Refinance Cash-out - Other	Primary	7/XX/2019	CA	$2,475,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	2	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,499.96 on Final Closing Disclosure provided on 07/XX/2019)	Closing costs over 1 year not accurate on final CD however issue cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/28/2020	Reviewer Comment (2019-10-18): PCCD, LOE and proof of mailing was provided for non escrowed costs.
XXX	1008620	828766	14408187	4850	XXX	Refinance Cash-out - Other	Primary	7/XX/2019	CA	$2,475,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2019)	Final CD does not reflect cure as required.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/28/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008620	828766	14408188	6543	XXX	Refinance Cash-out - Other	Primary	7/XX/2019	CA	$2,475,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $275.00 plus 10% or $302.50.  Insufficient or no cure was provided to the borrower. (0)
																					10% fee threshold violated by $47.50 without valid COC or cure provided to borrower at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/28/2020
Buyer Comment (2019-11-22): MD 11/21/19: EM would accept the 7/16/19 CoC reflecting an increase in recording fees due CA SB2 regulation requirements. Uploaded CoC for review

Reviewer Comment (2019-11-26): AMC reviewed exception. Please provide additional information regarding why the SB2 fee increased for review.

XXX	1008625	1400318047	14459301	24490	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	open		2	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			No
XXX	1008625	1400318047	14459304	6582	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/15/2019	1	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.70 exceeds tolerance of $223.00 plus 10% or $245.30.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																							Yes	Final CD evidences Cure	08/13/2020
XXX	1008625	1400318047	14459305	6583	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/15/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,050.00 exceeds tolerance of $480.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																							Yes	Final CD evidences Cure	08/13/2020
XXX	1008625	1400318047	14459306	6583	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/15/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $277.00 exceeds tolerance of $267.00.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																							Yes	Final CD evidences Cure	08/13/2020
XXX	1008625	1400318047	14459307	2647	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	open		3	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC shows transaction date of 8/XX and expiration date of 8/16, however signature date was 8/14 so transaction date and expiration date should have been adjusted.		Yes	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	08/13/2022
XXX	1008625	1400318047	14459323	4371	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	FL	$2,700,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Lender corrected the closing date with a PC CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/13/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008630	300010127216	14455012	4566	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$291,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	2	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019)
The Final Signed Closing Disclosure Issued on 8/16/2019 does reflect on page 4, the loan will have an escrow account.  However, the Post Closing CD issued on 8/23/2019 does correct page 4 and now reflects no Escrow account, the Borrower had declined to escrow.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-10-18): Cured with PCCD.
XXX	1008630	300010127216	14455013	4407	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$291,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	2	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019)
The Final Signed Closing Disclosure Issued on 8/16/2019 does reflect on page 4, the loan will have an escrow account.  However, the Post Closing CD issued on 8/23/2019 does correct page 4 and now reflects no Escrow account, the Borrower had declined to escrow.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-10-18): Cured with PCCD.
XXX	1008630	300010127216	14455120	4357	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$291,000.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cured	10/18/2019	2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019)
The Final Signed Closing Disclosure issued on 8/16/2019 reflects the loan as not Assumable on page 5.  However, the Post Closing CD issued on 8/23/2019 corrects this and now reflects the loan as Assumable.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-10-18): Cured with PCCD.
XXX	1008630	300010127216	14455210	4796	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$291,000.00	Loan Review Complete	10/15/2019	Compliance	Miscellaneous Compliance	Credit	cleared	12/13/2019	1	Borrower is not receiving cash back on a loan that was identified as Cash Out.	Date Issued: 08/16/2019	The subject loan was approved as a Cash-Out Refinance; however, the Borrower did not received any cash-out at closing.		No
Buyer Comment (2019-12-11): The loan was approved as a cash-out refinance but closed as a rate and term refinance. The loan closed accurately as a rate and term refinance.
Original application was a cash-out refinance to payoff primary mortgage and credit cards.  Updated loan approval shows payoff of primary mortgage only.  Attached for your review are the original and subsequent UW approvals.

Reviewer Comment (2019-12-13): Subsequent approval shows borrower only paying off mortgage receiving less than $2K cash back - loan closed as rate term.

XXX	1008630	300010127216	14455253	26335	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$291,000.00	Loan Review Complete	10/15/2019	Guideline	Guideline Issue	Credit	waived	12/10/2019	2	Assumable loans are not allowed per guidelines		The Post Closing CD issued on 8/23/2019 reflects the loan as being Assumable.	32.02569% DTI on this (Documentation Type) documentation loan < 50% guideline max 224.58 months reserves > 6 months guideline minimum 796 representative FICO score > 600 guideline minimum	No
Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.

Reviewer Comment (2019-11-14): Please provide valid compensating factors.

Buyer Comment (2019-12-09): Comp Factors:  Low CLTV of 35.62% with a max per guidelines of 70%.  High mid-FICO score of 796.  Liquid assets of $281,989 which equate to over 107 months reserves.  DTI of 36.22% with a max per guidelines of 50%.

Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors.

XXX	1008642	4360369558	14460959	3867	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	NJ	$618,750.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cleared	01/23/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM due to missing signed 1120S		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2019-12-11): This is a QM loan. QM guidelines state a copy of the transcripts would be acceptable in lieu of signed business returns.  Galton guidelines state transcripts are not required for business returns unless the borrower owns greater than 25% of the company and the income does not flow through to the borrower's personal tax returns.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met.  Borrower qualifies using only W-2 wages.  Personal 1040 transcripts are in the file.

Reviewer Comment (2019-12-13): The 1120s was cash flowed and all expenses including depreciation add back and meal deductions were considered to determine overall effect on pass through income. Loan is Safe Harbor QM, Appendix Q requires 1120s returns to be signed.

Buyer Comment (2020-01-16): This is a QM loan.  Borrower qualifies using only W-2 wages.  Using 2 year average of 2017 & 2018 W-2s the DTI is 25.04.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met. Personal 1040 transcripts are in the file.

Reviewer Comment (2020-01-21): It is noted borrower qualifies using W-2 wages only however Appendix Q requires all personal and business tax returns to be signed.

Buyer Comment (2020-01-22): Change to Non-QM.

Reviewer Comment (2020-01-23): Client requested change from Safe Harbor QM to Non QM.

XXX	1008642	4360369558	14460960	4846	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	NJ	$618,750.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Subject loan is a refinance transaction. The Final and PCCD page 3 of 5 Closing Costs Financed reflects $0 and should reflect $20,821.26.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/01/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008642	4360369558	14460963	26033	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	NJ	$618,750.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cleared	11/26/2019	1	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2019)	The loan estimate was sent electronically to the borrower prior to the borrower giving consent for electronic document delivery.		No		08/01/2020
Buyer Comment (2019-11-22): MD 11/22/19: The initial LE was sent electronically on 5/20 and the borrower econsent on 5/23/19, the same day he viewed the disclosures. The disclosure tracking summary in file also shows that the doc vendor performed paper fulfillment on 5/20 since edisclosure was not completed within the 3rd business day. uploaded disclosure tracker for re-review

Reviewer Comment (2019-11-26): Trailing document received disclosure tracking confirms LE was also sent US Mail thus E-Delivery N/A

XXX	1008642	4360369558	14460973	7455	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	NJ	$618,750.00	Loan Review Complete	10/15/2019	Compliance	Federal Compliance	Compliance	cleared	01/23/2020	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)	Self-employed income documentation not sufficient due to the 1120's not containing a signature from the borrower.		No
Buyer Comment (2019-12-11): This is a QM loan. QM guidelines state a copy of the transcripts would be acceptable in lieu of signed business returns.  Galton guidelines state transcripts are not required for business returns unless the borrower owns greater than 25% of the company and the income does not flow through to the borrower's personal tax returns.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met.  Borrower qualifies using only W-2 wages.  Personal 1040 transcripts are in the file.

Reviewer Comment (2019-12-13): The 1120s was cash flowed and all expensess including depreciation add back and meal deductions were considered to determine overall effect on pass through income. Loan is Safe Harbor QM, Appendix Q requires 1120s returns to be signed.

Buyer Comment (2020-01-16): Borrower qualifies using only W-2 wages.  Using 2 year average of 2017 & 2018 W-2s the DTI is 25.04.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met. Personal 1040 transcripts are in the file.

Reviewer Comment (2020-01-21): It is noted borrower qualifies using W-2 wages only however Appendix Q requires all personal and business tax returns to be signed.

Buyer Comment (2020-01-22): Change to Non-QM.

Reviewer Comment (2020-01-23): Client requested change from Safe Harbor QM to Non QM.

XXX	1008642	4360369558	16007727	22655	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	NJ	$618,750.00	Loan Review Complete	01/23/2020	Compliance	Federal Compliance	Compliance	open		2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Client requested change from Safe Harbor QM to Non QM.		No
XXX	1008739	1400328939	14476274	2808	XXX	Purchase	Investment	8/XX/2019	DE	$306,976.00	Loan Review Complete	10/16/2019	Loan Package Documentation	Application / Processing	Credit	cleared	12/12/2019	1	Missing Document: Approval not provided		The Lender Approval is missing from the loan file.		No
Buyer Comment (2019-12-11): Galton accepted the signed 1008 and AUS findings as the Seller loan approval.  This is an SL1 Streamlined loan program which requires the DU as the approval.  Attached are the signed 1008 and AUS Findings for your review.

Reviewer Comment (2019-12-12): Approval was provided.

XXX	1008739	1400328939	14476587	6572	XXX	Purchase	Investment	8/XX/2019	DE	$306,976.00	Loan Review Complete	10/16/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	The loan file is missing evidence the Borrower's received copies of Valuation reports within three days prior to closing date.		No
XXX	1008778	703236	14508233	26335	XXX	Refinance Rate/Term	Investment	8/XX/2019	CA	$805,000.00	Loan Review Complete	10/18/2019	Guideline	Guideline Issue	Credit	waived	12/10/2019	2	Assumable loans are not allowed per guidelines		Note contains assumption language however guidelines do not allow assumable loans.
$296,388 in liquid assets which equate to over 52 months of reserves.

54.58% LTV < 80% guideline max.

38.29744% DTI on this Full documentation loan < 50% guideline max - 11.70% below program guideline maximum

High mid-FICO score of 796.
																							No
Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.

Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade.

Buyer Comment (2019-12-09): Comp Factors:  CLTV of 54.58% with a max per guideines of 80%.  High mid-FICO score of 796.  $296,388 in liquid assets which equate to over 52 months of reserves.  DTI of 37.94% with a max per guidelines of 50%.

Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors.

XXX	1008802	PFN19072038	14530328	26335	XXX	Purchase	Investment	8/XX/2019	CA	$1,298,000.00	Loan Review Complete	10/21/2019	Guideline	Guideline Issue	Credit	waived	12/10/2019	2	Assumable loans are not allowed per guidelines		Promissory Note says loan is assumable after first adjustment period.	$355,514 in liquid assets which equate to over 37 months reserves. Residual income of $20,875. High mid-FICO score of 754. Borrower has self employment stability for 9 years as a Physician.	No
Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.

Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade.

Buyer Comment (2019-12-09): Comp Factors:  High mid-FICO score of 754.  Borrower has been self employed in the same position for 9 years.  $355,514 in liquid assets which equate to over 37 months reserves.  Residual income of $20,875.

Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors.

XXX	1008802	PFN19072038	14531908	6572	XXX	Purchase	Investment	8/XX/2019	CA	$1,298,000.00	Loan Review Complete	10/21/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008806	300010127862	14533542	26335	XXX	Purchase	Investment	7/XX/2019	CA	$220,000.00	Loan Review Complete	10/22/2019	Guideline	Guideline Issue	Credit	waived	12/10/2019	2	Assumable loans are not allowed per guidelines		Note contains assumption language however guidelines do not allow assumption.	Liquid assets of $485,293 which equate to over 245 months reserves. Residual income of $34,077. High mid-FICO score of 713. 58.66667% LTV < 85% guideline max.	No
Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.

Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade.

Buyer Comment (2019-12-09): Comp Factors:  CLTV of 58.67% with a max per guidelines of 85%.  Borrower has been self employed for 19 years.  High mid-FICO score of 713.  Liquid assets of $485,293 which equate to over 245 months reserves. Residual income of $34,077.

Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors.

XXX	1008806	300010127862	14533602	6668	XXX	Purchase	Investment	7/XX/2019	CA	$220,000.00	Loan Review Complete	10/22/2019	Missing Document	General	Credit	cleared	01/21/2020	1	Missing Document: Desk Review not provided				No
Buyer Comment (2019-12-11): This is a Streamlined loan program. Desk Review (CDA) not required.  Per XXX Streamline Guidelines, CU score of 2.5 or less does not require a CDA.  The CU score for this borrower is 2, therefore the Desk Review is not required.  The UCDP Report showing a CU score of 2 is attached for your review.

Reviewer Comment (2019-12-12): Collateral score is noted. Secondary valuation is required for securitization.

Buyer Comment (2020-01-16): Please reconsider.  This loan is under the Streamlined loan program. Desk Review (CDA) not required.  Per Galton Streamline Guidelines, CU score of 2.5 or less does not require a CDA.  The CU score for this borrower is 2, therefore the Desk Review is not required.

Reviewer Comment (2020-01-21): CDA not required on SL1 program when CU score less than 2.5.  CU score reflected as 2.0.

XXX	1008828	2019000571	14543529	6572	XXX	Refinance Cash-out - Other	Investment	8/XX/2019	NJ	$760,000.00	Loan Review Complete	10/22/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008834	200010128651	14546356	4371	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$1,004,000.00	Loan Review Complete	10/22/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final Closing Disclosure dated 08/15/2019 was signed and dated by the borrower on 08/16/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008834	200010128651	14546357	4850	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$1,004,000.00	Loan Review Complete	10/22/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008834	200010128651	14546358	6543	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$1,004,000.00	Loan Review Complete	10/22/2019	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $225.00 plus 10% or $247.50.  Insufficient or no cure was provided to the borrower. (0)
																					Cure for various 0% and 10% tolerance violations not provided.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/15/2020
Buyer Comment (2020-01-22): 1/17/20 MAC: Please see 08/26/2019 PCCD with cover letter and 08/22/2019 final Alta Settlement Statement, which showed the Recording Fee was reduced to $125.00 and $328.50 lender credit refunded to the borrower. The final Alta Settlement Statement is evidence that the funds were refunded to the borrower through transaction settlement.

Reviewer Comment (2020-01-24): LOE and Corrected CD provided to borrower prior to SitusAMC review.  Confirmed recording fees reduced to $125 - cure check not required since no tolerance violation

XXX	1008834	200010128651	14546418	6542	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$1,004,000.00	Loan Review Complete	10/22/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP).  Fee Amount of $10,037.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7347)
																					Cure for various 0% and 10% tolerance violations not provided.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/15/2020
Buyer Comment (2020-01-22): 1/17/20 MAC: Please see 08/09/2019 Change of Circumstance reflecting the lock extension and compensation change to borrower paid Originator Compensation fee of $13,300.00 which would address the issue.

Reviewer Comment (2020-01-24): Additional details required to address why the compensation changed from lender paid to borrower. paid.  Revised CD fees in Section A increased to $21,492.88 from $12,710.88. Unable to determine why this occurred as there appears to be no benefit to the borrower.

Buyer Comment (2020-01-28): 1/28/2020 BC - COC indicates change in value, LPO to BPO change, and origination compensation.

Reviewer Comment (2020-01-30): Received COC that was previously provided. Please provide additional details as to the reason for change from Lender paid compensation to Borrower paid.

XXX	1008834	200010128651	14546452	4264	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$1,004,000.00	Loan Review Complete	10/22/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	waived	10/23/2019	2	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.64 is less than Guideline PITIA months reserves of 6.00.	Lender exception included in the file for reserve shortgage.	772 representative FICO score > 600 guideline minimum 66.93% LTV < 80% guideline max Borrower on this full documentation loan has a disposable income of $7,100.00	No			Reviewer Comment (2019-10-23): Lender exception provided for the shortage of reserves.
XXX	1008876	300010127312	14559693	26033	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,185,000.00	Loan Review Complete	10/23/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2019)			No		07/17/2020
Buyer Comment (2020-01-20): The Disclosure tracking sent date is 3/28/2019. The first Esign event as 3/29/2019(Esigned LA and LE)

Reviewer Comment (2020-01-22): The Initial 1003 has am application date 03/25/2019 and the Borrower went through the E-consent process on 03/29/2019 (4 business days later) Initial LE is E-signed 03/29/2019.  Lender did not obtain the esign consent within 3 days of the loan application to ensure the LE 3 day timeline requirements were met. In the event the esign consent is not obtained by the third day after application, to comply with the 3 day LE timing requirement, the lender would need to send the loan estimate via regular mail.  Please provide proof LE was sent alternative method to the borrower.

Buyer Comment (2020-01-22): The Disclosure Tracker showed the initial disclosure package was electronically sent 03/28/2019, and that the Loan Estimate was included in the list of initial disclosure documents sent to the borrower. As long as the borrowers signed e-consent on or prior to the earliest e-sign event, then the loan satisfactorily meets regulatory requirements. In this case, e-consent was obtained 03/29/2019 and the earliest e-sign events were the initial loan application and initial LE - both e-signed 03/29/2019; the loan meets regulatory requirements.

Reviewer Comment (2020-01-24): AMC received disclosure tracking and E consent. The LE needed to be able to be received by borrower 03/28/2019 (3 business days from app date) however the E consent was not completed until 03/29/2019. If the LE was sent through US mail prior to 03/29/2019 please provide documentation.

XXX	1008876	300010127312	14563342	4404	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,185,000.00	Loan Review Complete	10/23/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019)	"Min payment on paystream 4 is reported as $2222 on CD but is calculated as $4530		Yes	Letter of Explanation & Corrected Closing Disclosure	07/17/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008876	300010127312	14566991	25203	XXX	Refinance Rate/Term	Primary	7/XX/2019	CA	$1,185,000.00	Loan Review Complete	10/24/2019	Guideline	Guideline Issue	Credit	waived	10/24/2019	2	Guideline Requirement: Interest Only feature not permitted.		Loan application date of 3/25/2019 is prior to the streamline guideline that allows the 7/1 IO Arm 40YR product.	38.22% DTI on this full documentation loan < 45% guideline max 715 representative FICO score > 600 guideline minimum Borrower on this full documentation loan has a disposable income of $18,000	No			Reviewer Comment (2019-10-24): Lender provided exception with comp factors
XXX	1008878	200010128762	14559030	3677	XXX	Purchase	Primary	8/XX/2019	CA	$1,462,000.00	Loan Review Complete	10/23/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2019-12-12): The QM status is Non-QM.  The loan was registered, reviewed and closed as a Non-QM Expanded A+ loan program.

Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review.

XXX	1008878	200010128762	14559031	25520	XXX	Purchase	Primary	8/XX/2019	CA	$1,462,000.00	Loan Review Complete	10/23/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX Marketing/Schedule C)	File does not verify self employment status verified through third party documentation or CPA letter.		No
Buyer Comment (2019-12-12): The 2017 Tax Return (1040) evidences a small loss noted on the Schedule C.  Letter in the file from borrower states this business, XXX, is no longer and it was only used in 2017 for vehicle write-off.  In addition, the 2018 Tax Return did not include any Schedule C income/loss. There is no need to verify the business through a third party.  Attached for your review is the Letter of Explanation from the borrower.

Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review.

XXX	1008878	200010128762	14559032	1249	XXX	Purchase	Primary	8/XX/2019	CA	$1,462,000.00	Loan Review Complete	10/23/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File does not verify self employment status verified through third party documentation or CPA letter.		No
Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review.

XXX	1008878	200010128762	14559076	3831	XXX	Purchase	Primary	8/XX/2019	CA	$1,462,000.00	Loan Review Complete	10/23/2019	Credit	Miscellaneous	Credit	cleared	12/13/2019	1	Credit Exception:
File is missing 2055 appraisal on departing residence for exclusion of debt from ratios.  File contains receipt for payment of 2055 appraisal and letter of intent from borrower as required.  Used 24 month reserve requirement as unable to determine marketing time as required per guidelines.  Less reserves may be required upon receipt of 2055 appraisal.
																							No
Buyer Comment (2019-12-12): This is a Base loan program. The file contains all the required documentation to exclude the PITI on the departing residence per Galton Guidelines:
*  Departing residence not under contract or listed for sale:
1.  No contract required
2.  Signed letter of intent from the borrower indicating that they intend to list the departure residence for sale within 90 days.  (In file)
3.  Equity in departure residence must be documented with an Exterior Only Appraisal.  (Appraisal in file).
4.  Departure residence must have a minimum of 20% equity after deduction of outstanding liens.  Appraised value = $1,270,000.  Current mortgage balance $689,669.  Borrower has an LTV of 54% - (In file)
5.  Additional reserves for the departure residence are based on the marketing time indicated by the departure residence appraisal:  Appraisal notes marketing times is under 3 months.  So 12 month PITIA additional would be required.  The borrower has significant assets of $779,650 which covers the additional 12 months PITIA required for departure residence.
Attached for your review is the Signed Letter of Intent, Appraisal on departing residence and credit report showing current loan balance.

Reviewer Comment (2019-12-13): Signed letter of intent from the borrower, Appraisal reflecting LTV in line with guides land sufficient reserves were calculated.  After further review the exception has been cleared.

XXX	1008905	19042923	14578486	6411	XXX	Purchase	Primary	8/XX/2019	NJ	$765,000.00	Loan Review Complete	10/24/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	Could not locate Seller Closing Disclosure in documents provided.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/01/2020
XXX	1008945	200010128490	14587692	4357	XXX	Purchase	Primary	7/XX/2019	CA	$840,000.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019)	The Note reflects the loan as Assumable; however, the Final Signed Closing Disclosure reflects the loan as not Assumable.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/25/2020
XXX	1008945	200010128490	14587814	25158	XXX	Purchase	Primary	7/XX/2019	CA	$840,000.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.		No
XXX	1008973	136919149531	14590219	6572	XXX	Purchase	Primary	8/XX/2019	WA	$742,455.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008973	136919149531	14590228	4826	XXX	Purchase	Primary	8/XX/2019	WA	$742,455.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Closing Disclosure did not list a value of the dollar amount which the Total Closing Costs exceeded the legal limit. The closing costs were exceeded by the $150 Appraisal Review fee.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/04/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008973	136919149531	14590229	6411	XXX	Purchase	Primary	8/XX/2019	WA	$742,455.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	Please provide the Seller Closing Disclosure.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/04/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008973	136919149531	14590230	6542	XXX	Purchase	Primary	8/XX/2019	WA	$742,455.00	Loan Review Complete	10/25/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)

The Appraisal Review fee was not disclosed on the Initial Loan Estimate and was re-disclosed on the LE issued 7/22/2019. Change of Circumstance was provided, however the addition of the fee is not valid. Guidelines require a review of all appraisals, meaning there was no change in circumstance to prompt the addition of this fee after the initial LE was disclosed.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/04/2020
Buyer Comment (2020-01-20): Please see COC with Desk Review fee of 150.00.

Reviewer Comment (2020-01-22): AMC received COC however a changed circumstance is not indicated to warrant disclosing the appraisal desk review fee. Please provide additional information regarding the changed circumstance for review.

XXX	1008975	LW1906002205	14599651	23818	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$779,700.00	Loan Review Complete	10/28/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of $1,096,126.11 disclosed on the Final Closing Disclosure dated 08/XX/2019)
Escrow fee and processing fee increased on PCCD causing the finance charges disclosed on the final CD dated 8/10/2019 to be under disclosed by $120. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.
																							Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	08/09/2022
Buyer Comment (2019-11-22): MD 11/22/2019: Agree that lender increased fees in section B by $185.00 on the latest PCCD in file dated 9/12/19, making the Finance Charge at the time of closing under disclosed, however the lender provided a $170 cure back to the borrower at the time of issuing the PCCD, so there should be no further cure required. The refund check, LOE and POD are already in the file. Appears the only thing the lender needs to do is re-open the borrower's RoR. Please confirm.

Reviewer Comment (2019-11-26): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission required to cure.  Lender needs to refund the full $185 to the borrower for the TOP exception resulting from the  Post Close CD.  TOP exception of $185 is greater than the $170 Finance Charge Exception

XXX	1008975	LW1906002205	14599652	23607	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$779,700.00	Loan Review Complete	10/28/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $1,877,061.11 disclosed on the Final Closing Disclosure dated 08/XX/2019)
Section B fees increased on PCCD causing the TOP disclosed on the final CD dated 08/10/2019 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.
																							Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	08/09/2022
Buyer Comment (2019-11-22): MD 11/22/2019: Agree that lender increased fees in section B by $185.00 on the latest PCCD in file dated 9/12/19, making the Total of Payments at the time of closing under disclosed, however the lender provided a $170 cure back to the borrower at the time of issuing the PCCD, so there should be no further cure required. The refund check, LOE and POD are already in the file. Appears the only thing the lender needs to do is re-open the borrower's RoR. Please confirm.

Reviewer Comment (2019-11-26): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission required to cure.  Lender needs to refund the full $185 to the borrower.

XXX	1008975	LW1906002205	14606586	4850	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$779,700.00	Loan Review Complete	10/28/2019	Compliance	Federal Compliance	Compliance	cleared	11/26/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	It appears there was a loan amount change and possible program change, but no valid change of circumstance was provided by the lender.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/09/2020	Reviewer Comment (2019-11-26): COC - Rate lock points removed overall cost of the loan decreased for the borrower.
XXX	1008975	LW1906002205	14606587	6542	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$779,700.00	Loan Review Complete	10/28/2019	Compliance	Federal Compliance	Compliance	cleared	11/26/2019	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $6,167.43 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
																					It appears there was a loan amount change and possible program change, but no valid change of circumstance was provided by the lender.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/09/2020
Buyer Comment (2019-11-22): MD 11/22/2019: The lender documented a change in loan program that affected pricing. I am not sure how the reviewer determined this is NOT a valid CoC? Uploaded CoC from 7/24/19 reflecting the increase in points to $12,911.50. There is also a lock confirmation in file disclosing the final adjustment in pricing to $6167.43. Uploaded this as well

Reviewer Comment (2019-11-26): COC - Rate lock points removed overall cost of the loan decreased for the borrower.

XXX	1008975	LW1906002205	14606631	4255	XXX	Refinance Rate/Term	Primary	8/XX/2019	CA	$779,700.00	Loan Review Complete	10/28/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/13/2019	1	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	Cash to borrower is greater than $2,000.		No
Buyer Comment (2019-12-12): The  borrower received cash back at closing of $1,992.44 which is below the required $2,000 and meets guidelines. An updated PC CD was sent to the borrower.  Attached for your review is the PC CD Letter, PC CD reflecting cash back to borrower of $1,992.44 and an updated DU Cert reflecting less than $2,000 cash back.

Reviewer Comment (2019-12-13): Received PCCD as loan funded, borrower received cash back at close.

XXX	1009034	208560001163	14604927	4371	XXX	Purchase	Primary	8/XX/2019	AZ	$846,000.00	Loan Review Complete	10/28/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final CD reflects closing dated of 8/XX/19 with actual date of consummation of 8/XX/19 however issue cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/13/2020
XXX	1009039	37019292761	14623820	25421	XXX	Purchase	Primary	8/XX/2019	AZ	$882,000.00	Loan Review Complete	10/29/2019	Guideline	Guideline Issue	Credit	waived	11/01/2019	2	Rural property type is not permitted per Guidelines.
Per Guidelines, rural properties are not allowed with the SL1 program. The property is marked rural due to the distance of two of the comparables being over 5 miles, however this is address by the appraiser who indicates the property is in a metro area and distance was necessary due to the presence of a basement. Lender granted exception and Comp Factors were provided.
																						759 representative FICO score > 680 guideline minimum - 79X points above guideline minimum Borrower has job stability for 10 years as an Police Sargent.	No			Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.
XXX	1009051	90080025090	14731793	1156	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	open		2	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The initial disclosure does not show the borrower signed the document.		No
XXX	1009051	90080025090	14732197	4665	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2019)
The ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note.  The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020
Buyer Comment (2020-01-16): The ARM Disclosure specifies a life rate minimum.  "Your interest rate will never  be greater than 5 percentage points above the initial interest rate or lower than 2.25.

Reviewer Comment (2020-01-21): Note reflects margin based upon 1 year one year US Treasury index however CD page 4 AIR table reflects 1 year Libor.

Buyer Comment (2020-01-22): Errors in the Adjustable Interest Rate (AIR) Table on the final Closing Disclosure are Material (EG3) per TRID GRID 3.0. AIR table showed Index used as LIBOR 12 month when the note showed index used is the One-Year Treasury Index.

Reviewer Comment (2020-01-27): Letter of Explanation & Corrected Closing Disclosure required to cure.  ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note. The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%. Additionally the Note shows  weekly average yield on United States Treasury and the Final CD shows LIBOR.

XXX	1009051	90080025090	14732199	4613	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2019)	The final disclosure did not disclose the number of months of prepaid being collected.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009051	90080025090	14732200	5147	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2019)	The final disclosure did not disclose the number of months of prepaid being collected.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009051	90080025090	14732201	5149	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Prepaid Insurance Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2019)	The final disclosure did not disclose the number of months of prepaid being collected.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009051	90080025090	14732203	4890	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/24/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1049914)
																					Payment stream 3 was incorrectly calculated with the initial rate minimum of 2.25% rather than the lifetime minimum of 2.75%.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	06/23/2022
XXX	1009051	90080025090	14732204	4890	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/24/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1049915)
																					Payment stream 4 was incorrectly calculated with the initial rate minimum of 2.25% rather than the lifetime minimum of 2.75%.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	06/23/2022
XXX	1009051	90080025090	14732206	4404	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019)
The ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note.  The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009051	90080025090	14732207	4826	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/23/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009051	90080025090	14732208	6545	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,145.00 exceeds tolerance of $1,925.00.  Sufficient or excess cure was provided to the borrower. (8304)
																					Final disclosure reflects a total expense for the Transfer tax of $2145.00, initially disclosed as $1925.00, sufficient cure provided on the PCCD.		Yes		06/23/2020
XXX	1009051	90080025090	14732253	25454	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Appraisal Reconciliation	Value Discrepancy	Property	cleared	01/09/2020	1	Loan is to go in a securitization and reflects only one valuation product when two are required.				No			Reviewer Comment (2020-01-09): Upon further review CDA within file reflecting value of $800,000 equates to 0% variance from appraised value.
XXX	1009051	90080025090	14732257	508	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Loan Package Documentation	Closing / Title	Credit	cleared	01/31/2020	1	ARM Error: Initial Rate Minimum was not provided				No
Buyer Comment (2019-12-12): The initial rate minimum is found on the Early ARM  Disclosure.  The document states "Your interest rate will never be greater than 5.000 percentage points above the initial interest rate or lower than 2.250." (found on the bottom of page one).   The initial rate on the Note is 4.625%.  Attached for your review is the Early ARM Disclosure and the Note.

Reviewer Comment (2019-12-13): The Note reflects an initial rate minimum of 2.25% however, did not reflect a life rate minimum, therefore the margin of 2.75% was used. The initial rate minimum cannot be lower than the life rate minimum.

Buyer Comment (2020-01-16): The ARM Disclosure specifies a life rate minimum.  "Your interest rate will never  be greater than 5 percentage points above the initial interest rate or lower than 2.25.

Reviewer Comment (2020-01-21): Note reflects margin based upon 1 year one year US Treasury index however CD page 4 AIR table reflects 1 year Libor.

Reviewer Comment (2020-01-31): Note is sufficient.

XXX	1009051	90080025090	14732307	6278	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Credit	Credit Documentation	Credit	waived	11/01/2019	2	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Lender exception was provided to the outdated credit report.	725 representative FICO score > 600 guideline minimum 48.75% LTV < 90% guideline max	No			Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.
XXX	1009051	90080025090	14732400	23698	XXX	Refinance Rate/Term	Primary	6/XX/2019	FL	$390,000.00	Loan Review Complete	10/31/2019	Credit	Credit Documentation	Credit	cleared	01/17/2020	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX			No
Buyer Comment (2019-12-12): No Fraud Report was pulled by the Seller, but an internal Drive report was pulled which evidences no red-flags for our borrower.  Attached for your review is the Drive/Fraud report and Galton Credit Exception for no Seller Fraud Report.

Reviewer Comment (2019-12-13): The Fraud Report provided is Auto Refer with a Drive Score of 0, all also red flags have not been cleared.

Buyer Comment (2020-01-16): See attached for explanation for additional businesses appearing on the DataVerify Report: XXX, XXX, Inc, and XXX, LLC.

Reviewer Comment (2020-01-17): Received LOE for additional businesses of XXX, XXX and XXX that appeared on Data  Verify Report.

XXX	1009247	200010128287-2	14750179	3831	XXX	Refinance Rate/Term	Primary	8/XX/2019	CO	$200,000.00	Loan Review Complete	11/01/2019	Credit	Miscellaneous	Credit	waived	11/01/2019	2	Credit Exception:		Lender approved exception to allow principal curtailment to cure tolerance allowed cash back on rate term refi.
20.79% DTI on this full documentation loan < 45% guideline max

720 representative FICO score > 680 guideline minimum - 40 points above guideline minimum

59.70% LTV < 90% guideline max

Borrower on this full documentation loan has a disposable income of $5,761
																							No			Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.
XXX	1009338	200010128832	14753629	4371	XXX	Purchase	Primary	8/XX/2019	CA	$835,850.00	Loan Review Complete	11/01/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final disclosure reflects a closing date of 08/XX/2019, document was executed on 08/30/2019. File contains a post closing disclosure with the accurate closing/funding date		Yes	Letter of Explanation & Corrected Closing Disclosure	08/29/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009338	200010128832	14753635	6411	XXX	Purchase	Primary	8/XX/2019	CA	$835,850.00	Loan Review Complete	11/01/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	The loan does not contain a sellers disclosure; however, the seller paid fees were provided on the consumer CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/29/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009338	200010128832	14754079	23698	XXX	Purchase	Primary	8/XX/2019	CA	$835,850.00	Loan Review Complete	11/01/2019	Credit	Credit Documentation	Credit	cleared	12/14/2019	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX			No			Buyer Comment (2019-12-12): Obtained Seller's Fraud Report. Attached for your review. Reviewer Comment (2019-12-14): Fraud Report was provided.
XXX	1008025	1125192103	14776678	4404	XXX	Refinance Cash-out - Other	Primary	6/XX/2019	FL	$877,500.00	Loan Review Complete	11/04/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019)	The index from the original lock date was not provided in the ARM look back table.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/27/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008025	1125192103	14777057	22149	XXX	Refinance Cash-out - Other	Primary	6/XX/2019	FL	$877,500.00	Loan Review Complete	11/04/2019	Guideline	Guideline Issue	Credit	waived	11/19/2019	2	FICO < 680 and paystub or VVOE are missing.		Lender exception provide to accept written verification of employment in lieu of pay stub upon return to work 8/5/2019.	Borrower has employment stability for 6 years in the same employment Borrower on this full documentation loan has a disposable income of $17,000 +	No			Reviewer Comment (2019-11-19): Client elects to waive with compensating factors.
XXX	1008025	1125192103	14777100	25412	XXX	Refinance Cash-out - Other	Primary	6/XX/2019	FL	$877,500.00	Loan Review Complete	11/04/2019	Guideline	Guideline Issue	Credit	waived	12/13/2019	2	A recent event (Bankruptcy, Foreclosure, Deed-In-Lieu, Short Sale, 1x120 housing late) occurred within the last 36 months of the Closing date and not permitted, per guidelines.	Closing Date: 06/XX/2019
The two loss mitigation events do not meet the A+ credit grade seasoning requirement of 4 years per Investor guidelines. The lenders Drive report and the Data Verify report reflect there was a Lis Pendens/preforeclosures dated 9/25/15 and 9/22/16.
																						Borrower has employment stability for 6 years in the same employment Borrower on this full documentation loan has a disposable income of $17,000 +	No
Buyer Comment (2019-12-12): A credit exception was provided for the loss mitigation events.  The borrower did a renovation on his home. He paid the sub-contractors on time. His subs did not pay their suppliers so the suppliers put mechanics liens on the house. Once the borrower received notification, he called the subs to get things in order. The subs released the funds to the suppliers, and the Lis Pendens’ were released. Lis Pendens are not a result of credit issues or borrower indifference.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-13): Clients elects to waive with compensating g factors.

XXX	1008325	192564179	14793138	7457	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX Sch C/Schedule C)	Missing a balance sheet for the schedule C business.		No
Buyer Comment (2019-12-12): There are 3 letters of explanation in the file regarding the missing balance sheet.  The CPA derives the figures from K-1's and the K-1's were not yet available.  In addition, no income is being used from this business to qualify.  Attached for your review are the 3 LOEs regarding the balance sheet.

Reviewer Comment (2019-12-17): Appendix Q requires a balance sheet in order to meet Safe Harbor.  Business is a loss > 5% of total income so it's not exempt from documentation requirements.  Balance Sheet must be supplied or file must be moved to a Non QM Designation.

Buyer Comment (2020-01-21): Please update the loan to Non QM and close the condition.

Reviewer Comment (2020-01-22): Per Client request move to Non QM designation.

XXX	1008325	192564179	14793139	3721	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/2019)
																					File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.		No
XXX	1008325	192564179	14793141	3867	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Risk.	Fails QM due to the missing balance sheet and the excluded installment debt.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2019-12-12): No income is being used from the Schedule C business/missing balance sheet.  A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-17): Appendix Q requires a balance sheet in order to meet Safe Harbor.  Business is a loss > 5% of total income so it's not exempt from documentation requirements.  Balance Sheet must be supplied or file must be moved to a Non QM Designation.

Buyer Comment (2020-01-21): Please update the loan to Non QM and close the condition.

Reviewer Comment (2020-01-22): Per Client request move to Non QM designation.

XXX	1008325	192564179	14793142	4826	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/27/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008325	192564179	14793143	6544	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,496.00 exceeds tolerance of $2,151.00 plus 10% or $2,366.10.  Sufficient or excess cure was provided to the borrower. (0)
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	06/27/2020
XXX	1008325	192564179	14793144	6545	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	cured	11/19/2019	2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $650.00.  Sufficient or excess cure was provided to the borrower. (7506)
																							Yes		06/27/2020	Reviewer Comment (2019-11-19): Lender cured at consummation.
XXX	1008325	192564179	15116322	25034	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 37.20809% moderately exceeds the guideline maximum of 35.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.
																							No
Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-16): Exception Cleared due to exclusion of auto payment however see new exception Q violation due to exclusion of auto payment paid by other party.

XXX	1008325	192564179	15116340	5366	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/19/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 37.20809% exceeds Guideline total debt ratio of 35.00000%.
Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.
																							No
Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-16): Excluded from calculation as exception granted by lender - new appendix Q violation exception generated due to exclusion of payment paid by other party.

XXX	1008325	192564179	15116341	4264	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/19/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.54 is less than Guideline PITIA months reserves of 6.00.	Reserve requirement of 6 months not met per guidelines.		No
Buyer Comment (2019-12-12): Galton Base Program. Calculated reserves are 8.17 months which meets the minimum  6 month requirement.  Attached for your review is a breakdown of the borrower's assets and reserve calculation.

Reviewer Comment (2019-12-16): Updated assets accordingly to statement available at time of closing.

XXX	1008325	192564179	15116437	5695	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	cleared	12/17/2019	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.
																							No
Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-17): Debt by other party not allowed to be excluded under appendix Q - debt included in ratios DTI to 37% which exceeds guidelines of 35% for 95% LTV program.

XXX	1008325	192564179	15455854	26788	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	12/16/2019	Compliance	Federal Compliance	Compliance	cleared	12/17/2019	1	Appendix Q Liabilities - Payments by other party	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason ("Payments by other party").	Credit exception provided for the auto loan payment excluded which is being paid by borrower's business.		No			Reviewer Comment (2019-12-17): Debt by other party not allowed to be excluded under appendix Q - debt included in ratios DTI to 37% which exceeds guidelines of 35% for 95% LTV program.
XXX	1008325	192564179	15990124	22655	XXX	Purchase	Primary	6/XX/2019	KS	$807,500.00	Loan Review Complete	01/22/2020	Compliance	Federal Compliance	Compliance	open		2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Per Client request move to Non QM designation.		No
XXX	1008328	BRE19002074	14790634	23688	XXX	Purchase	Second Home	7/XX/2019	TN	$534,750.00	Loan Review Complete	11/04/2019	Insurance	Insurance Analysis	Credit	cleared	12/20/2019	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance coverage is short and the loan file does not provide a replacement cost estimate.		No
Buyer Comment (2019-12-06): The Base hazard insurance coverage is $485,000. There is additional Replacement cost coverage of $97,000 bringing the total coverage to $584,000 which is higher than the loan amount of $534,750. This is sufficient coverage.

Reviewer Comment (2019-12-09): Missing insurance company's Replacement Cost Estimator value to verify sufficient coverage. The appraisal did not reflect an estimated cost new.

Buyer Comment (2019-12-19): Refer to the 4/1/2019 Seller Guide, Chapter 8, page 160.  Galton guidelines for Hazard Insurance Coverage are 100% of the insurable value of the improvements, guaranteed replacement OR the total of the actual unpaid balances of the first and all subordinate liens.   The HOI on this loan covers the loan amount, therefore a replacement cost estimate is not required.  The Base hazard insurance coverage is $485,000. There is additional Replacement cost coverage of $97,000 bringing the total coverage to $584,000 which is higher than the loan amount of $534,750. This is sufficient coverage. Attached for your review is a copy of the HOI Policy.

Reviewer Comment (2019-12-20): HOI policy provided dwelling coverage of $485,000 plus extended coverage of $97,000 totaling $582,000 with loan amount of $534,750 guidelines state coverage must exceed all liens -- only liens present is subject loan - sufficient coverage provided.

XXX	1008328	BRE19002074	14797818	25040	XXX	Purchase	Second Home	7/XX/2019	TN	$534,750.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).			No
XXX	1008328	BRE19002074	14799020	730	XXX	Purchase	Second Home	7/XX/2019	TN	$534,750.00	Loan Review Complete	11/05/2019	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	waived	11/05/2019	2	Transaction Error: Outstanding liens were not paid at closing.
Missing verification 2017 IRS balance of $730.56 is paid in full and no outstanding balance with IRS; however, lender provided an exception.   Borrower has an original outstanding balance of $24313.00. Statement of accounts provided indicates majority of balance was paid with remaining amount of $730.56. Remaining balance is minimal and borrower has sufficient assets to pay.
																						754 representative FICO score > 600 guideline minimum 66.84% LTV < 80% guideline max Borrower has employment stability for 4 years in current position	No			Reviewer Comment (2019-11-05): Lender exception with comp factors was provided.
XXX	1008598	470048866	14820623	6572	XXX	Purchase	Primary	7/XX/2019	CA	$100,000.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008598	470048866	14820624	6572	XXX	Purchase	Primary	7/XX/2019	CA	$100,000.00	Loan Review Complete	11/05/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/2019)			No
XXX	1008598	470048866	15103924	4357	XXX	Purchase	Primary	7/XX/2019	CA	$100,000.00	Loan Review Complete	11/18/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019)	.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/30/2020
XXX	1008656	400339346	14823923	17817	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Missing Document	General	Credit	open		2	Incomplete Document: 1003 Initial - Lender's is incomplete		Missing initial application for co-borrower.		No
XXX	1008656	400339346	14825622	24955	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Guideline	Guideline Issue	Credit	waived	12/13/2019	2	Borrower does not have the minimum active tradelines per guidelines.
Primary borrower does not meet minimum tradeline guideline requirement of one reported tradeline for 24 months active within last 12 months with minimum $2,500 high credit balance - only active tradeline for borrower is mortgage with 18 month history.
																						34.52% DTI < 45.00% guideline max - 10.48% below program guideline maximum 14 months reserves > 0 months guideline minimum - borrowers have verified reserves of $59,367	No
Buyer Comment (2019-12-12): Galton approved a Credit Exception for B1 missing required tradelines.  The borrower does have credit history to include "paid as agreed" on all accounts to include mortgage history for 18 months, XXX and XXX Credit.  The co-borrower does meet the minimum tradeline requirements.  Attached for your review is a copy of the Galton Credit Exception.

Reviewer Comment (2019-12-13): Client elects to waive with compensating factors.

XXX	1008656	400339346	14835161	6572	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	File does not contain acknowledgment singed by borrower receiving appraisal 3 days prior to closing nor does file contain evidence of when appraisal received by borrower.		No
XXX	1008656	400339346	14835163	4826	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2019)	Final CD does not reflect cure when one is required due to tolerance violations.		Yes	Letter of Explanation & Corrected Closing Disclosure	06/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008656	400339346	14835164	6542	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $688.05 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer tax increased without valid COC or cure provided to borrower at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	06/26/2020
Buyer Comment (2020-01-20): Please see COC.

Reviewer Comment (2020-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure or additional details as to why the Transfer Tax was added to the Revised LE.  COC received shows rate lock which wouldn't affect the Transfer Tax.  Unable to determine why the Transfer Tax was added by document provided.

XXX	1008656	400339346	14835341	6546	XXX	Purchase	Primary	6/XX/2019	CA	$531,508.00	Loan Review Complete	11/06/2019	Property - Appraisal	General Appraisal Requirements	Credit	open		2	Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report Date: 06/26/2019 Condo (Low Rise)	Subject is "site condo"		No
XXX	1008659	400355049	14836064	4826	XXX	Purchase	Primary	7/XX/2019	CA	$810,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2019)	Final disclosure reflects an increase of $362.30 in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/10/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008659	400355049	14836065	6411	XXX	Purchase	Primary	7/XX/2019	CA	$810,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	The loan file is missing the seller's final disclosure		Yes	Letter of Explanation & Corrected Closing Disclosure	07/10/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008659	400355049	14836067	6543	XXX	Purchase	Primary	7/XX/2019	CA	$810,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,881.00 exceeds tolerance of $1,352.00 plus 10% or $1,487.20.  Insufficient or no cure was provided to the borrower. (0)

Final disclosure reflects an increase in the 10% tolerance fees, total expense is $2,196.00, exceeds tolerance limit of $1,833.70, by $362.30 due to increase in Lender's Title Insurance.  Missing proof of valid change disclosed to the borrower, no cure provided at closing.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/10/2020
Buyer Comment (2020-01-20): 1/20/2020 BC The increase to fees is in Section C. These are Borrower chosen providers and are not subject to tolerance.

Reviewer Comment (2020-01-22): Updated from: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,196.00 exceeds tolerance of $1,667.00 plus 10% or $1,833.70.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (2020-01-22): Lender's Title Insurance and Endorsements were payable to Old Republic which is the same provider listed on the SSPL. Prelim Title confirms Old Republic used as well

Buyer Comment (2020-01-22): 1/22/2020 PCCD issued on 8/28/2019 reflects updated title fees paid to same provider listed on the SSPL and not over tolerance.

Reviewer Comment (2020-01-24): AMC received PCCD indicating  fees in 10% tolerance within threshold. Final settlement statement supports PCCD. Exception Cleared.

XXX	1008659	400355049	14836197	25454	XXX	Purchase	Primary	7/XX/2019	CA	$810,000.00	Loan Review Complete	11/06/2019	Appraisal Reconciliation	Value Discrepancy	Property	cleared	01/09/2020	1	Loan is to go in a securitization and reflects only one valuation product when two are required.				No			Reviewer Comment (2020-01-09): CU score of 1.0 per UCDP in file.
XXX	1008659	400355049	14837626	25403	XXX	Purchase	Primary	7/XX/2019	CA	$810,000.00	Loan Review Complete	11/06/2019	Guideline	Guideline Issue	Credit	waived	11/08/2019	2	Use of Rental Income without a Lease requires 3 months PITIA in addition to standard requirement per guidelines.		Lender exception provided for - Use of short term leases at 75% to offset departure residence liability.	798 representative FICO score > 680 guideline minimum $103k+ in reserves, $13k+ in monthly residual income	No			Reviewer Comment (2019-11-08): Client elects to waive.
XXX	1008660	400355354	14843930	5445	XXX	Purchase	Primary	7/XX/2019	GA	$1,140,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	open		2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			No
XXX	1008660	400355354	14843945	4826	XXX	Purchase	Primary	7/XX/2019	GA	$1,140,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2019)	Final disclosure reflects an increase of $50.00 in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/09/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008660	400355354	14843947	6542	XXX	Purchase	Primary	7/XX/2019	GA	$1,140,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7562)

Final disclosure reflects a total expense for the Title - Closing Protection Letter Fee of $50.00, not previously disclosed.  Please provide attestation that vendor was subcontract by vendor for other title vendor, VCC for increase in fee, or provide a post-closing CD showing the correction with a cure to the borrower.  And a copy of the letter of explanation to the borrower disclosing the changes made.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/09/2020
Buyer Comment (2020-01-20): 1/20/2020 BC The CPL fee of $50.00 was added to Section C. This is a borrower's provider and is not subject to tolerance.

Reviewer Comment (2020-01-22): Fee subject to 10% testing - Fee in Section B

XXX	1008660	400355354	14844357	1052	XXX	Purchase	Primary	7/XX/2019	GA	$1,140,000.00	Loan Review Complete	11/06/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																							No
XXX	1008705	23119289887	14876822	7456	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/S-Corp)
																					2018 tax return extension not provided.		No
XXX	1008705	23119289887	14876823	7456	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX./S-Corp)
																					2018 tax return extension not provided.		No
XXX	1008705	23119289887	14876824	20305	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/S-Corp)
																					2018 tax return extension not provided.		No
XXX	1008705	23119289887	14876825	20305	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX inc./S-Corp)
																					2018 tax return extension not provided.		No
XXX	1008705	23119289887	14877530	3867	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	01/17/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Missing the YTD P&L for XXX.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2020-01-16): XXX, XXX, LLC merged into XXX, Inc. in the beginning of 2019. Therefore, there will be no existing  quarterly or YTD P&L for XXX, LLC.  Attached for your review is a letter from the CPA confirming the merger.

Reviewer Comment (2020-01-17): Escalated to compliance for review for possible waiver.

Reviewer Comment (2020-01-17): HPQM Loan

XXX	1008705	23119289887	14877534	4826	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/06/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008705	23119289887	14877537	6542	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $556.55 exceeds tolerance of $235.00.  Insufficient or no cure was provided to the borrower. (7726)
																					Final disclosure reflects a total expense for the Title - Endorsement feesl of $556.55, initially disclosed as $235.00, insufficient cure provided at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/06/2020
Buyer Comment (2020-01-20): 1/20/2020 BC The Title Endorsement Fees are Borrower chosen in Section C and are not subject to tolerance.

Reviewer Comment (2020-01-22): SitusAMC received required documents, exception is cleared.

XXX	1008705	23119289887	14885162	7455	XXX	Purchase	Primary	8/XX/2019	TX	$845,500.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/14/2019	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX LLC/S-Corp)	The loan file is missing the most recent quarterly P&L statement for the business XXX.		No
Buyer Comment (2019-12-12): XXX, LLC merged into XXX, Inc. in the beginning of 2019. Therefore, there will be no existing  quarterly or YTD P&L for XXX, LLC.  Attached for your review is a letter from the CPA confirming the merger.

Reviewer Comment (2019-12-14): CPA confirmed XXX LLC was combined with XXX effective 01/XX/19. Historical income was calculated using prior years combined The 2019 P & L for XXX Inc. was considered for current combined income. .

Reviewer Comment (2020-01-17): Escalated to compliance for review for possible waiver.

XXX	1008722	192594779	14876231	3677	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan fails ATR due to missing the most recent signed tax returns. Borrower filed an extension for 2018 taxes.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2019-12-12): This is a Non-QM Loan (Base loan program). The loan file does contain 2016 and 2017 tax returns.  In addition, the corresponding tax year transcripts were provided.  In lieu of signed tax returns, the transcripts validate the return and filing.  Attached for your review are the 2016 and 2017 Tax Transcripts.

Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.

XXX	1008722	192594779	14876232	1223	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The borrower filed an extension for tax year 2018. 2017 & 2016 personal tax returns are provided; however, they are missing the required signatures.		No
Buyer Comment (2019-12-12): The loan file does contain 2016 and 2017 tax returns.  In addition, the corresponding tax year transcripts were provided.  In lieu of signed tax returns, the transcripts validate the return and filing.  Attached for your review are the 2016 and 2017 Tax Transcripts.

The borrower is not self-employed.  The borrower owns .1672% or less than 1%.  Income is validated per the tax returns and transcripts for 2016 and 2017. In addition, a Written Verification of Employment in the file confirms the existence of the business and the borrower's K-1 income.  The borrower is a Partner.  Attached for your review is the Written Verification of Employment and attachment to the VOE.

Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.

XXX	1008722	192594779	14876233	1231	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The borrower filed an extension for tax year 2018. 2017 & 2016 personal tax returns are provided; however, they are missing the required signatures.		No
Buyer Comment (2019-12-12): The loan file does contain 2016 and 2017 tax returns.  In addition, the corresponding tax year transcripts were provided.  In lieu of signed tax returns, the transcripts validate the return and filing.  Attached for your review are the 2016 and 2017 Tax Transcripts.

The borrower is not self-employed.  The borrower owns .1672% or less than 1%.  Income is validated per the tax returns and transcripts for 2016 and 2017. In addition, a Written Verification of Employment in the file confirms the existence of the business and the borrower's K-1 income.  The borrower is a Partner.  Attached for your review is the Written Verification of Employment and attachment to the VOE.

Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.

XXX	1008722	192594779	14876234	1249	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan fails ATR due to missing the most recent signed tax returns. Borrower filed an extension for 2018 taxes.		No			Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.
XXX	1008722	192594779	14876235	4826	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Final disclosure reflects an increase of $110 in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/11/2020	Reviewer Comment (2019-12-13): TRID team cleared
XXX	1008722	192594779	14876237	6542	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)

Final disclosure reflects a total expense for the wire Fee of $5.00 paid to a separate title company, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.  Provide a post-closing CD showing the correction with a cure to the borrower.  And a copy of the letter of explanation to the borrower disclosing the changes made.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/11/2020
Buyer Comment (2020-01-20): 1/20/2020 BC The Title Wire Fee is  Borrower chosen in Section C and is not subject to tolerance.

Reviewer Comment (2020-01-22): AMC reviewed exception. The fee was outsourced by chosen provider. Exception Cleared.

XXX	1008722	192594779	14876239	6542	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	cured	01/22/2020	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $7,167.00 exceeds tolerance of $7,062.00.  Insufficient or no cure was provided to the borrower. (8304)
																					Final disclosure reflects a total expense for the transfer tax of $7167.00, initially disclosed as $7062.00, insufficient cure provided at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/11/2020
Buyer Comment (2020-01-20): 1/20/2020 BC The final Closing disclosure dated 8/12/2019 indicates a cure in the amount of $105.00.

Reviewer Comment (2020-01-22): A cure was provided at closing. Exception Cured.

XXX	1008722	192594779	14876683	6239	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/17/2020	1	Payment Shock exceeds credit guidelines.	Payment Shock: 129.05895%	Per the guideline the payment shock may not exceed 100% if the borrower was previously renting. This loan has a payment shock of 129%.		No
Buyer Comment (2019-12-12): The guidelines quoted by the reviewer are for the Asset Qualifier program.  This is not an Asset Qualifier.  The program is a Full Doc- A+ Base Program. This would not apply.

Reviewer Comment (2019-12-13): Guides reflect payment shock cannot exceed 100% if the borrower is currently renting. Waiver is allowed if LTV is less than 65% OR  borrower has owned the home free and clear for 2 or more years. Neither of those was noted.,

Buyer Comment (2020-01-16): The guidelines quoted by the reviewer are for the Asset Qualifier program.  This is not an Asset Qualifier.  The program is a Full Doc- A+ Base Program. This would not apply.   This is a Base Program loan.  Please refer to Page XX of the 5/31/2019 Galton guide for the payment shock guideline on the Base program. "Generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file."  Payment shock on  this file is 129%

Reviewer Comment (2020-01-17): Upon further review it is noted base program payment shock is 150%.  Payment shock of 129% within guidelines.

XXX	1008722	192594779	14876761	25399	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	11/07/2019	Guideline	Guideline Issue	Credit	waived	11/19/2019	2	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		The borrower does not have a 24 month primary housing history as required by the guidelines.	Lender's DTI 29.74% DTI on this full documentation loan < 43% guideline max 741 representative FICO score > 680 guideline minimum Borrower has employment stability for 10 years in current position.	No			Reviewer Comment (2019-11-19): Client elects to waive with compensating factors.
XXX	1008722	192594779	15439993	20305	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	12/13/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule K-1 less than 25 Percent)

Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
																							No
XXX	1008722	192594779	15995429	6583	XXX	Purchase	Primary	8/XX/2019	GA	$1,738,000.00	Loan Review Complete	01/22/2020	Compliance	Federal Compliance	Compliance	cured	01/22/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $7,167.00 exceeds tolerance of $7,062.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																							Yes	Final CD evidences Cure	08/11/2020
XXX	1008779	77519290505	14871930	23606	XXX	Purchase	Primary	8/XX/2019	CA	$980,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,254,342.64 disclosed on the Final Closing Disclosure dated 08/XX/2019)
Borrower paid charges in Section C increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 08/01/19 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.
																							Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	08/01/2020
Buyer Comment (2020-01-22): 1/20/2020 BC The PCCD dated 10/3/2019 indicated and increase of $1699.00 in fees. These fees were in Section C, Borrower's chosen provider and were not subject to tolerance. The PCCD provided actual fees and accurate TOP.

Reviewer Comment (2020-01-27): SitusAMC’s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes occurring after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, SitusAMC will calculate the APR, Finance Charge and TOP based on corrected fees on the PCCD and cite exceptions if the APR, Finance Charge and TOP disclosed on the final CD (provided at or before consummation) are inaccurate based on the updated fees shown on PCCD.  With regard to the above, if SitusAMC receives evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing, we will consider clearing any associated TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an after-closing event. Otherwise, the cure for an under disclosed TOP includes a Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and, if transaction is rescindable, to re-open rescission.

XXX	1008779	77519290505	14871999	4371	XXX	Purchase	Primary	8/XX/2019	CA	$980,000.00	Loan Review Complete	11/07/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final CD reflects closing date of 8/XX/19 however actual date of consummation was 8/XX/19 however was cured via post closing CD,		Yes	Letter of Explanation & Corrected Closing Disclosure	08/01/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008779	77519290505	14872153	6239	XXX	Purchase	Primary	8/XX/2019	CA	$980,000.00	Loan Review Complete	11/07/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/13/2019	1	Payment Shock exceeds credit guidelines.	Payment Shock: 240.38720%	Guidelines maximum is 150% - payment shock of 240% exceed guideline.		No
Buyer Comment (2019-12-12): Transaction was submitted under Streamline Program and DU provided Accept/Ineligible finding. Payment shock is not defined in Streamline overlay or FNMA guidelines.  Payment shock is only referenced in Base Program guidelines. It is also not a maximum but requires compensating factors.

Reviewer Comment (2019-12-13): Per client direction on SL1 guides, payment shock doe not apply.

XXX	1008810	115580000477	14889224	1052	XXX	Purchase	Primary	8/XX/2019	MA	$517,500.00	Loan Review Complete	11/08/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																							No
XXX	1008810	115580000477	14889225	1052	XXX	Purchase	Primary	8/XX/2019	MA	$517,500.00	Loan Review Complete	11/08/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/XX/2019)
																							No
XXX	1008884	3700296289	14949274	25040	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,669,000.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The failure is triggered because the most current bank statement used is dated 04/30/2019.		No
XXX	1008884	3700296289	15015496	3831	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,669,000.00	Loan Review Complete	11/13/2019	Credit	Miscellaneous	Credit	waived	12/13/2019	2	Credit Exception:
Guidelines only allow for a principle reduction of $2,000 or 2%, whichever is less. There was a principle reduction of $10,556.27 since borrower made an additional monthly payment on the prior loan after the pay-off was issued.
																						FICO 728 > 640 required. 74.01% LTV < 80.00 guideline max - $597.985.50 more equity than required by program guidelines	No
Buyer Comment (2019-12-12): Galton approved an exception for overage of principal reduction.  The borrower made an additional payment after payoff was provided.  Attached for your review is the Galton Credit Exception.

Reviewer Comment (2019-12-13): Client elects to waive with compensating factors.

XXX	1008884	3700296289	15019859	4357	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,669,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	Note indicates the loan is assumable, however CD does not.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/24/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008908	7570402089	14904154	6572	XXX	Purchase	Investment	8/XX/2019	RI	$403,750.00	Loan Review Complete	11/08/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008908	7570402089	14904156	5445	XXX	Purchase	Investment	8/XX/2019	RI	$403,750.00	Loan Review Complete	11/08/2019	Compliance	Federal Compliance	Compliance	open		2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			No
XXX	1009023	17781156	14936683	3831	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Credit	Miscellaneous	Credit	waived	11/19/2019	2	Credit Exception:		Borrower required to pay off debt at closing. Not all items paid in full. Exception issued with Compensating Factors.	Borrower in current position for more than 35 years. FICO 701 > 680 required	No			Reviewer Comment (2019-11-19): Client waives with compensating factors.
XXX	1009023	17781156	14950541	25158	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide the Rate Lock, reflecting any bona fide discount points, for the subject transaction.		No
XXX	1009023	17781156	14950697	25035	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.43220% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

The loan file is failing APR due to excessive credit debt and reduced income at review. The loan was qualified with credit debt of $996 and income of $8,836.67 ($8,374.10 base and $462.57 OT). Review used income of $7,795.82 ($7,332.79 base and $463.03 OT).  Base income utilized at origination used YTD which exceeds all other averages by over $1,000 or more. Two years + YTD is more representative of the borrower's average income. Also, debts increased by $347 since some credit debt was not paid in full as required, and an auto lease payment omitted and should not have been excluded per Guidelines. The reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45%.
																							No
Buyer Comment (2019-12-13): This is a Streamlined loan program. The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.  Base $8,374 + OT $556 = $8,930/month.  In addition,  the XXX Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) XXX XXX $446 (3) XX Financial Cards $156 (4) THD/CBNA $107 (5) XXX $47 and (6) XXX Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) XX Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

XXX	1009023	17781156	14950732	25029	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	A reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45% and fails ATR which no longer meets the loan designation of Non QM.		Yes	Lender to provide updated ATR/QM Loan Designation
Buyer Comment (2019-12-13): This is a Non-QM loan. (Streamlined loan program). The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.    Base $8,374 + OT $556 = $8,930/month.  In addition,  the XXX Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) XXX Motor Financial $446 (3) XX Financial Cards $156 (4) THD/CBNA $107 (5) XXX $47 and (6) XXX Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) XX Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

XXX	1009023	17781156	14950739	5366	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.43220% exceeds Guideline total debt ratio of 45.00000%.
The loan exceeds DTI due to excessive credit debt and reduced income at review. The loan was qualified with credit debt of $996 and income of $8,836.67 ($8,374.10 base and $462.57 OT). Review used income of $7,795.82 ($7,332.79 base and $463.03 OT).  Base income utilized at origination used YTD which exceeds all other averages by over $1,000 or more. Two years + YTD is more representative of the borrower's average income. Also, debts increased by $347 since some credit debt was not paid in full as required, and an auto lease payment omitted and should not have been excluded per Guidelines. The reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45%.
																							No
Buyer Comment (2019-12-13): This is a Streamlined loan program. The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.  Base $8,374 + OT $556 = $8,930/month.  In addition,  the XXX Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) XXX Motor Financial $446 (3) XX Financial Cards $156 (4) THD/CBNA $107 (5) XXX $47 and (6) XXX Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) XX Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

XXX	1009023	17781156	14950838	5695	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	AZ	$403,750.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan failed ATR due to excessive DTI.		No
Buyer Comment (2019-12-13): The loan is an SL1 - Streamlined program. The DTI is 44.73% which meets guidelines.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

XXX	1009037	17781615	14941567	6643	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	IL	$200,000.00	Loan Review Complete	11/11/2019	Compliance	State Compliance	Compliance	cleared	01/28/2020	1	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.			No			Buyer Comment (2020-01-27): Recorded copy of the mortgage with the exemption included uploaded. Reviewer Comment (2020-01-28): Received document attached to TD mortgage as required.
XXX	1009040	3819060307	14950254	4357	XXX	Purchase	Primary	8/XX/2019	CA	$1,880,000.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019)	Closing Disclosure allows for assumption and Note allows for assumption.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/12/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009040	3819060307	14950255	4371	XXX	Purchase	Primary	8/XX/2019	CA	$1,880,000.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final CD has a closing date of 8/12/2019 however, the CD and Note were signed on 8/13/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/12/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009040	3819060307	14950256	4408	XXX	Purchase	Primary	8/XX/2019	CA	$1,880,000.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Cash To Close	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Closing Disclosure Final Cash to Close $501,415.17. Closing Disclosure Calculated Final Cash to Close $502,642.38.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/12/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009040	3819060307	15214329	6239	XXX	Purchase	Primary	8/XX/2019	CA	$1,880,000.00	Loan Review Complete	11/26/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/20/2019	1	Payment Shock exceeds credit guidelines.	Payment Shock: 311.82805%	Borrower has prior mortgage history the last 33 months. Guides allow for 250% if the borrower has a mortgage history in the past 24 months. Calculated shock is excessive at 311.82%		No
Buyer Comment (2019-12-06): The 250% payment shock guideline only applies to the Asset Qualifier program. This is a Streamline loan with income per DU. Streamline guidelines do not address payment shock and qualifying is based on DU Findings. Also, this file exhibits many compensating factors that would allow a higher payment shock - $1.5M in assets, $23,000 in residual income and a DTI that is more than 5% below the maximum.

Reviewer Comment (2019-12-09): Chapter 5 of the 4/1/19 guidelines, Payment Shock states payment shock can not exceed 100% if the borrower is currently renting or 250% id the borrower has  a mortgage history in the past 24 months. Borrower qualified for the maximum 250% payment shock however, calculated shock is 311.82% A lender approved exception with compensating factors would be required.

Buyer Comment (2019-12-19): The section of the 4/1/19 guidelines you are referencing is for the Asset Qualifier program (page 81).  This is a Streamline loan.  Refer to page 48 of the 4/1/19 Seller Guide for Galton's general guideline on payment shock.  It states, "Generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file".   This file exhibits many compensating factors that would allow a higher payment shock - $1.5M in assets, $23,000 in residual income and a DTI that is more than 5% below the maximum.  Because this is a general guideline, no lender approved exception with compensating factors is needed.

Reviewer Comment (2019-12-20): SL1 guidelines are silent on payment shock however base guides state higher payment shock are allowed if compensating factors exist in file.  No exception needed as allowed per guidelines.  $1.5 mil in assets, $23K in residual income.

XXX	1009073	110142081	14944295	4371	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$568,000.00	Loan Review Complete	11/11/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	Final CD reflects closing date of 9/XX/19 however actual date of consummation was 9/XX/19 - issue was cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/08/2020
XXX	1009073	110142081	14944514	3831	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$568,000.00	Loan Review Complete	11/11/2019	Credit	Miscellaneous	Credit	waived	11/14/2019	2	Credit Exception:		Streamline guidelines do not allow a borrower who is not currently on title to be added. Title currently vested in primary borrower only. Approved exception to add co-borrower.	FICO 686 greater than minimum of 600. Borrower has job stability for 20 years in current position. Borrower on this full documentation loan has a disposable income of $9K. $22K in reserves.	No			Reviewer Comment (2019-11-14): Client elects to waive with comp factors.
XXX	1009101	200010129637	14997434	25158	XXX	Purchase	Primary	9/XX/2019	CA	$1,186,882.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide rate lock.		No
XXX	1009110	LW1906001098	14991826	6582	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CA	$975,000.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	cured	11/12/2019	1	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $295.00 plus 10% or $324.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					There was no VCC for the increase in the 10% fees by $71.50. PC CD dated 09/13/2019 reflected a cure of $71.50. Loan file contains proof of delivery to the borrower.		Yes	Final CD evidences Cure	08/29/2020
XXX	1009113	110134693	14991546	23396	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	open		2	There is no dollar amount noted on the title policy.		Title policy amount is blank on preliminary title report.		No
XXX	1009113	110134693	14991794	6239	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Payment Shock exceeds credit guidelines.	Payment Shock: 170.90200%	Guidelines allow for 150% payment shock, payment shock for this loan is 170%.		No
Buyer Comment (2019-12-13): Payment shock is a Base program  guideline per the Galton Seller Guide.   This loan is a Streamline and relies on the FNMA DU approval for qualifying.  Other comp factors :   Low DTI at 29.47% (35% max),  Residual income of $23,511 per month.

Reviewer Comment (2019-12-16): Loan approved through SL1 program - SL1 program guidelines are silent as to payment shock.

XXX	1009113	110134693	14993604	6583	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	cured	11/12/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $225.00 exceeds tolerance of $200.00.  Sufficient or excess cure was provided to the borrower at Closing. (75104)
																							Yes	Final CD evidences Cure	08/26/2020
XXX	1009113	110134693	14993765	4371	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	Final CD has a closing date of 8/XX/2019 but date of consumation is 8/XX/2019		Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009113	110134693	14993766	5012	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Tolerance cure did not include Appraisal Review fee difference of $25. Appraisal review fee was disclosed as $200 but $225 was charged on the final CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009113	110134693	14993769	4826	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	There was $25 lender credit given to cover the difference in the appraisal review fee from $200 to $225		Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009113	110134693	14993772	6340	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Unable to find evidence the list of service providers was given to the borrower.		No	No Defined Cure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009113	110134693	14994309	4402	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 08/XX/2019)	Calculating Cash to Close taable as $0.00 for the Seller Credit however there is a Seller Credit of $6,000 in Section L.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009113	110134693	14994390	4265	XXX	Purchase	Primary	8/XX/2019	CA	$1,377,500.00	Loan Review Complete	11/12/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: Debt service months discrepancy.	Calculated debt service months reserves of 2.99 is less than Guideline debt service months reserves of 3.00.			No
Buyer Comment (2019-12-13): This loan is a Streamlined program using DU to determine reserve requirements.   The DU findings only required reserves of $1617.00.  Actual reserves are $4128.47, more than adequate based on the DU findings.  Attached for your review are the DU Findings.

Reviewer Comment (2019-12-16): Reserves determined by DU - DU requires $1,617 in reserves sufficient reserves provided by borrower prior to closing.

XXX	1009119	200010127748	14997239	4371	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$517,000.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	Final CD reflects closing date of 9/XX/19 however actual date of consummation was 9/XX/19 issue cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/06/2020
XXX	1009130	711401045	15001317	3721	XXX	Purchase	Investment	9/XX/2019	OR	$618,750.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/2019)
																					Provide evidence of the date the borrowers received the valuation products.		No
XXX	1009170	LW1907002709	15004513	6239	XXX	Purchase	Primary	8/XX/2019	CA	$1,305,000.00	Loan Review Complete	11/12/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Payment Shock exceeds credit guidelines.	Payment Shock: 271.69400%	Payment shock should not exceed 100% when the borrower was previously renting. Payment shock = 271.694%.		No
Buyer Comment (2019-12-13): This loan is a Streamlined program using DU findings to qualify.   The "100% payment shock while currently renting" policy only applies to the Asset Qualifier Base program.

Reviewer Comment (2019-12-16): Loan approved through SL1 program and guidelines are silent on payment shock under Sl1 program.

XXX	1009170	LW1907002709	15005841	4371	XXX	Purchase	Primary	8/XX/2019	CA	$1,305,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019)	The final closing disclosure disclosed 08/27/2019 as the date of consummation; however, the CD was executed 08/29/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/28/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009170	LW1907002709	15005842	6411	XXX	Purchase	Primary	8/XX/2019	CA	$1,305,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	The loan file does not contain a seller's closing disclosure. Seller paid fees were provided on the consumer CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/28/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009170	LW1907002709	15005895	22790	XXX	Purchase	Primary	8/XX/2019	CA	$1,305,000.00	Loan Review Complete	11/13/2019	Credit	Miscellaneous	Credit	waived	11/26/2019	2	A copy of Asset Verification Report is not on file.		Lender provided an exception for the HOA currently being under litigation.	762 representative FICO score > 680 guideline minimum - 82 points above guideline minimum Borrower has a residual income of $14,579 versus guideline minimum of $1,500.	No			Reviewer Comment (2019-11-26): Client elects to waive with compensating factors.
XXX	1009172	380173	15004327	6572	XXX	Purchase	Investment	8/XX/2019	HI	$800,712.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1009172	380173	15004328	5445	XXX	Purchase	Investment	8/XX/2019	HI	$800,712.00	Loan Review Complete	11/12/2019	Compliance	Federal Compliance	Compliance	open		2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			No
XXX	1009174	1591907006	15054567	25421	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Guideline	Guideline Issue	Credit	waived	11/19/2019	2	Rural property type is not permitted per Guidelines.
Lender Exception granted for property being considered rural. Three comparables are less than 1 mile away and the property is close to amenities, however 2 of the comparables are over 5 miles. Compensating Factors provided.
																						Fico 705> 680 required. DTI 19.07%< 45% maximum. Reserves of > $911,000 available when $0 required by AUS.	No			Reviewer Comment (2019-11-19): Client elects to waive with comp factors.
XXX	1009174	1591907006	15054627	3831	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Credit	Miscellaneous	Credit	waived	11/19/2019	2	Credit Exception:		Lender Exception granted for the loan file missing evidence that funds owed on income tax filing was paid. Compensating Factors provided.	Fico 705> 680 required. DTI 19.07%< 45% maximum. Reserves of > $911,000 available when $0 required by AUS.	No			Reviewer Comment (2019-11-19): Client elects to waive with comp factors.
XXX	1009174	1591907006	15063770	20305	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/16/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/C-Corp 1120)
																					The borrower did not provide the 2019 1040 or 1120. 2018 returns used when 2019 should have been obtained.		No
XXX	1009174	1591907006	15063771	4826	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)
Fees exceeded allowable by $2,270 due to an increase in the Appraisal Fee and the name change on the Administration Fee. A PC CD corrected the name back to Administration Fee for the $1,795, however no VCC for the $425 increase in the Appraisal fee provided. VCC required or updated PC CD with cure tot he borrower and evidence of receipt by the borrower.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009174	1591907006	15063774	6542	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	cured	11/19/2019	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,795.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)

The lender changed the name of the $1,795 Administration Fee to Loan Origination on the Final CD. All LEs and the Initial CD reflected the name Administration fee. PC CD corrected the Loan Origination Fee back to Administration Fee.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/26/2020	Reviewer Comment (2019-11-19): Naming Convention cured with name change on PCCD.
XXX	1009174	1591907006	15063775	6542	XXX	Purchase	Primary	8/XX/2019	NV	$1,372,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,200.00 exceeds tolerance of $725.00.  Insufficient or no cure was provided to the borrower. (7506)

There was no VCC for the increase in the Appraisal Fee by $475. The Final CD did not reflect a cure for excessive fees. Provide a post-close CD reflecting the borrower credit/cure and a copy of the letter of explanation to the borrower disclosing the changes made.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/26/2020
Buyer Comment (2020-01-20): Please see COC.

Reviewer Comment (2020-01-22): AMC received COC however a changed circumstance is not indicated to warrant to appraisal fee increase. Please provide additional information regarding the changed circumstance for review.

XXX	1009178	200010126832 - 2	15010455	20305	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)
																					2018 tax return extension and 2018 no record of return transcript supplied.		No
XXX	1009178	200010126832 - 2	15010456	20305	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX Inc./S-Corp)
																					2018 tax return extension and 2018 no record of return transcript supplied.		No
XXX	1009178	200010126832 - 2	15010457	20305	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/Partnership)
																					2018 tax return extension and 2018 no record of return transcript supplied.		No
XXX	1009178	200010126832 - 2	15010459	4826	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2019)
The LEs provided don't indicate any loan originator compensation or provide. No valid change of circumstance issued for the addition of a $19,057.50 Loan Originator Compensation and $172.00 Second Appraisal Fee. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	07/11/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009178	200010126832 - 2	15010460	6411	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	No seller CD provided in the documents supplied.		Yes	Letter of Explanation & Corrected Closing Disclosure	07/11/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009178	200010126832 - 2	15010461	6542	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $19,057.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)

The LEs provided don't indicate any loan originator compensation. No valid change of circumstance issued for the addition of a $19,057.50 Loan Originator Compensation. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/11/2020
Buyer Comment (2020-01-20): Please see COC.

Reviewer Comment (2020-01-22): AMC reviewed 07/12 COC indicating a rate change Please provide additional information regarding the changed circumstance that occurred to trigger the rate change for review.

Buyer Comment (2020-01-22): 01/22/2020 Uploading Lender's Approval Certificate reflecting in item (1) that on 06/12/2019 BPO was required by Underwriting as Value was "Indeterminate".

Reviewer Comment (2020-01-24): AMC reviewed 07/12 COC indicating a rate change Please provide additional information regarding the changed circumstance that occurred to trigger the rate change for review.

XXX	1009178	200010126832 - 2	15010462	6542	XXX	Purchase	Primary	7/XX/2019	CA	$762,300.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $172.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
																					No valid change of circumstance issued for the addition of a $172.00 BPO fee. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	07/11/2020
Buyer Comment (2020-01-20): Please see COC.

Reviewer Comment (2020-01-22): AMC received 06/18/ COC however a changed circumstance is not indicated to added the fee. Please provide the changed circumstance that occurred that warranted the fee disclosure or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-22): 01/22/2020 Uploading Lender's Approval Certificate reflecting in item (1) that on 06/12/2019 BPO was required by Underwriting as Value was "Indeterminate".

Reviewer Comment (2020-01-24): AMC reviewed approval however it indicates the knowledge the fee was possible was 06/12 therefore the fee was not disclosed within 3 business days. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

XXX	1009184	1908EM280931	15008593	3831	XXX	Purchase	Investment	9/XX/2019	AZ	$120,000.00	Loan Review Complete	11/13/2019	Credit	Miscellaneous	Credit	waived	11/14/2019	2	Credit Exception:		Borrower Heloc was modified 4/30/16 which is less than 4 years from application date approved lender exception.
24.97% DTI on this full documentation loan < 50% guideline max

Borrower has employment stability for 23 years with same employer.

25 months reserves

Borrower on this ful documentation loan has a disposable income of $12,183.09
																							No			Reviewer Comment (2019-11-14): Client elects to waive with comp factors.
XXX	1009195	PRT19000194	15014941	6583	XXX	Purchase	Primary	8/XX/2019	ID	$553,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	cured	11/13/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75106)
																							Yes	Final CD evidences Cure	08/04/2020
XXX	1009197	4254855163	15028036	25838	XXX	Purchase	Investment	8/XX/2019	FL	$606,324.00	Loan Review Complete	11/14/2019	Income / Employment	Income Documentation	Credit	cleared	12/16/2019	1	REO Documents are missing.	Address: XXX HOA Verification HOA Verification	HOA verification not provided for XXX and XXX.		No			Buyer Comment (2019-12-13): HOA verification in file for XXX and XXX. Attached for your review. Reviewer Comment (2019-12-16): HOA verification provided by Galton as trailing document.
XXX	1009209	200010129163	15025739	26266	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,757.44 on Final Closing Disclosure provided on 09/XX/2019)
A corrective PCCD dated 09/27/19  is noted reflecting the changes to lender calculations; however, tax certificate in file reflects additional annual Mello Roos assessments of $2,597.10 yearly or $216.42 monthly that were not included in the ratios or CD's.  Haz insurance $261.25 + Taxes $1,214.55 + HOA $65.00 = $1,540.80 x 12 = $$18,489.60. Required estimated taxes, insurance and assessments page 1 and Estimated Property Costs 1 year on page 4 of CD is required.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	09/03/2020
Buyer Comment (2020-01-22): 01/17/2020 BB "Assessment Detail" at bottom of Tax Sheet is merely a breakdown of the Assessments already included in the two tax installments of $5,988.73 each.

Reviewer Comment (2020-01-24): Reviewed Tax Detail - Additional $2,597.10 of Special Assessment is in addition to the Taxes

Buyer Comment (2020-01-28): 1/28/2020 BC Tax bill shows that the special assessment is included.

Reviewer Comment (2020-01-30): Unable to locate documentation showing assessment is included in tax installments. From the tax bill provided in file it appears this is a separate charge.

XXX	1009209	200010129163	15025774	4371	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	Final Closing Disclosure has a closing date of 9/XX/2019 however the date of signature/consumation is 9/XX/2019		Yes	Letter of Explanation & Corrected Closing Disclosure	09/03/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009209	200010129163	15025775	4850	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Tolerance cure for various )% and 10% violations was noted o final CD, please provide a final settlement statement in order to cure the issue.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/03/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009209	200010129163	15025776	6543	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/13/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $175.00 plus 10% or $192.50.  Insufficient or no cure was provided to the borrower. (0)

The Loan Estimate disclosed the recording fees as $175, however $400 was charged on the Final CD.  This was adjusted to $259 on the Post Close CD dated 9/27/2019. A tolerance cure credit was noted on the final CD and is sufficient to cure the violation, please provide a final settlement statement in order to cure the issue.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/03/2020
Buyer Comment (2020-01-22): 01/17/2020 BB Final Settlement Statements are not in scope of review if Tolerance Cure was disclosed on Closing Disclosure prior to Consummation.

Reviewer Comment (2020-01-24): Lender provided $148.00 cure at closing and the Post Close CD reduced the recording fees to $259- Cure at closing would be sufficient to cover tolerance exceptions since recording fee was reduced. Please provide Final Settlement Statement to confirm recording fees.  Unable to locate in the loan file

Buyer Comment (2020-01-28): 1/28/2020 BC The final CD at consummation indicates the lender cure of $148.00. As the PCCD dated 9/27/2019 Indicates reduction in recording fees which meet tolerance, this should be sufficient.

Reviewer Comment (2020-01-30): Please provide the Final Settlement Statement to verify the fees as reflected on CD dated 9/7/19 we as loan funded.

XXX	1009209	200010129163	15025798	23396	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/13/2019	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	open		2	There is no dollar amount noted on the title policy.				No
XXX	1009209	200010129163	15027955	2909	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/14/2019	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	cleared	12/16/2019	1	Missing Document: Note - Subordinate Lien not provided		Missing 2nd lien note, unable to validate the terms of this obligation.		No
Buyer Comment (2019-12-13): The 2nd lien HELOC agreement with XXX is in the file.  This is a Streamline program loan.  Galton relies on the FNMA DU findings and Selling Guide for qualifying and doc requirements which only required the terms of the second lien.      Second lien for subject property is a HELOC opened in Feb 2019. Terms provided by seller.    The balance is $92,135 with a payment of $428 as indicated on the credit report supplement dated 8/14/2019.    This payment  was used in qualifying and is sufficient per Fannie Mae guidelines.  Attached for your review is the original HELOC agreement from XXX, Credit Supplement showing current balance and copy of the DU Findings.

Reviewer Comment (2019-12-16): Lender provided HELOC agreement as trailing document.

XXX	1009209	200010129163	15218572	6542	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$683,000.00	Loan Review Complete	11/26/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $480.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)

Fee disclosed as $450.00 on initial LE , but disclosed as $480.00 on Final Closing Disclosure. Lender tolerance cure of $148.00 was provided at closing on final CD and was sufficient to cure $30 zero tolerance appraisal violation. Please provide a final settlement statement in order to cure the issue.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/03/2020
XXX	1009235	92010031502	15031122	25838	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Income / Employment	Income Documentation	Credit	cleared	12/16/2019	1	REO Documents are missing.	Address: XXX HOA Verification	Both the appraisal being used and the CDA indicated the HOA fee is $750 per year. Both final 1003 and 1008 indicate the HOA fee is $750 per month. HOA docs are required to clarify this.		No
Buyer Comment (2019-12-13): Exp A+ Non-QM: There is no proof of actual HOA fees in file other than appraisal and CDA.  However, the Underwriter used $750 per month which is a  more conservative figure than the $750 per year figure shown on the appraisal.   Redfin online also shows the HOA at $750 per year.  Attached for your review is the Redfin printout.

Reviewer Comment (2019-12-16): Trailing document provided reflects HOA of $750 monthly.

XXX	1009235	92010031502	15033734	25034	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	waived	11/26/2019	2	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.94000% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					Loan fails ATR because the DTI exceeds guidelines of 43%. Loan file reflects a DTI of 44.94%. Lender Exception granted. Compensating Factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management.	No			Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..
XXX	1009235	92010031502	15033735	26266	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 44,682.55 on Final Closing Disclosure provided on 08/XX/2019)
The Final CD disclosed Amount of Estimated Property Costs over Year 1 of $44,682.55, The actual amount should have been $42,125.64. The monthly payment of taxes $3,202.72, hazard $245.25, and HOA $62.50 total $3,510.47, or $42,125.64 annually.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	08/26/2020
Buyer Comment (2020-01-29): 01/22/2020 BB The total Property Costs over Year 1 was disclosed on the PCCD dated 10/18/2019 as 11 months in the amount of $38,615.17.  Uploading PCCD dated 10/18/2019.

Reviewer Comment (2020-01-31): Letter of Explanation & Corrected Closing Disclosure or proof of lender calculations required.  SitusAMC using the flowing monthly figures $245.25 for HOI, $750 for HOA and $2,706 for tax (based on tax bill)

XXX	1009235	92010031502	15034175	5366	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.94000% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds guidelines of 43%. Loan file reflects a DTI of 44.94%. Lender Exception granted. Compensating Factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management.	No			Reviewer Comment (2019-12-16): Bonus income recalculated DTI now within program guidelines.
XXX	1009235	92010031502	15034246	25029	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation is no longer Non QM due to the DTI exceeding guidelines and failing ATR.		Yes	Lender to provide updated ATR/QM Loan Designation
Buyer Comment (2019-12-13): Expanded A+ Non-QM loan.  B1 Bonuses were averaged over 30 months  = $50,134/mo.    B2 Bonuses were averaged over 30 months  = $14,200/mo.  WVOE's for both indicate 2019 to exceed 2018 even though YTD bonuses are slightly lower.  Average of bonuses over 30 months seems  reasonable.  Borrowers receive bonuses 8x per year.    Residual income is very high at $51,854/mo.  Even if bonuses was lowered to YTD levels residual would still be over $42,000 per month.  There would not appear to  be an ATR issue even at that level.   Attached for your review are the WVOE's for both borrowers.

Reviewer Comment (2019-12-16): Recalculated bonus income DTI now within program guidelines.

XXX	1009235	92010031502	15034254	5695	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	cleared	12/16/2019	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
This failure is triggered by the difference in DTI. The base salary and bonus income was used to qualify the borrower. There is a descrpancy in the way the bonus monies were calculated. It appears both borrowers had a spike in bonus money in 2018 which looks like on paper the income is declining. 2017 bonus inocme appears to be a more appropriate income indicator. There is an LOE in the file from the employer stating the bonus income for 2019 is on track to be more than 2018, however on paper as of July the income is declining. The most conservative income should be used.
																							No
Buyer Comment (2019-12-13): Expanded A+ Non-QM loan.  B1 Bonuses were averaged over 30 months  = $50,134/mo.    B2 Bonuses were averaged over 30 months  = $14,200/mo.  WVOE's for both indicate 2019 to exceed 2018 even though YTD bonuses are slightly lower.  Average of bonuses over 30 months seems  reasonable.  Borrowers receive bonuses 8x per year.    Residual income is very high at $51,854/mo.  Even if bonuses was lowered to YTD levels residual would still be over $42,000 per month.  There would not appear to  be an ATR issue even at that level.   Attached for your review are the WVOE's for both borrowers.

Reviewer Comment (2019-12-16): Recalculated bonus income DTI now within program guidelines.

XXX	1009235	92010031502	15045624	27099	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Insurance	General	Credit	waived	11/26/2019	2
Most Recent Valuation Inspection Date: {fema_most_recent_valuation_inspection_date};
Disaster Name: {fema_most_recent_disaster_name}; Disaster End Date: {fema_most_recent_disaster_end_date}; Note Date: {loan_note.note_date}
																				Guideline Issue
Guidelines indicate the hazard insurance deductible cannot exceed $5,000. The subject property hazard insurance reflects a deductible of $14,500, of 1%. Lender granted exception and compensating factors provided.

766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum

Borrower has job stability for 24.75 years as a Director - Wealth Management.

Borrower Residual Income income of $49,000 versus $1,500
																							No			Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..
XXX	1009235	92010031502	15045631	20080	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Income / Employment	Income Documentation	Credit	waived	12/16/2019	2	Large deposits were not sourced and/or letter of explanation was not provided.
Unsourced large deposits into account 7082 on 08/09/2019 of $29,500, $50,000 on 08/12/2019, $99,000 on 08/07/2019. Supporting documentation required for the source account for the deposits on 08/12/2019 and 08/07/2019. An account number is listed, however the loan file contains no evidence it is the borrowers' account. The counter deposit of $29,500 does not match any of the checks provided in the loan file.

766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum

Borrower has job stability for 24.75 years as a Director - Wealth Management.

Borrower Residual Income income of $49,000 versus $1,500
																							No
Buyer Comment (2019-12-13): The $29500 deposit was from 2 bonus checks found in file.  The $99000 deposit came from one of the borrowers HELOC's per a borrower letter in file.  The HELOC  credit supplement in file shows an updated balance and payment that was used in qualifying.  The $50000 deposit was not sourced however is close to the 50% large deposit guideline therefore an exception was granted by Galton due to the borrowers high earnings capacity.  Attached for your review are copies of the bonus checks, HELOC Credit Supplement and Galton Credit Exception.

Reviewer Comment (2019-12-16): Client elects to waive with compensating factors.

XXX	1009235	92010031502	15045682	2860	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Loan Package Documentation	Application / Processing	Credit	waived	11/26/2019	2	Missing Document: Mortgage Statement(s) not provided
The borrower's utilized a draw from their HELOC to provide funds for the subject transaction. The loan file is missing evidence of the funds being removed from the HELOC and being deposited in the borrowers' account. The loan file contains verification of the HELOC payment, but not the transaction of where the funds actually originated from. Lender exception granted. Compensating Factors provided.

766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum

Borrower has job stability for 24.75 years as a Director - Wealth Management.

Borrower Residual Income income of $49,000 versus $1,500
																							No			Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..
XXX	1009235	92010031502	15046050	4264	XXX	Purchase	Primary	8/XX/2019	CA	$2,970,000.00	Loan Review Complete	11/14/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/16/2019	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.67 is less than Guideline PITIA months reserves of 21.00.
The borrowers are required to have 9 months reserves for the subject and an additional 6 months for each financed property they own. The borrowers have 2 other financed properties, so a total of 21 months reserves required. The borrowers need 10.33 months additional reserves, or $251,764.78. (It appears as though, at origination, the HELOC funds of $85,000 may have been counted while in the bank account then again after being wired to the title company.)
																							No
Buyer Comment (2019-12-13): This is an Expanded A+ Non-QM loan.  Guidelines require 9 mos reserves for subject due to the 90% LTV plus 3 mos for each additional property = total of 15 months.   The 6 month for each additional property is a Jumbo A+ guideline.   Balances for accounts after all deductions:
XXX (x7082) - $29765   8/XX/19, (after $85000 cleared)
XXX (X1076) - $124628  Retirement acct B1  $226,598@ 55% 7/XX/19
XXX (X1575) - $105657  Retirement acct B2  $192,104 @ 55%  7/XX/19
 Total reserves = $260,050
Attached for your review are statements for XXX x7082 8-XX-19, XXX x1575 7-XX-19 and XXX x1076 7-XX-19.

Reviewer Comment (2019-12-16): Reserve requirement recalculated based upon 8/1 guides - 9 months for subject and 3 months for REO - sufficient reserves provided.

XXX	1009245	200010129196	15036840	23396	XXX	Purchase	Investment	9/XX/2019	CA	$200,000.00	Loan Review Complete	11/14/2019	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	open		2	There is no dollar amount noted on the title policy.				No
XXX	1009271	7751929272	15036783	23897	XXX	Purchase	Primary	9/XX/2019	CA	$547,778.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2019)			No	No Defined Cure	09/11/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009271	7751929272	15036803	4371	XXX	Purchase	Primary	9/XX/2019	CA	$547,778.00	Loan Review Complete	11/14/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	Final Closing Disclosure provided on 09/11/2019 disclosed a Closing Date of 09/1XX2019; however, the document was executed on 09/XX/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/11/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009271	7751929272	15036838	25399	XXX	Purchase	Primary	9/XX/2019	CA	$547,778.00	Loan Review Complete	11/14/2019	Guideline	Guideline Issue	Credit	waived	12/16/2019	2	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		The borrower does not have a complete 24 month primary housing history as required by the guidelines.	757 representative FICO score > 680 31.68 % DTI < 35% guideline max Borrower on this full documentation loan has a disposable income of $8986 $43K in reserves	No
Buyer Comment (2019-12-13): Galton provided an exception for the complete 24 month housing history.  Borrower lived rent free for the 12 months prior to the current rental.  The borrower's current housing history is paid as agreed.  Attached for your review is the Galton Credit Exception with other compensating factors.

Reviewer Comment (2019-12-16): Borrower lived rent free for 12 months prior to current rental.  Galton exception provided. Client elects to waive with compensating factors of 757 FICO > 680 min, $43K in reserves, $8K in residual income.

XXX	1009271	7751929272	15036857	20080	XXX	Purchase	Primary	9/XX/2019	CA	$547,778.00	Loan Review Complete	11/14/2019	Income / Employment	Income Documentation	Credit	waived	11/15/2019	2	Large deposits were not sourced and/or letter of explanation was not provided.
Exception provided by lender for seasoning of $25,879 deposit.   Deposit was noted when sourcing $10k transfer. Line item on statement indicates "stock plan proceeds". Borrower receives RSUs per paystub provided. Funds have been on deposit since February and updated statements for June and July have been provided indicating funds are still held.
																						757 representative FICO score > 680 31.68 % DTI < 35% guideline max Borrower on this full documentation loan has a disposable income of $8986	No			Reviewer Comment (2019-11-15): Client elects to waive with comp factors.
XXX	1009295	200010129592	15064908	25158	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,312,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.		No
XXX	1009295	200010129592	15064909	4357	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,312,500.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	The Note does not include a Non-Assumability Addendum.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/05/2020
XXX	1009295	200010129592	15064981	6555	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$1,312,500.00	Loan Review Complete	11/15/2019	Loan Package Documentation	Closing / Title	Credit	open		2	Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.		The Note is a Multistate Interest-Only Period Adjustable Rate Note. Form 3535.		No
XXX	1009296	200010129646	15073121	4357	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	11/16/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	Final Closing Disclosure provided on 09/19/2019 incorrectly disclosed whether the loan allows for Assumption.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/18/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009296	200010129646	15073122	4826	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	11/16/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/18/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009296	200010129646	15073123	6331	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	11/16/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,432.00. (9300)
																					Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,432.00		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/18/2020	Buyer Comment (2020-01-22): Please see COC. Reviewer Comment (2020-01-24): COC - rate lock extension
XXX	1009296	200010129646	15073125	6542	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	11/16/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,954.35 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																					Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,954.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/18/2020	Buyer Comment (2020-01-22): Please see COC. Reviewer Comment (2020-01-24): COC - rate lock extension
XXX	1009296	200010129646	15073126	6542	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	11/16/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
																					Fee Amount of $800.00 for second appraisal exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/18/2020	Buyer Comment (2020-01-22): Please see COC. Reviewer Comment (2020-01-24): Cure provided at closing
XXX	1009296	200010129646	16027527	6583	XXX	Purchase	Primary	9/XX/2019	CA	$1,935,000.00	Loan Review Complete	01/24/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																					Cure provided at closing		Yes	Final CD evidences Cure	09/18/2020
XXX	1009305	110139517	15069210	4357	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$800,000.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	Note indicates the loan is assumable, as does the Final CD, however Guidelines do not allow for it on this program.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/08/2020
XXX	1009305	110139517	15069211	4371	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$800,000.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	The closing date on the Final CD reflects 09/07/2019, however the actual closing date was 09/XX/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/08/2020
XXX	1009305	110139517	15069284	6572	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$800,000.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/2019)	The loan file is missing evidence the secondary valuation was provided to the borrower on or before 09/04/2019.		No
XXX	1009305	110139517	15069302	4394	XXX	Refinance Rate/Term	Primary	9/XX/2019	CA	$800,000.00	Loan Review Complete	11/15/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	The Final CD reflected the appraised value, however the prior purchase price needed to be used for LTV/CLTV per Guidelines.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/08/2020
XXX	1009356	200010129168	15107904	5404	XXX	Purchase	Investment	8/XX/2019	CA	$637,500.00	Loan Review Complete	11/18/2019	Income / Employment	Income Documentation	Credit	cleared	12/16/2019	1	Income Docs Missing:	Borrower: XXX Course Transcripts (2018)
Per page 53 of the Guidelines, "A borrower who finished college, trade school or military service and who does not meet the length of employment required must provide a copy of their diploma or discharge papers." Loan file missing transcripts or a diploma.
																							No
Buyer Comment (2019-12-13): The borrower's diploma from XXX dated May, 2018 was found in the file.  Attached for your review.

Reviewer Comment (2019-12-16): Diploma from XXX within loan file. Satisfies guideline requirements.

XXX	1009380	502010128882	15110386	6459	XXX	Refinance Rate/Term	Investment	8/XX/2019	CA	$444,000.00	Loan Review Complete	11/18/2019	Credit	Credit Eligibility	Credit	cleared	12/16/2019	1	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
The Drive report has a high risk alert that has not been addressed in the file: Borrower property ownership records online indicate possible undisclosed real estate and/or mortgage debt.  XXX 12809 needs to be explained.
																							No
Buyer Comment (2019-12-13): The borrowers did address the high risk alert on the drive report. A letter of explanation is in file from borrowers stating they have no ownership interest in XXX, NY XXX.  Attached for your review is the letter of explanation from the borrowers.

Reviewer Comment (2019-12-16): Client provided LOE provided by borrower indicating they have no ownership interest in XXX, NY

XXX	1009380	502010128882	15110459	1052	XXX	Refinance Rate/Term	Investment	8/XX/2019	CA	$444,000.00	Loan Review Complete	11/18/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																							No
XXX	1009393	3891907046	15120471	855	XXX	Purchase	Primary	8/XX/2019	TX	$2,880,000.00	Loan Review Complete	11/19/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/27/2020	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/26/2019 Disaster End Date: 09/23/2019 Disaster Name: TROPICAL STORM XXX Disaster Declaration Date: 10/04/2019			No
Buyer Comment (2019-12-13): The loan closed August 29, 2019.  FEMA disaster: Tropical Storm XXX has an incident period of:  September 17, 2019 - September 23, 2019.  The Disaster Declaration was declared on October 4, 2019.  The dates are all after the loan closed and therefore would not be applicable.  Attached for your review is the FEMA Texas Tropical Storm XXX data.

Reviewer Comment (2019-12-16): Review being done for securitization - it is noted that the loan closed prior to disaster however Post Disaster Inspection is required to determine that no damage has occurred to subject property.

Buyer Comment (2020-01-27): Galton is coordinating the FEMA post-disaster inspections internally with the servicer. Please clear.

Reviewer Comment (2020-01-27): Client attests that hey will be addressing internally with their servicer.

XXX	1009393	3891907046	15120898	5404	XXX	Purchase	Primary	8/XX/2019	TX	$2,880,000.00	Loan Review Complete	11/19/2019	Income / Employment	Income Documentation	Credit	cleared	12/16/2019	1	Income Docs Missing:	Borrower: XXX Balance Sheet, K-1 (2016), K-1 (2017), P&L Statement, Tax Return Extension (for Business)			No
Buyer Comment (2019-12-13): The loan program for this borrower is a Streamlined program, SL1.  Fannie Mae does not require Balance Sheets or P&L Statements.  The income requirements can be found on the DU Findings which require:  "XXX's self-employed income used for qualifying must be supported by:  Business and personal tax returns covering the most recent two-year period, including all tax schedules."  The borrower has provided the 2016 and 2017 personal and business tax returns for XXX Software Services. The 2018 returns are on extension as evidenced by the filed 4868 - Application for extension and approved by the IRS. The borrower has one active business, XXX Software Services.  The borrower did have another business names XXX Holdings, LP but per the CPA letter - it was inactive in 2017 and continues to be inactive in 2018.  Attached for your review are (1) 2016 and (2) 2017 (K-1's) along with the (3) Tax Return Extension for XXX Software Services and (4) CPA letter regarding XXX Holdings, LP.

Reviewer Comment (2019-12-16): Client provided 2018 corporate tax return extension.  DU does not require P&L or balance sheet as commented on by client.

XXX	1009393	3891907046	15126915	24188	XXX	Purchase	Primary	8/XX/2019	TX	$2,880,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,750.00 on Final Closing Disclosure provided on 08/XX/2019)	Appraisal shows HOA dues as $4,350 per year but Closing Disclosure states non-escrowed property costs are $4,750 per year		Yes	Letter of Explanation & Corrected Closing Disclosure	08/28/2020	Buyer Comment (2020-01-22): 01/17/2020 BB HOA Cert uploaded reflecting "Amount of Property Assessment is" $4,750.00. Reviewer Comment (2020-01-24): SitusAMC received evidence of yearly HOA amount.
XXX	1009393	3891907046	15126927	20305	XXX	Purchase	Primary	8/XX/2019	TX	$2,880,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/29/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX Inc./S-Corp)
																					Please provide 2018 1120s tax return and Profit and Loss and Balance Sheet for Cimarron Software Solutions.		No
XXX	1009393	3891907046	15126928	20305	XXX	Purchase	Primary	8/XX/2019	TX	$2,880,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/29/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LP/Partnership)
																					Please provide 2018 1120s tax return and Profit and Loss and Balance Sheet for XXX.		No
XXX	1009426	8140478719	15120187	990	XXX	Purchase	Primary	9/XX/2019	AZ	$1,642,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	open		2	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income. (XXX/Commission)
File contains Recent paystub and WVOE reflecting YTD 2019, 2018, and 2017 commission income. The Borrower has Supplied Tax Extension for 2018.  The loan file also contain evidence of the transcripts reflecting "No Record Found".
																							No			Reviewer Comment (2019-11-20): Regraded to EV2-B as the loan file contains two years tax returns, but the most recent tax year has not yet been filed. 2018 Earnings confirmed via WVOE and W2.
XXX	1009426	8140478719	15120188	6572	XXX	Purchase	Primary	9/XX/2019	AZ	$1,642,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/2019)	The loan file does not contain evidence of signed acknowledgement from Borrower on closing date that copies of all appraisal have been received.		No
XXX	1009426	8140478719	15120190	4613	XXX	Purchase	Primary	9/XX/2019	AZ	$1,642,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2019)	The actual amount collected on the CD was the remaining balance as reflected on the Homeowners Policy within the loan file, the total premium monthly amount is higher than disclosed on the CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/05/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009426	8140478719	15120191	23897	XXX	Purchase	Primary	9/XX/2019	AZ	$1,642,500.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2019)	The Disclosure Tracker within the loan file reflects the Borrowers presume receiving the Loan Estimate on 8/30/2019. This is the same date as the Initial Closing Disclosure issue date.		No	No Defined Cure	09/05/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009426	8140478719	15120415	6999	XXX	Purchase	Primary	9/XX/2019	AZ	$1,642,500.00	Loan Review Complete	11/19/2019	Property - Appraisal	Property Eligibility - Site and Utilities	Credit	cleared	12/16/2019	1	Comparables or Comparable adjustments are unreasonable for the value being supported	Valuation Type: Appraisal / Valuation Report Date: 08/05/2019
The Comparable Adjustments made on the Appraisal ($1,850,000.00) were Extremely High.  Usual adjustments are at a maximum of 25% and are approved within explanation.  The Comparables listed within the appraisal report are as high as 75.2%
																							No
Buyer Comment (2019-12-13): The subject property required (2) appraisals because the loan size is above $1,500,000.  The appraisal in question ($1,850,000) was not used in the LTV calculations.  The lower appraisal ($1,825,000) was used.  When reviewing the ($1,850,000) appraisal, it is confirmed the highest gross adjustment is 75.2% - but this is not a line item adjustment, rather the sum of all adjustments.  The appraiser makes comments regarding this as follows: "Due to the ratio of some of the necessary adjustments (livable area, condition and/or quality of construction) in relation to the average sale prices of the comparables, recommended adjustment guidelines were unavoidably exceeded for several comparables.  This is typical appraisal practice for homes at this price point and should not be viewed adversely.

Reviewer Comment (2019-12-16): Appraiser provided justification for adjustments on comparables.

XXX	1009429	830802	15120692	4826	XXX	Purchase	Primary	9/XX/2019	CA	$819,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/16/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009429	830802	15120694	6542	XXX	Purchase	Primary	9/XX/2019	CA	$819,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)

Final disclosure reflects a total expense for the appraisal Desk Review Fee of $150.00, not previously disclosed. A change of circumstance was provided to the borrower however, this  change is not considered valid and a cure should be provided.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/16/2020	Buyer Comment (2020-01-22): 01/17/2020 BB Changed Circumstance Request Form is specifically marked as adding a "Desk Review" fee. Reviewer Comment (2020-01-24): COC - Desk Review required
XXX	1009429	830802	15120695	6542	XXX	Purchase	Primary	9/XX/2019	CA	$819,000.00	Loan Review Complete	11/19/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)

Final disclosure reflects a total expense for the appraisal re-inspection Fee of $150.00, not previously disclosed. A change of circumstance was provided to the borrower however, this  change is not considered valid and a cure should be provided.  The appraisal was "as-is" and there was not 442 completion cert in the file.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/16/2020
XXX	1009429	830802	15123297	2924	XXX	Purchase	Primary	9/XX/2019	CA	$819,000.00	Loan Review Complete	11/19/2019	Loan Package Documentation	Application / Processing	Credit	cleared	12/16/2019	1	Missing Document: Fraud Report not provided		The loan file is missing fraud reports for both borrowers.		No
Buyer Comment (2019-12-13): Internal Data Verify Fraud Report provided for both borrowers.  No high risk fraud alerts noted.  Attached for your review is the internal Data Verify Report.

Reviewer Comment (2019-12-16): Drive report provided reflects no red flags.

XXX	1009429	830802	15123574	23698	XXX	Purchase	Primary	9/XX/2019	CA	$819,000.00	Loan Review Complete	11/19/2019	Credit	Credit Documentation	Credit	cleared	12/16/2019	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX			No
Buyer Comment (2019-12-13): Internal Data Verify Fraud Report provided for both borrowers.  No high risk fraud alerts noted.  Attached for your review is the internal Data Verify Report.

Reviewer Comment (2019-12-16): Drive report provided reflects no red flags.

XXX	1009452	LW1908001524	15177312	25838	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	CA	$1,440,000.00	Loan Review Complete	11/22/2019	Income / Employment	Income Documentation	Credit	cleared	12/17/2019	1	REO Documents are missing.	Address: XXX Insurance Verification, Statement			No
Buyer Comment (2019-12-16): The insurance obligation for property location:  XXX, CA can be found on page 8 of the 2018 1040's.  Borrower reports $4,472 for insurance.  Monthly obligation is $372.67.  Attached for your review are the 2018 1040's.

Reviewer Comment (2019-12-17): Mtg statement for XXX property located in portal.  2018 1040's schedule E used to document insurance payment of XXX property.

XXX	1009495	1908911449	15123384	2924	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	NV	$292,800.00	Loan Review Complete	11/19/2019	Loan Package Documentation	Application / Processing	Credit	cleared	12/17/2019	1	Missing Document: Fraud Report not provided		Fraud report not provided.		No
Buyer Comment (2019-12-16): Internal Data Verify Fraud Report provided for both borrowers.  No high risk fraud alerts noted.  Attached for your review is the internal Data Verify Report.

Reviewer Comment (2019-12-17): Fraud report provided no red flags present.

XXX	1009495	1908911449	15139205	23698	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	NV	$292,800.00	Loan Review Complete	11/20/2019	Credit	Credit Documentation	Credit	cleared	12/17/2019	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Provide a copy of the Fraud Report for both borrower.		No
Buyer Comment (2019-12-16): Internal Data Verify Fraud Report provided for both borrowers.  No high risk fraud alerts noted.  Attached for your review is the internal Data Verify Report.

Reviewer Comment (2019-12-17): Fraud report provided no red flags present.

XXX	1009495	1908911449	15139487	24197	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	NV	$292,800.00	Loan Review Complete	11/20/2019	Missing Document	General	Credit	cleared	12/17/2019	1	Missing Document: 1007 Rent Comparison Schedule not provided
SL1 Program requires income documentation per DU requirements. Item 27 on the DU Approval requires a Form 1007 if the borrower is not paying the entire payment. Loan file missing the Comparable Rent Schedule. Provide Comparable Rent Schedule for the subject property since the borrower is using rental income to qualify.
																							No
Buyer Comment (2019-12-16): The full payment was used in qualifying with NO rental income used for the subject property.  Therefore a 1007 is not required per DU Findings.

Reviewer Comment (2019-12-17): 1007 not required as income calculated using schedule E income.

XXX	1009513	LW1908001588	15157159	25838	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	CA	$1,788,000.00	Loan Review Complete	11/21/2019	Income / Employment	Income Documentation	Credit	cleared	12/17/2019	1	REO Documents are missing.	Address: XXX Lease Agreement Lease Agreement Lease Agreement Lease Agreement Lease Agreement Lease Agreement			No
Buyer Comment (2019-12-16): The loan program is Galton's Base program - cash-out investment property. Per Galton Guidelines, "Rental income documentation and calculation for property other than the subject property:  For a purchase or refinance provide either (1) Borrower's most recent two years of federal income tax returns, including Schedule E OR (2) Copies of the current lease agreement(s) if the borrower provides an acceptable explanation regarding use of lease(s) vs Schedule E (i.e., property owned less than one year).  Two years tax returns, including Schedule E, would still be required to validate actual expenses and prior lease amounts."
The borrowers have provided 2 years of income tax returns. Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, can be found on XXX 2017 and 2018 income tax returns.  Address: XXX, CA, Address: XXX, CA can be found on XXX 2017 and 2018 income tax returns.  Therefore, leases are not required.  Attached for your review are the 2017 and 2018 income tax returns for both XXX and XXX.

Reviewer Comment (2019-12-17): Agree with client income calculated based upon schedule E therefore lease agreements not required.

XXX	1009543	960NRL191416	15151632	1052	XXX	Purchase	Primary	9/XX/2019	CA	$679,915.00	Loan Review Complete	11/21/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																							No
XXX	1009557	LW1908001982	15138456	23931	XXX	Purchase	Primary	9/XX/2019	CA	$752,250.00	Loan Review Complete	11/20/2019	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	cleared	12/17/2019	1	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			No
XXX	1009557	LW1908001982	15139384	4371	XXX	Purchase	Primary	9/XX/2019	CA	$752,250.00	Loan Review Complete	11/20/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	The Closing Disclosure was issued on 9/17/2019 reflecting the closing date of 9/XX/2019; however, the sign date was on 9/18/2019. The Post Closing CD corrects this.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/17/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009557	LW1908001982	15139385	6411	XXX	Purchase	Primary	9/XX/2019	CA	$752,250.00	Loan Review Complete	11/20/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	Seller CD missing from docs provided.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/17/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009557	LW1908001982	15151863	24848	XXX	Purchase	Primary	9/XX/2019	CA	$752,250.00	Loan Review Complete	11/21/2019	Appraisal Reconciliation	Value Discrepancy	Property	cleared	12/17/2019	1	Loan is missing secondary valuation product required for securitization.				No			Reviewer Comment (2019-12-17): UCDP report reflects CU score of 1.4 - secondary valuation not required.
XXX	1009606	200010130735	15158136	5862	XXX	Purchase	Primary	9/XX/2019	CA	$1,216,000.00	Loan Review Complete	11/21/2019	Compliance	Federal Compliance	Compliance	open		2	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The Loan does include an Escrow Account.		No
XXX	1009606	200010130735	15158137	25158	XXX	Purchase	Primary	9/XX/2019	CA	$1,216,000.00	Loan Review Complete	11/21/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.		No
XXX	1009606	200010130735	15158317	4371	XXX	Purchase	Primary	9/XX/2019	CA	$1,216,000.00	Loan Review Complete	11/21/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	Final Closing Disclosure provided on 09/14/2019 disclosed a Closing Date that did not match the actual date of consummation of 09/16/2019. The Post Closing CD corrects this.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/15/2020
XXX	1009630	43050032630	15148111	4826	XXX	Refinance Rate/Term	Primary	9/XX/2019	TX	$107,000.00	Loan Review Complete	11/20/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Final CD does not reflect a cure when one was required.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/12/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009630	43050032630	15148112	6542	XXX	Refinance Rate/Term	Primary	9/XX/2019	TX	$107,000.00	Loan Review Complete	11/20/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77223)
																					Title-policy guarantee fee increased to $2 without a valid COC in file and no cure provided to borrower at closing.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/12/2020
Buyer Comment (2020-01-22): 01/17/2020 BB Texas Title Insurance Guaranty fee in Section "C" is a "Borrower Provider" fee and not subject to Tolerance testing.

Reviewer Comment (2020-01-24): Texas Title Guaranty Fee which was required to be collected by each TX Title Agent for each owners and lenders title insurance policy issued from 2004 through December 31, 2013 and again from April 1, 2016 through December 31, 2017 and then was most recently reinstated effective May 1, 2019. While the title company is responsible for the collection of the fee (which the borrower may or may not shop for) the fee itself is ultimately passed onto the Texas Title Insurance Guaranty Association (TTGIA). Given the ultimate payee/provider is not shoppable, it is subject to 0% tolerance

XXX	1008871	210890453	15271020	6411	XXX	Purchase	Primary	8/XX/2019	CA	$656,100.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	The only page of the seller CD provided is page 1. Provide all pages of a final signed seller CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/15/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008871	210890453	15271122	4264	XXX	Purchase	Primary	8/XX/2019	CA	$656,100.00	Loan Review Complete	12/02/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/19/2019	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.35 is less than Guideline PITIA months reserves of 6.00.	The borrowers are required to have 6 months reserves and loan file documentation only reflects 5.35 months reserves. Provide evidence of an additional .65 months reserves.		No
Buyer Comment (2019-12-18): Exception in file from Galton to use expired investment account statement for reserves with compensating factors.

Reviewer Comment (2019-12-19): Updated balance account for Fidelity account to reflect accurate balance - sufficient reserves provided.

XXX	1008871	210890453	15275338	3831	XXX	Purchase	Primary	8/XX/2019	CA	$656,100.00	Loan Review Complete	12/02/2019	Credit	Miscellaneous	Credit	cleared	12/19/2019	1	Credit Exception:
The co borrower indicated their mother pays a monthly payment of $390.00/mo for an XXX Finance debt.The loan file contains page 2 of 4, of an unidentified bank statement showing payment of the debt.  Guidelines require evidence the other individual has paid the account for 12 months, with a 0x30 history. The loan file is missing 12 month verification the debt of $390.00 was paid by another.
																							No
Buyer Comment (2019-12-18): Ach pmts for required period of time coming from bank account for mother.  The  mothers name is identified on the bank account statements.  The documentation is in the images:   credit category, indexed document name is "Verification of Loan" for 4/2018 thru10/2018 and 12/2018 thru 5/2019 and "Misc Credit" for 11/2018 pmt.

Reviewer Comment (2019-12-19): Upon further review 12 month payment history of XXX debt provided and located within portal.

XXX	1008871	210890453	15276387	6278	XXX	Purchase	Primary	8/XX/2019	CA	$656,100.00	Loan Review Complete	12/02/2019	Credit	Credit Documentation	Credit	waived	12/03/2019	2	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	The Credit Report is greater than 90 days old at closing. Lender exception granted. Compensating factors provided.	Borrower has job stability for 13 years as a LA County Sheriff. 705 FICO > 680 FICO required. Score 25 points higher than required.	No			Reviewer Comment (2019-12-03): Lender waived with compensating factors.
XXX	1008871	210890453	15276402	6276	XXX	Purchase	Primary	8/XX/2019	CA	$656,100.00	Loan Review Complete	12/02/2019	Asset	Asset Documentation	Credit	waived	12/03/2019	2	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: Empower Retirement / End Date: 03/31/2019 // Account Type: 401(k)/403(b) Account / Account Number: 96-01 Asset Account Date: 03/31/2019	The asset account ending 96-01is greater than 90 days old at closing. Lender exception granted. Compensating factors provided.	Borrower has job stability for 13 years as a LA County Sheriff. 705 FICO > 680 FICO required. Score 25 points higher than required.	No			Reviewer Comment (2019-12-03): Lender waived with compensating factors.
XXX	1008574	103362313	15233635	6278	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$828,000.00	Loan Review Complete	11/27/2019	Credit	Credit Documentation	Credit	waived	12/02/2019	2	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Lender granted credit exception for credit report being over 90 days old at closing. Comp Factors provided.	792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum 287 months reserves > 15 months guideline minimum	No			Reviewer Comment (2019-12-02): Client elects to waive with comp factors.
XXX	1008574	103362313	15239537	25421	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$828,000.00	Loan Review Complete	11/27/2019	Guideline	Guideline Issue	Credit	waived	12/02/2019	2	Rural property type is not permitted per Guidelines.
Lender granted a Credit Exception for the property being located in a rural neighborhood. The subject is located 7.5 miles from a city center with all amenities and the appraisal indicates the zoning is residential. The presence of mountains attributed to the rural determination. Comp Factors provided.
																						792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum 287 months reserves > 15 months guideline minimum	No			Reviewer Comment (2019-12-02): Client elects to waive with comp factors.
XXX	1008574	103362313	15244178	3721	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$828,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XX/2019)
																					The Desk Review was not provided to the borrower at least 3 days prior to closing.		No
XXX	1008574	103362313	15244181	1268	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$828,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure dated 06/11/2019 was not signed by the borrower.		No
XXX	1008574	103362313	15244182	6583	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$828,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	cured	11/27/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $635.00 exceeds tolerance of $450.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					The Appraisal Fee was increased without a VCC.		Yes	Final CD evidences Cure	09/08/2020
XXX	1009204	301623400857	15208863	4961	XXX	Purchase	Primary	9/XX/2019	CA	$796,100.00	Loan Review Complete	11/26/2019	Credit	Credit Documentation	Credit	waived	12/02/2019	2	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
Missing Verification of Rent for past 24 months for borrower's current residence at XXX and Former address in XXX CA.

Lender Exception:  Borrower was living overseas and housing was supplemented by employer and housing history is not available. Relocating back to the US with current employer. Compensating Factors included.
																						The Borrowers credit score is 758 and the Minimum required is 680. The calculated DTI is 29% and the maximum for the loan program is 43%.	No			Reviewer Comment (2019-12-02): Client elects to waive with comp factors.
XXX	1009204	301623400857	15209134	4371	XXX	Purchase	Primary	9/XX/2019	CA	$796,100.00	Loan Review Complete	11/26/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019)	The Final Signed Closing Disclosure reflect the closing date as 9/XX/2019; however, the actual sign date was 9/XX/2019.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/16/2020
XXX	1009204	301623400857	15209308	3826	XXX	Purchase	Primary	9/XX/2019	CA	$796,100.00	Loan Review Complete	11/26/2019	Asset	Asset Documentation	Credit	waived	12/02/2019	2	Asset Issue: Gift funds are missing evidence of receipt
Missing donor's bank statement reflecting the withdrawal from the donor's account.

Lender Exception:  Loan was originally submitted under SL product and all documentation for FNMA requirements has been met. A copy of the cancelled check and evidence of the funds placed on deposit in borrower's account have been provided. Missing a copy of the donor's statement.  Compensating Factors are included.
																						The Borrowers credit score is 758 and the Minimum required is 680. The calculated DTI is 29% and the maximum for the loan program is 43%.	No			Reviewer Comment (2019-12-02): Client elects to waive with comp factors.
XXX	1009306	1905905960	15227608	4404	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$748,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019)	CD TIP is 124.268% however calculated is 122.878% using minimum index of 1.891%.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/15/2020
XXX	1009306	1905905960	15227609	6583	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$748,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	cured	11/27/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75106)
																					Cd provided sufficient cure of $150 to borrower at closing.		Yes	Final CD evidences Cure	09/15/2020
XXX	1009414	110143291	15265678	24197	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,150,000.00	Loan Review Complete	12/02/2019	Missing Document	General	Credit	cleared	12/19/2019	1	Missing Document: 1007 Rent Comparison Schedule not provided		The rent comparison schedule was not provided.		No
Buyer Comment (2019-12-18): No rents were used to qulaify for the loan therefore a lease or rent schedule would not be required.  Borrower qualified using the full PITIA for subject.

Reviewer Comment (2019-12-19): 1007 not required as entire payment used to qualify - no 1007 or lease required.

XXX	1009414	110143291	15268033	2822	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,150,000.00	Loan Review Complete	12/02/2019	Credit	Miscellaneous	Credit	waived	12/02/2019	2	Missing Document: Credit Payoff Statement(s) not provided		Missing proof that XXX's 2017 tax liability in the amount of $1,907 has been paid.
788 representative FICO score > 680 guideline minimum

52.27% LTV < 80.00 guideline max

Borrower has employment stability for 11 years

25.63% DTI  < 43.00% guideline max

$200k in reserves

$54k monthly residual income
																							No
Reviewer Comment (2019-12-02): 2017 tax liability is minimal and borrower has significant assets after closing to payoff balance if it has not been settled. Residual income is also sufficient to carry full balance as a monthly liability and still be within DTI requirements for the transaction.

XXX	1009414	110143291	15270619	1052	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,150,000.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																							No
XXX	1009599	110144264	15269957	1052	XXX	Purchase	Investment	9/XX/2019	NV	$559,920.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)

The ESigned Acknowledgement in the loan file reflects the Borrowers stating they received copy of appraisal on 9/11/2019.  The appraisal report contain notes stating the original report date was 9/5/2019; however, the Lender requested additional information based on photos in report.  The revised signed date for the appraisal is 9/16/2019.  There is no additional evidence within the loan file reflecting the Borrower receiving the revised report three days prior to closing.
																							No
XXX	1009599	110144264	15270213	25838	XXX	Purchase	Investment	9/XX/2019	NV	$559,920.00	Loan Review Complete	12/02/2019	Income / Employment	Income Documentation	Credit	cleared	12/19/2019	1	REO Documents are missing.	Address: XXX HOA Verification	Missing the HOA evidence for the Primary residence.		No
Buyer Comment (2019-12-18): HOA dues for primary residence are disclosed on the borrowers application and the CD for recent refinance.  Images are in file in the legal post closing section and the applicaiotn section.

Reviewer Comment (2019-12-19): CD from refinance verifies HOA dues for primary.

XXX	1009599	110144264	15270461	2860	XXX	Purchase	Investment	9/XX/2019	NV	$559,920.00	Loan Review Complete	12/02/2019	Loan Package Documentation	Application / Processing	Credit	cleared	12/19/2019	1	Missing Document: Mortgage Statement(s) not provided		The Credit Report reflects a Home Improvement Mortgage Loan with a Payment of $165.00 a month. There is no evidence within the loan file on what property this mortgage is tied to.		No
Buyer Comment (2019-12-18): The tax returns in file identify the amount as being a solar loan.  The borrower disclosed this on their application.  It is reasonalbe to assume it is for the borrowers primary residence.

Reviewer Comment (2019-12-19): Debt is included in DTI and reports on borrowers credit. Subject is a purchase and borrowers own only a primary,

XXX	1009758	1900058321	15298657	22694	XXX	Purchase	Primary	10/XX/2019	NC	$159,300.00	Loan Review Complete	12/04/2019	Compliance	State Compliance	Compliance	open		2	North Carolina Rate Spread Threshold Test Compliant
North Carolina Rate Spread Home Loan: APR on subject loan of 7.23180% or Final Disclosure APR of 7.25000% is in excess of allowable threshold of APOR 3.60% + 1.5%, or 5.10000%.  Compliant Rate Spread Home Loan.
																							No
XXX	1009758	1900058321	15298658	26915	XXX	Purchase	Primary	10/XX/2019	NC	$159,300.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019)	The Final Closing Disclosure reflects the Seller paying the Initial Escrows.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/22/2020
XXX	1009920	4254877303	15288710	4613	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$562,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2019)	The Homeowners Prepaid amount listed in Section F of the Signed Closing Disclosure was the outstanding balance needed to be paid in full.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/24/2020
XXX	1009920	4254877303	15288712	5180	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$562,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2019)	The Property Taxes listed in Section F of the the signed Closing Disclosure does not contain the amounts collected for XXX.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/24/2020
XXX	1009920	4254877303	15288714	6582	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$562,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cured	12/03/2019	1	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,165.00 exceeds tolerance of $1,040.00 plus 10% or $1,144.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					The Lender did credit the Borrower on the Final Signed Closing Disclosure in the amount of $21.00 for the Exceeded Tolerance.		Yes	Final CD evidences Cure	10/24/2020
XXX	1009801	LW1909001528	15286951	3831	XXX	Purchase	Primary	10/XX/2019	AZ	$607,500.00	Loan Review Complete	12/03/2019	Credit	Miscellaneous	Credit	waived	12/12/2019	2	Credit Exception:
Exception granted by lender for large deposits made to Chase 9/20/19 for $49,420, 8/16/19 for $41,499 and 7/22/19 for $28,782. LOE provided indicated deposits are distributions/earnings.  Removing deposits from qualifying assets.
																						727 representative FICO score > 600 guideline minimum $7K in monthly residual income.	No			Reviewer Comment (2019-12-12): Client Elects to Waive With Compensating Factors.
XXX	1009801	LW1909001528	15425112	6583	XXX	Purchase	Primary	10/XX/2019	AZ	$607,500.00	Loan Review Complete	12/12/2019	Compliance	Federal Compliance	Compliance	cured	12/12/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $615.00 exceeds tolerance of $490.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					Sufficient Cure Provided on Final Cd		Yes	Final CD evidences Cure	10/15/2020
XXX	1009801	LW1909001528	15425114	6583	XXX	Purchase	Primary	10/XX/2019	AZ	$607,500.00	Loan Review Complete	12/12/2019	Compliance	Federal Compliance	Compliance	cured	12/12/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $62.00 exceeds tolerance of $52.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					Sufficient Cure Provided on Final Cd		Yes	Final CD evidences Cure	10/15/2020
XXX	1010053	400379429	15301361	6239	XXX	Purchase	Primary	10/XX/2019	VA	$1,068,750.00	Loan Review Complete	12/04/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	12/19/2019	1	Payment Shock exceeds credit guidelines.	Payment Shock: 343.25137%	Per guidelines - Generally, payment shock >150%, may require further review. Additional compensating factors and/or documentation may be required. Nothing provided by lender to address this.		No
Buyer Comment (2019-12-18): The SL1 guidelines do not have a limitation on payment shock as they defer to the FannieMae.  However ample compensating factors exist in the loan to warrant the UW decision:  FICO of 741, DTI of 33.22 % including the full PITIA payment for his departing residence which is currently under contract for sale.  Residual income of $16k per month.

Reviewer Comment (2019-12-19): SL1 guidelines are silent on payment shock.  Payment shock only applies to base programs.

XXX	1009576	13010031964	15261535	3831	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	12/02/2019	Credit	Miscellaneous	Credit	waived	01/09/2020	2	Credit Exception:		Lender granted exception for loaning closed as an Investment property, however borrower lives in the property during the year. Compensating Factors provided.	Loan DTI 36.38% < 43% allowable per Guidelines Loan LTV 75% < 90% max Guidelines allowable Borrower on this loan has a disposable income of $9K. $74k in reserves.	No
Buyer Comment (2020-01-07): Client approved exception in file, waived with compensating factors.

Reviewer Comment (2020-01-08): Lender approved exception file.  Loan closed as investment property however borrower resides in property on part time basis.  No income used from subject property to qualify.

Reviewer Comment (2020-01-09): Lender approved exception in file. Loan closed as investment property however borrower resides in property on part time basis.  No income used from subject property to qualify.

XXX	1009576	13010031964	15271007	23931	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	12/02/2019	Legal / Regulatory / Compliance	Title / Lien Defect	Credit	cleared	01/28/2020	1	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	Please provide Final Title Policy.		No			Reviewer Comment (2020-01-28): Short form final title policy provided.
XXX	1009576	13010031964	15498546	25367	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	cleared	01/08/2020	1	Disparity in Occupancy - High Cost
The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
																					Borrower lives in property during the year. File should be reviewed as Owner Occupied with full compliance teasing requirements. Borrower has room rental which is not being included in DTI.		No
Buyer Comment (2020-01-07): Compliance testing was performed as an owner occupied and proper Notice of Right to Cancel provided to borrower.

Reviewer Comment (2020-01-08): Per client compliance testing performed as primary as ROR provided.  Changed occupancy to primary and re-ran compliance. Additional new exceptions exist due to being tested as primary residence.

XXX	1009576	13010031964	15742404	6643	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	01/08/2020	Compliance	State Compliance	Compliance	cleared	01/28/2020	1	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Change Circumstance_20190919.pdf		No			Buyer Comment (2020-01-27): Recorded mortgage with exemption uploaded. Reviewer Comment (2020-01-28): Document provided as part of trail document mortgage.
XXX	1009576	13010031964	15742405	2642	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cured	01/21/2020	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/17/2019, prior to three (3) business days from transaction date of 10/XX/2019.	Signed ROR in file reflects disbursement date of 10/17/19 which is same date at expiration date of ROR.		Yes	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	10/10/2022	Buyer Comment (2020-01-17): Please see ROR and POD. Reviewer Comment (2020-01-21): Received a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
XXX	1009576	13010031964	15742406	2647	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$513,750.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cleared	01/23/2020	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	ROR reflects expiration date of 10/16/19 however signature date of borrower date is 10/17/19.		Yes	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	10/10/2022
Buyer Comment (2020-01-22): Please see ROR.

Buyer Comment (2020-01-22): Please see POD.

Reviewer Comment (2020-01-23): Client provided a Not of Right to Cancel with new recession date of November XX, 2019 to borrower.

XXX	1009099	LR1908000088	15191546	6572	XXX	Refinance Rate/Term	Investment	9/XX/2019	WI	$136,500.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1009099	LR1908000088	15192139	556	XXX	Refinance Rate/Term	Investment	9/XX/2019	WI	$136,500.00	Loan Review Complete	11/25/2019	Loan Package Documentation	Application / Processing	Credit	waived	11/25/2019	2	1003 Error: Current State was not provided		Lender Exception for 1) Updated 1003 reflecting borrower's updated address/residence is not signed
792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum

71.84% LTV < 85.0 guideline max

19.17% DTI < 45.00% guideline max - 25.83% below program guideline maximum

Borrower on this (Documentation Type) documentation loan has a disposable income of $4,000.00+x

$11,000 in reserves
																							No			Reviewer Comment (2019-11-25): Lender Exception granted
XXX	1009136	19055090	15200243	3721	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/XX/2019)
																							No
XXX	1009136	19055090	15200244	3721	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/2019)
																							No
XXX	1009136	19055090	15200259	4665	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	2	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2019)	Issue was not cured post close		Yes	Letter of Explanation & Corrected Closing Disclosure	09/17/2020	Reviewer Comment (2019-12-13): Letter of Explanation & Corrected Closing Disclosure provided prior to review
XXX	1009136	19055090	15200260	4607	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	2	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2019)	This was corrected in a post close CD		Yes	Letter of Explanation & Corrected Closing Disclosure	09/17/2022	Reviewer Comment (2019-12-13): Letter of Explanation & Corrected Closing Disclosure provided prior to review
XXX	1009136	19055090	15200263	4890	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	2	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1084643)
																					This was corrected in a post close CD		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/17/2022	Reviewer Comment (2019-12-13): Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission all provided prior to SitusAMC review. Documents were wet signed by the borrower.
XXX	1009136	19055090	15200264	4890	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	2	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1084644)
																					This was corrected in a post close CD		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/17/2022	Reviewer Comment (2019-12-13): Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission all provided prior to SitusAMC review. Documents were wet signed by the borrower.
XXX	1009136	19055090	15428579	3831	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	12/12/2019	Credit	Miscellaneous	Credit	waived	12/12/2019	2	Credit Exception:		Cash out Proceeds in the Amount of $744k being used to meet reserve requirements	FICO 685 (min FICO 600), LTV 60% (max LTV 75%), $39k+ in monthly residual income 31.82% DTI on this loan < 43% guideline max	No			Reviewer Comment (2019-12-12): Client elects to waive with Compensating Factors.
XXX	1009136	19055090	15434594	4890	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,950,000.00	Loan Review Complete	12/13/2019	Compliance	Federal Compliance	Compliance	cleared	12/13/2019	1	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1084642)
																					Post Close Cd Corrected Issue - New Right to Rescind signed		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	09/17/2022	Reviewer Comment (2019-12-13): confirmed minimum rate 3.75% per note
XXX	1008324	1490299799	15203721	7455	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CO	$685,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	open		2	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX DDS, PC/S-Corp)	File missing signed personal 2018 tax returns - contains 2018 extension.		No
Buyer Comment (2020-01-03): Galton guidelines allow until October 15th.  Loan closed August 12, 2019.

Reviewer Comment (2020-01-06): 2018 K1 and business returns were used for qualifying therefore per Appendix Q guidelines 2018 personal returns would be required also.

Buyer Comment (2020-01-17): The loan closed August XX, 2019.  Borrower filed an extension for 2018 taxes.  Borrower has until 10/15, 2019 to file 2018 taxes.  Attached for your review is the 2018 Tax Transcript indicating no record of return found.

Reviewer Comment (2020-01-21): Escalated to compliance for review.

Reviewer Comment (2020-01-21): Regraded to EV2-B as the file contains two years personal returns, but not the most recent 2018 personal returns.  (Three years business returns were provided, including 2018)

XXX	1008324	1490299799	15203723	3867	XXX	Refinance Cash-out - Other	Primary	8/XX/2019	CO	$685,000.00	Loan Review Complete	11/25/2019	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	File does not meet HIgher Priced QM requirements.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2020-01-03): Disagree.  Loan meets QM.

Reviewer Comment (2020-01-06): Non QM due to missing 2018 personal returns.

Buyer Comment (2020-01-17): Meets QM.  The loan closed August 12, 2019.  Borrower filed an extension for 2018 taxes.  Borrower has until 10/15, 2019 to file 2018 taxes.  Attached for your review is the 2018 Tax Transcript indicating no record of return found.

Reviewer Comment (2020-01-21): Escalated to compliance for review.

Reviewer Comment (2020-01-21): HPQM Loan

XXX	1009362	19055468	15233047	20305	XXX	Purchase	Primary	9/XX/2019	GA	$604,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/21/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)
																					The Guidelines State: Tax Extension evidence form, proof of liability payments have been made and Tax Transcripts No result Return is all required. The Borrower has met all the requirements.		No
XXX	1009362	19055468	15233048	6411	XXX	Purchase	Primary	9/XX/2019	GA	$604,000.00	Loan Review Complete	11/27/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XX/2019)	The Seller Closing Disclosures was not located within the loan file.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/26/2020
XXX	1009738	1907910038	15282874	5404	XXX	Purchase	Primary	10/XX/2019	NV	$535,500.00	Loan Review Complete	12/03/2019	Income / Employment	Income Documentation	Credit	cleared	01/08/2020	1	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	The loan file does not contain verification of employment dates for Previous Employer Sunrise Hospital.		No
Buyer Comment (2020-01-07): Income and employment meets DU requirements.

Reviewer Comment (2020-01-08): Sufficient income documentation in accordance with DU findings.DU does not stipulate requirements of VOE for prior employment only requires income and employment verified for current employer.

XXX	1009738	1907910038	15459596	3831	XXX	Purchase	Primary	10/XX/2019	NV	$535,500.00	Loan Review Complete	12/16/2019	Credit	Miscellaneous	Credit	waived	12/16/2019	2	Credit Exception:
Appraisal indicated the subjects is zoned Rural Estate Residential.

Lender Exception-Property is located in a development with majority of comparable properties within 1/2 mile.  The Property does not appear rural in nature.  Compensating Factors are included.
																						37% DTI on this full documentation loan < 45% guideline max - 8% below program guideline maximum Borrowers FICO 705 and the Guidelines required minimum FICO is 600. $9 k a month in Residual income	No			Reviewer Comment (2019-12-16): Client elects to waive.with compensating factors Reviewer Comment (2019-12-16): Client elects to waive with Compensating Factors
XXX	1009964	32010031874	15295717	6583	XXX	Purchase	Second Home	10/XX/2019	FL	$407,915.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	cured	12/04/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $500.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					The appraisal fee increased $75.00, the lender provided a $75.00 lender credit to cover the cost of the increase.		Yes	Final CD evidences Cure	10/14/2020
XXX	1009964	32010031874	15297826	2828	XXX	Purchase	Second Home	10/XX/2019	FL	$407,915.00	Loan Review Complete	12/04/2019	Loan Package Documentation	Application / Processing	Credit	cleared	12/19/2019	1	Missing Document: Divorce Decree / Child Support not provided		The Child Support payment is reflected on the final signed 1003 for the amount of $475.00. This payment is also reflected on a bank statement.		No
Buyer Comment (2019-12-18): The child support payment was included in the calculation of the DTI and was documented in the credit report

Reviewer Comment (2019-12-19): Credit report reflects child support satisfactory documentation to substantiate.

XXX	1009066	135418137606	15191890	3831	XXX	Purchase	Investment	8/XX/2019	CA	$454,900.00	Loan Review Complete	11/25/2019	Credit	Miscellaneous	Credit	waived	12/02/2019	2	Credit Exception:		Missing verification of July payment on XXX HELOC to verify 0x30. Lender approved exception.	70% LTV < 85% guideline max - Borrower has job stability for 25 years self-employed. $8K in residual income. $92K in reserves.	No			Reviewer Comment (2019-12-02): Client elects to waive with comp factors.
XXX	1009667	400373168	15273318	24752	XXX	Purchase	Primary	9/XX/2019	IL	$729,000.00	Loan Review Complete	12/02/2019	1003	Document Error	Credit	cleared	12/19/2019	1	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: Deepak R Devaraj, Borrower: Elizabeth Devaraj			No
Buyer Comment (2019-12-18): A corrected and initialed 1003 indicating borrower is a US citizen is in file as well as a copy of his drivers license.  Taxes transcripts in file indicate borrower has filed returns under a legitimate SSN.

Reviewer Comment (2019-12-19): Corrected Final 1003 initialed and signed by borrower verifying US citizenship provided in file.

XXX	1009667	400373168	15273832	1052	XXX	Purchase	Primary	9/XX/2019	IL	$729,000.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/2019)
																					The appraisal was provided before the report date, but after the effective date.		No
XXX	1009667	400373168	15273833	6572	XXX	Purchase	Primary	9/XX/2019	IL	$729,000.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1009667	400373168	15273925	3879	XXX	Purchase	Primary	9/XX/2019	IL	$729,000.00	Loan Review Complete	12/02/2019	Compliance	Federal Compliance	Compliance	cleared	01/15/2020	1	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The Home Loan Toolkit was not provided in the file.		No	No Defined Cure	09/19/2020	Reviewer Comment (2020-01-15): Disclosure not required.
XXX	1009667	400373168	15273953	6643	XXX	Purchase	Primary	9/XX/2019	IL	$729,000.00	Loan Review Complete	12/02/2019	Compliance	State Compliance	Compliance	cleared	01/15/2020	1	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	It was not provided in the file.		No			Buyer Comment (2020-01-14): SB 1894 Certificate of Compliance. Reviewer Comment (2020-01-15): SB 1894 Certificate of Compliance provided.
XXX	1007599	PFN19020996	15293151	3677	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,653,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cleared	01/10/2020	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from XXX in 2017 but unable to verify time frames of employment.
																							Yes	Lender to provide updated ATR/QM status
Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level.  There is also an LOE in the file that details the employment and income  for the most recent 24+ motnh period.

Reviewer Comment (2020-01-10): Escalated to compliance for review.

Reviewer Comment (2020-01-10): Non-QM Loan

XXX	1007599	PFN19020996	15293152	1223	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,653,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cleared	01/10/2020	1	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX LLC/Schedule K-1 less than 25 Percent)
2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from XXX in 2017 but unable to verify time frames of employment.
																							No
Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level.  There is also an LOE in the file that details the employment and income  for the most recent 24+ month period.

Reviewer Comment (2020-01-10): Escalated to compliance for review.

Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines

XXX	1007599	PFN19020996	15293153	1231	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,653,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cleared	01/10/2020	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX LLC/Schedule K-1 less than 25 Percent)
2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from XXX in 2017 but unable to verify time frames of employment.
																							No
Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level.  There is also an LOE in the file that details the employment and income  for the most recent 24+ month period.

Reviewer Comment (2020-01-10): Escalated to compliance for review.

Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines

XXX	1007599	PFN19020996	15293155	1249	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,653,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cleared	01/10/2020	1	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	2018 tax forms were not provided in the file. However, an extension was provided.		No			Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines
XXX	1007599	PFN19020996	15293351	4846	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$1,653,500.00	Loan Review Complete	12/03/2019	Compliance	Federal Compliance	Compliance	cured	12/26/2019	2	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	The Amount on the Final Closing Disclosure is $0 however issue cleared via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/10/2020	Reviewer Comment (2019-12-26): PCCD and LOE was provided.
XXX	1008336	400341836	15304718	22498	XXX	Purchase	Primary	6/XX/2019	FL	$564,300.00	Loan Review Complete	12/04/2019	Property - Appraisal	Appraisal Reconciliation	Property	cleared	01/06/2020	1	Appraisal does not support the appraised value.		The loan is ineligible due to the following: Per the appraisal the subject property is zoned Rural.	FICO 711 (minimum FICO 680) 30.66% DTI on this (Documentation Type) documentation loan < 35.00% guideline max Borrower on this streamline documentation loan has a disposable income of $10,000	No
Reviewer Comment (2019-12-04): Per appraisal the highest and best use for the subject was considered SFR. The subject was located within a residential neighborhood.  Appears zoning is to allow for larger site sizes. Comps 1-3 are all within 2 miles of the subject property. Appraiser notates neighborhood is suburban.

Reviewer Comment (2020-01-06): reopend due to setting correct exception

Reviewer Comment (2020-01-06): Cleared with Manual set exception

XXX	1008336	400341836	15703856	3831	XXX	Purchase	Primary	6/XX/2019	FL	$564,300.00	Loan Review Complete	01/06/2020	Credit	Miscellaneous	Credit	waived	01/06/2020	2	Credit Exception:		Per the appraisal the subject property is zoned Rural	FICO 711 (minimum FICO 680) 30.66% DTI on this (Documentation Type) documentation loan < 35.00% guideline max Borrower on this streamline documentation loan has a disposable income of $10,000	No			Reviewer Comment (2020-01-06): Client chose to Waive with compensating factors
XXX	1008701	100219060849	15327861	23688	XXX	Refinance Cash-out - Other	Investment	8/XX/2019	CA	$550,000.00	Loan Review Complete	12/05/2019	Insurance	Insurance Analysis	Credit	cleared	12/19/2019	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The replacement cost estimator was not provided, the appraisal does not show the estimated replacement cost.		No
Buyer Comment (2019-12-18): Loan is insured for the full loan amount.  Therefore, the coverage amount is sufficient.

Reviewer Comment (2019-12-19): Per lender guidelines replacement cost covers the total of the actual unpaid balances of the first and all subordinate liens, therefore coverage is sufficient.

XXX	1008701	100219060849	15336839	3219	XXX	Refinance Cash-out - Other	Investment	8/XX/2019	CA	$550,000.00	Loan Review Complete	12/06/2019	Income / Employment	Income Documentation	Credit	waived	12/06/2019	2	Document Error: Bank statement account period not provided.		Missing statement to cover the period from 3/21/2019 - 5/21/2019 for xxx account ending xxx.	683 representative FICO score > 600 guideline minimum 61.04% LTV < 70.00 guideline max 32.71% DTI < 43.00% guideline max	No
Reviewer Comment (2019-12-06): Borrower provided two months statements for XXX 1207 and 1839. Borrower transferred funds from 1839 to 1207 on 5/XX. Guidelines require 60 days source and seasoning of deposits. Therefore, funds would have needed to be seasoned to 3/XX. Accepting two months bank statements for both accounts to meet source and seasoning requirements.

XXX	1008707	25019287709	15316932	4263	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	PA	$1,495,000.00	Loan Review Complete	12/05/2019	Asset	Asset Calculation / Analysis	Credit	waived	12/05/2019	2	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $34,437.72 is less than Guideline Available for Reserves of $74,501.52.
Lender Exception in the loan file acknowledging reserves are substantially short of the requirements. An exception was approved based on the following compensating factors: 1. Strong credit score of 744. 2. Borrowers built property and are re-capturing funds and 3. Good residual income of $12K/month.
																						Strong credit with a score of 744 Borrower on this loan borrower has a disposable income of $15k	No
Reviewer Comment (2019-12-05): Lender exception for reserves. Borrower purchased the property as raw land for $1.2MM in 2016, with cash from the borrowers own savings and built the subject property, since the borrowers depleted their reserves on this property, we would like you to consider the first $1,2MM cash out as the reserves.

XXX	1008707	25019287709	15316933	4264	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	PA	$1,495,000.00	Loan Review Complete	12/05/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	waived	12/19/2019	2	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.75 is less than Guideline PITIA months reserves of 36.00.	Lender Exception in the loan file acknowledging reserves are substantially short of the requirements.	Strong credit with a score of 744 Borrower on this loan borrower has a disposable income of $15k	No
Buyer Comment (2019-12-18): Galton granted exception is in file w/compensating factors:  FICO of 742, Residual income of $15k per month for a family of 2, Borrower recouping expenses of building home, cash out of $836K

Reviewer Comment (2019-12-19): Lender elects to waive with compensating factors - Galton exception in file - compensating factors 742 Fico and residual $15k income for family of 2.

XXX	1008832	8746314899	15310105	4613	XXX	Refinance Rate/Term	Primary	8/XX/2019	PA	$223,300.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2019)	Lender failed to disclose number of months on the final CD. Loan is HPML.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/25/2020
XXX	1008832	8746314899	15310106	5446	XXX	Refinance Rate/Term	Primary	8/XX/2019	PA	$223,300.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Lender Credit	TILA-RESPA Integrated Disclosure – Costs at Closing: Final Closing Disclosure provided on 08/XX/2019)	The lender disclosed a lender credit on Page 3 of the CD but failed to disclose on page 2.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/25/2020
XXX	1008832	8746314899	15310107	5012	XXX	Refinance Rate/Term	Primary	8/XX/2019	PA	$223,300.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	The lender disclosed a lender credit on Page 3 of the CD but failed to disclose on page 2.		Yes	Letter of Explanation & Corrected Closing Disclosure	08/25/2020
XXX	1008832	8746314899	15310240	4408	XXX	Refinance Rate/Term	Primary	8/XX/2019	PA	$223,300.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure With Seller - Cash To Close	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2019)	Verified final numbers per final CD		Yes	Letter of Explanation & Corrected Closing Disclosure	08/25/2020
XXX	1008888	37441905562929	15309932	25695	XXX	Refinance Rate/Term	Primary	9/XX/2019	FL	$139,500.00	Loan Review Complete	12/04/2019	Note	General	Credit	waived	12/05/2019	2	This loan has matured.	Maturity Date: 10/XX/2049
The borrower is paying off an existing mortgage for the subject property that has an expired maturity date. The payoff demand for XXX, Inc, account XX8089 reflects the loan maturity date was 4/XX/2019. It appears the lender has been accepting interest payments from the borrower as the payoff statement indicates an interest paid to date of 7/1/19.

Lender Exception:  Lender has been accepting payments and loan is in good standing.  Compensating Factors are included.

Guideline variance approved by lender at time of origination

FICO of 650 is greater than the min of 600.

36.71% LTV < 85% guideline max

Compensation Factor listed on the Galton Credit Exception.

10 months reserves
																							No
Reviewer Comment (2019-12-05): The borrower is paying off an existing mortgage for the subject property that has an expired maturity date. The payoff demand for XXX, Inc, account XXX reflects the loan maturity date was 4/XX/2019. It appears the lender has been accepting interest payments from the borrower as the payoff statement indicates an interest paid to date of 7/1/19.

Lender Exception:  Lender has been accepting payments and loan is in good standing.  Compensating Factors are included.

XXX	1008888	37441905562929	15310703	4850	XXX	Refinance Rate/Term	Primary	9/XX/2019	FL	$139,500.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	The Closing Disclosures issued on 9/10/2019 reflects a Water Bill listed in Section C in the amount of $235.01 which exceeds the Zero Tolerance.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/09/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008888	37441905562929	15310726	5143	XXX	Refinance Rate/Term	Primary	9/XX/2019	FL	$139,500.00	Loan Review Complete	12/04/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2019)	The Final Closing Disclosure did not list the number of months for the Property Taxes on Section F.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/09/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008888	37441905562929	15313732	6542	XXX	Refinance Rate/Term	Primary	9/XX/2019	FL	$139,500.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Water Bill. Fee Amount of $235.01 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	The Closing Disclosures issued on 9/10/2019 reflects a Water Bill listed in Section C in the amount of $235.01 which exceeds the Zero Tolerance. Appears Bill is listed in incorrect Section of CD.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/09/2020
Buyer Comment (2020-01-17): 1/17/2020 BC This is in Section C and is a borrower's provider service, therefore not subject to tolerance.

Reviewer Comment (2020-01-22): Corrected CD and LOE to cure.  Water Bill should be disclosed in Section H

Buyer Comment (2020-01-22): This fee could be in Section C, it was borrower chosen and fee was paid by Title.

Reviewer Comment (2020-01-24): Water Bill is paid to City of XXX and is not shoppable.  Fee to be disclosed in section H and LOE provided to test fee as an unlimited tolerance fee.

XXX	1008888	37441905562929	15313884	23688	XXX	Refinance Rate/Term	Primary	9/XX/2019	FL	$139,500.00	Loan Review Complete	12/05/2019	Insurance	Insurance Analysis	Credit	cleared	12/19/2019	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Dwelling Coverage on the Policy was $175,000.00. The Estimated Cost New Amount listed on the appraisal was $368,130.00. The Hazard policy in turn is currently $119,504.00.		No
Buyer Comment (2019-12-18): Loan is insured for the full loan amount.

Reviewer Comment (2019-12-19): Hazard policy of $175,000 sufficient to cover loan amount of $119,504 allowed as guidelines state coverage must exceed  total of the actual unpaid balances of the first and all subordinate liens and no subordinate liens exist on subject property.

XXX	1008910	3519063580	15314202	6572	XXX	Refinance Cash-out - Other	Investment	9/XX/2019	NY	$637,500.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)			No
XXX	1008911	LR1904003402	15320003	4357	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$250,500.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019)	Final CD reflects loan as not assumable however note contains assumption language.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/03/2020
XXX	1008911	LR1904003402	15320004	4404	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$250,500.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019)	TIP per final CD of 146.091% does not match calculated of 143.35% using minimum index available in lookback period.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/03/2020
XXX	1008911	LR1904003402	15320005	6582	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$250,500.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	cured	12/05/2019	1	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $201.00 exceeds tolerance of $128.00 plus 10% or $140.80.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					Ten percent fee threshold exceeded however sufficient cure provided to borrower at closing.		Yes	Final CD evidences Cure	10/03/2020
XXX	1008911	LR1904003402	15320065	3831	XXX	Refinance Rate/Term	Primary	10/XX/2019	IL	$250,500.00	Loan Review Complete	12/05/2019	Credit	Miscellaneous	Credit	waived	12/06/2019	2	Credit Exception:		Lender approved exception due to adding borrower on cash-out transaction. However, Lender Exception no longer required - loan amount lowered and cash to borrower results in a Rate/Term.	38.89% DTI on this full documentation loan < 45% guideline max Borrower on this full documentation loan has a disposable income of $4K	No			Reviewer Comment (2019-12-06): Client elects to waive.
XXX	1008923	103373615	15320107	6278	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CT	$721,000.00	Loan Review Complete	12/05/2019	Credit	Credit Documentation	Credit	waived	12/19/2019	2	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Per approval credit expired on 09/18/2019. Credit supplement pulled on 07/23/2019 was revised on 09/23/2019 updating 1st and 2nd mortgage and showing no change in credit score.	Liquid assets of $76,201 which equate to 13 months reserves. High mid FICO score of 696 Residual income of $9327	No
Buyer Comment (2019-12-18): Galton elected to waive.  See attached.

Reviewer Comment (2019-12-19): Lender elects to waive with compensating factors of 696 credit score min fico 680, $76k in reserves and $9k in monthly residual income.

XXX	1008923	103373615	15320696	1268	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CT	$721,000.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA not signed by borrower.		No
XXX	1008923	103373615	15320697	4850	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CT	$721,000.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	No valid change of circumstance provided to address the fees in question.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/20/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1008923	103373615	15320698	6542	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CT	$721,000.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)
																					No valid change of circumstance provided to address the fees in question.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/20/2020	Buyer Comment (2020-01-17): Please see COC. Reviewer Comment (2020-01-22): COC - Appraisal desk review was required
XXX	1008923	103373615	15320699	6542	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CT	$721,000.00	Loan Review Complete	12/05/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $442.00 exceeds tolerance of $425.00.  Insufficient or no cure was provided to the borrower. (7506)
																					No valid change of circumstance provided to address the fees in question.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/20/2020
Reviewer Comment (2020-01-22): COC provided does not explain why the appraisal fee increased

Buyer Comment (2020-01-22): 01/22/2020 Uploading accurate COC dated 09/19/2019.  Loan re-priced reflecting Underwriting need for Desk Review and Appraisal Invoice also Uploaded to reflect actual Appraisal Fee cost.

Reviewer Comment (2020-01-24): AMC reviewed exception. An increased invoice is not valid changed circumstance. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

XXX	1008953	1907025455	15339742	6572	XXX	Purchase	Investment	8/XX/2019	DC	$646,000.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	File does not contain acknowledgment of receipt of valuation nor does it contain evidence of when secondary valuation received by borrower.		No
XXX	1008953	1907025455	15344666	3831	XXX	Purchase	Investment	8/XX/2019	DC	$646,000.00	Loan Review Complete	12/06/2019	Credit	Miscellaneous	Credit	waived	12/06/2019	2	Credit Exception:		Approved lender exception to allow title vesting in name of LLC.
Borrower on this full documentation loan has a disposable income of $40k

$320K in reserves

Borrower has job stability for 8 year self-employed.

35.98% DTI on this full documentation loan <43% guideline max
																							No			Reviewer Comment (2019-12-06): Client elects to waive with comp factors.
XXX	1008985	142119162571	15345341	3677	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
ATR fail due to insufficient third party documentation for K-1 < 25% income for Borrower 2. 2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							Yes	Lender to provide updated ATR/QM status
Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX was used as it is more conservative income figure than using the the 2017 and 2016 K1's.  The K1's validate the ownership in all years is <25%.  XXX has been sold so no income was used from this entity.

Reviewer Comment (2020-01-09): Non-QM Loan

XXX	1008985	142119162571	15345343	1223	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)
2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							No
Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX was used as it is more conservative income figure than using the the 2017 and 2016 K1's.  The K1's validate the ownership in all years is <25%.  XXX has been sold so no income was used from this entity.

Reviewer Comment (2020-01-09): XXX not used to qualify as borrower transferred ownership March, 2019.

XXX	1008985	142119162571	15345344	1223	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)
2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							No
Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX was used as it is more conservative income figure than using the the 2017 and 2016 K1's.  The K1's validate the ownership in all years is <25%.  XXX has been sold so no income was used from this entity.

Reviewer Comment (2020-01-09): Additional documentation on this minor loss that has been sold is not required. AMC Compliance decision.

XXX	1008985	142119162571	15345345	1231	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)
2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							No
Buyer Comment (2020-01-08): 2017 and 2018 K1's for Platte II River Ventures was used as it is more conservative income figure than using the the 2017 and 2016 K1's.  The K1's validate the ownership in all years is <25%.  Platte Revier Equity III has been sold so no income was used from this entity.

Reviewer Comment (2020-01-09): Platte River Equity not used to qualify as borrower transferred ownership March, 2019.

XXX	1008985	142119162571	15345346	1231	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)
2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							No
Buyer Comment (2020-01-08): 2017 and 2018 K1's for Platte II River Ventures was used as it is more conservative income figure than using the the 2017 and 2016 K1's.  The K1's validate the ownership in all years is <25%.  Platte Revier Equity III has been sold so no income was used from this entity.

Reviewer Comment (2020-01-09): Additional documentation on this minor loss that has been sold is not required.

XXX	1008985	142119162571	15345347	1249	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CO	$2,183,454.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
ATR fail due to insufficient third party documentation for K-1 < 25% income for Borrower 2. 2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.
																							No			Reviewer Comment (2020-01-09): Non-QM Loan
XXX	1009152	200010127652	15349744	4850	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$700,000.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	File does not reflect a cure when one is required.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/15/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009152	200010127652	15349745	6542	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$700,000.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cleared	01/27/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Automated Underwriting Fee.  Fee Amount of $1,195.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7312)
																					Underwriting fee increased to $11965 without valid COC or cure provided to borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/15/2020	Buyer Comment (2020-01-22): Fee was disclosed on Initial LE dated 8/9/20. In file. Reviewer Comment (2020-01-27): Confirmed Fees on LE's and CD
XXX	1009152	200010127652	15349815	5404	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$700,000.00	Loan Review Complete	12/06/2019	Income / Employment	Income Documentation	Credit	waived	01/10/2020	2	Income Docs Missing:	Borrower: XXX P&L Statement	Missing ytd P&L for schedule C income.	$167K in available reserves. Borrower on this full documentation loan has a disposable income of $7,424.29 787 representative FICO score > 720 guideline minimum	No			Buyer Comment (2020-01-09): Galton elected to waive. Reviewer Comment (2020-01-10): Client elects to waive.
XXX	1009161	71021907621798	15352771	4357	XXX	Refinance Rate/Term	Second Home	9/XX/2019	AZ	$670,000.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	The Final CD indicates that an Assumption will not be allowed, however the Note indicates it is Assumable.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/11/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009161	71021907621798	15352772	6583	XXX	Refinance Rate/Term	Second Home	9/XX/2019	AZ	$670,000.00	Loan Review Complete	12/06/2019	Compliance	Federal Compliance	Compliance	cured	12/06/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $595.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					There was no VCC for the increase of $30 in Appraisal Fee. The Final CD reflect a cure for excessive fees of $30.		Yes	Final CD evidences Cure	09/11/2020
XXX	1009227	37621908638573	15373962	25838	XXX	Purchase	Primary	9/XX/2019	FL	$1,548,500.00	Loan Review Complete	12/09/2019	Income / Employment	Income Documentation	Credit	cleared	01/07/2020	1	REO Documents are missing.	Address: XXX Insurance Verification			No			Buyer Comment (2020-01-06): Insurance information provided in file, see attached. Reviewer Comment (2020-01-07): HOI declaration page provided as required.
XXX	1009227	37621908638573	15374697	4826	XXX	Purchase	Primary	9/XX/2019	FL	$1,548,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	waived	12/12/2019	1	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Appraisal fee incorrectly disclosed on initial disclosures.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/18/2020	Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
XXX	1009227	37621908638573	15374842	6239	XXX	Purchase	Primary	9/XX/2019	FL	$1,548,500.00	Loan Review Complete	12/09/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/07/2020	1	Payment Shock exceeds credit guidelines.	Payment Shock: 449.85550%
Payment shock is out of the acceptable guideline parameters. Although payment shock isn't addressed on any approval, there are compensating factors listed on the another lender exception. Compensating factors: Transaction Specific: FICO 763 (min FICO 680), 11 years self-employed, DTI 28.36% (max DTI 35%), $90k+ in monthly residual income, and $483k+ in reserves.
																							No
Buyer Comment (2020-01-06): There is no hard guideline for payment shock and if there are compensating factors, a payment shock over 150% is ok.  The borrower is not a first-time homebuyer, with a low DTI, high reserves, excellent job stability and a high FICO. No exception is needed, file has compensating factors and higher payment shock is acceptable.

Reviewer Comment (2020-01-07): Guidelines stipulate  generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file. File reflects compensating factors stated above.

XXX	1009227	37621908638573	15375459	6545	XXX	Purchase	Primary	9/XX/2019	FL	$1,548,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,100.00 exceeds tolerance of $500.00.  Sufficient or excess cure was provided to the borrower. (7506)
																					The lender provided sufficient cure for the increase in fee with post close CD and refund check.		Yes		09/18/2020
XXX	1009244	200010129898	15359023	26045	XXX	Purchase	Primary	9/XX/2019	TX	$1,350,000.00	Loan Review Complete	12/07/2019	Credit	Credit Documentation	Credit	waived	01/07/2020	2	Insufficient Verification of Rental History.		Borrower does not have a fully documented, recent, consecutive 24 month housing history as required by program guidelines.	784 representative FICO score Liquid assets of $104,123 which equate to over 9 months reserves Residual income of $15,128	No
Buyer Comment (2020-01-06): Client approved exception in file, waived with compensating factors.

Reviewer Comment (2020-01-07): Lender approved exception of incomplete 24 month housing history.  Missing most recent 3 months history due to moving in with girlfriend.  Borrower currently living rent free.Borrower has established prior mortgage history paid as agreed from 2010 to 2014 and rental history paid as agreed from April 2017 to June 2019.

XXX	1009244	200010129898	15359189	6583	XXX	Purchase	Primary	9/XX/2019	TX	$1,350,000.00	Loan Review Complete	12/07/2019	Compliance	Federal Compliance	Compliance	cured	12/07/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $790.00 exceeds tolerance of $740.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																							Yes	Final CD evidences Cure	09/22/2020
XXX	1009249	200010129980	15361332	3721	XXX	Purchase	Primary	9/XX/2019	CA	$1,497,900.00	Loan Review Complete	12/08/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/2019)
																					File contains waiver however file does not contain evidence of when borrower received primary appraisal.		No
XXX	1009249	200010129980	15361333	3721	XXX	Purchase	Primary	9/XX/2019	CA	$1,497,900.00	Loan Review Complete	12/08/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XX/2019)
																					File contains wavier however file does not contain evidence of when secondary valuation was provided to borrower.		No
XXX	1009291	LW1908001422	15370524	25029	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan submitted as non qm however does not meet non qm requirements.		Yes	Lender to provide updated ATR/QM Loan Designation
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45%

XXX	1009291	LW1908001422	15370530	6543	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,175.00 exceeds tolerance of $1,819.00 plus 10% or $2,000.90.  Insufficient or no cure was provided to the borrower. (0)
																					10% fee threshold exceeded without vlaid COC file contains cure of $177.26 however insufficient to cure all tolerance issues.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/15/2020
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-10): Exception is related to tolerance exceptions.  Lender comment was in reference to SSI Income which is not related to the tolerance exceptions

Buyer Comment (2020-01-17): 1/17/2020 BC Tolerance violation is $162.00, the lender cure of $177.26 is sufficient.

Reviewer Comment (2020-01-22): Insufficient cure as COC for discount points is dated 8/29/19 when discount point fees increased 8/27/19.

XXX	1009291	LW1908001422	15370531	6542	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,464.78 exceeds tolerance of $1,748.00.  Insufficient or no cure was provided to the borrower. (7200)
																					Discount points increased to $3464.78 without valid COC file contains cure of $177.26 however insufficient to cure all tolerance issues.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/15/2020
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-10): Exception is related to tolerance exceptions.  Lender comment was in reference to SSI Income which is not related to the tolerance exceptions

Buyer Comment (2020-01-18): 08/29/2019 Change of Circumstance in file for loan amount increase which resulted in the points to increase.

Reviewer Comment (2020-01-22): It is noted COC in file dated 8/29/19 however discount points increased on 8/27/19 per LE in file dated 8/27/19.

XXX	1009291	LW1908001422	15370818	25034	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.00788% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					DTI of 45.142 exceeds guidelines of 45%.		No
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45%

XXX	1009291	LW1908001422	15371215	5366	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/09/2020	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.00788% exceeds Guideline total debt ratio of 45.00000%.	45.00788% exceeds Guideline total debt ratio of 45.00000%.		No
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-09): Reviewed credit supplement updated balances and payments of non-reo payments accordingly.  DTI now within guidelines of 45%.

XXX	1009291	LW1908001422	15371480	5695	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$855,500.00	Loan Review Complete	12/09/2019	Compliance	Federal Compliance	Compliance	cleared	01/09/2020	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds guidelines maximuma.		No
Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45%

XXX	1009297	192642873	15370503	26367	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	WA	$530,000.00	Loan Review Complete	12/09/2019	Income / Employment	Income Documentation	Credit	cleared	01/07/2020	1	W-2 Transcript does not match income used at time of qualification.		Missing 2017 W2 for prior job with XXX.		No
Buyer Comment (2020-01-06): W2 is not required since file contains 2017 tax return and transcripts.

Reviewer Comment (2020-01-07): 2017 Transcripts and 2017 W-2 Transcripts provided which sufficient documentation provided.

XXX	1009425	4254864061	15398190	4357	XXX	Refinance Rate/Term	Primary	9/XX/2019	AZ	$646,000.00	Loan Review Complete	12/10/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	Note contains assumption language however guidelines do not allow assumable loans.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/16/2020
XXX	1009425	4254864061	15398191	4846	XXX	Refinance Rate/Term	Primary	9/XX/2019	AZ	$646,000.00	Loan Review Complete	12/10/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2019)	Final cd does reflects closing costs financed of $0 however calculated amount is $6,890.46.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/16/2020
XXX	1009425	4254864061	15398192	25688	XXX	Refinance Rate/Term	Primary	9/XX/2019	AZ	$646,000.00	Loan Review Complete	12/10/2019	Compliance	Federal Compliance	Compliance	open		3	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure received by borrower 7/18/19 not within 3 days of application date of 7/12/19.		No	No Defined Cure	09/16/2020
XXX	1009425	4254864061	15398194	6306	XXX	Refinance Rate/Term	Primary	9/XX/2019	AZ	$646,000.00	Loan Review Complete	12/10/2019	Compliance	Federal Compliance	Compliance	open		3	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	It was provided 4 business days after the application date.		No	No Defined Cure	09/16/2020
XXX	1009483	LW1907001231	15420289	25158	XXX	Refinance Cash-out - Other	Second Home	9/XX/2019	CA	$1,099,000.00	Loan Review Complete	12/12/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The rate lock documentation was provided.		No
XXX	1009483	LW1907001231	15501060	20305	XXX	Refinance Cash-out - Other	Second Home	9/XX/2019	CA	$1,099,000.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/12/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX/S-Corp)

Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
																							No
XXX	1009483	LW1907001231	15501219	3831	XXX	Refinance Cash-out - Other	Second Home	9/XX/2019	CA	$1,099,000.00	Loan Review Complete	12/19/2019	Credit	Miscellaneous	Credit	waived	12/19/2019	2	Credit Exception:
1) The borrower is missing the most recent 24 months primary housing history as required by Galton gudelines.
2) The appraisal indicates the subjects zoning is rural residential. The subject is a second home so the Galton rural residential guidelines cannot be applied and hte proeprty is considered ineligible.
3) Transferred appraisal.
																						FICO is 7112 Borrower has job stability for 20+ years in current position 13.78% DTI < 43.00% guideline max - xx% below program guideline maximum $196,000 in reserves $80k in monthly residual income	No			Reviewer Comment (2019-12-19): Client elects to waive with compensating factors.
XXX	1009508	1919074795	15407986	4357	XXX	Purchase	Primary	9/XX/2019	NJ	$325,000.00	Loan Review Complete	12/11/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019)	Per the final CD the loan will not allow an assumption; however, the note indicates assumption is allowable		Yes	Letter of Explanation & Corrected Closing Disclosure	09/18/2020
XXX	1009508	1919074795	15407987	4404	XXX	Purchase	Primary	9/XX/2019	NJ	$325,000.00	Loan Review Complete	12/11/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019)	Per the rate lock and Mavent report the index date of 09/11/2019 at 2.0086% was used which should have a calculated TIP of 93.534%; however, the final CD is showing 94.88%.		Yes	Letter of Explanation & Corrected Closing Disclosure	09/18/2020
XXX	1009508	1919074795	15408470	25392	XXX	Purchase	Primary	9/XX/2019	NJ	$325,000.00	Loan Review Complete	12/11/2019	Credit	Credit Documentation	Credit	waived	12/13/2019	2	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		Borrower is currently living rent free. Has a prior mortgage history. Lender provided an exception with comp factors.	50% LTV < 75% guideline max 4.28% DTI < 43% guideline max $506k+ in reserves	No			Reviewer Comment (2019-12-13): Client elects to waive.
XXX	1009538	2019080063	15415623	26045	XXX	Purchase	Primary	9/XX/2019	CO	$1,027,000.00	Loan Review Complete	12/11/2019	Credit	Credit Documentation	Credit	cleared	01/08/2020	1	Insufficient Verification of Rental History.
Settlements Statement in file reflects sale of prior residence 02/118. A copy of the lease from 2018 to 2019 was provided but proof of 12 month rent history was not provided. Guides allow no history if: 80% or the program maximum, whichever is lower on Full/Alternative Documentation and a Minimum credit score of 720 for an A+ credit grade and 700 for an A credit grade. Borrower credit score is 680. A lender exception was not provided and proof of last 12 months rent of $3,700 was not documented.
																							No
Buyer Comment (2020-01-07): Two lease agreements are in the file, along with XXX account history showing withdrawals of rent payments for borrower's prior rental history.

Reviewer Comment (2020-01-08): Received payment history documenting last 31 months rental history.

XXX	1009538	2019080063	15439922	6583	XXX	Purchase	Primary	9/XX/2019	CO	$1,027,000.00	Loan Review Complete	12/13/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $175.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
																					Fee increase without valid COC however sufficient cure of $250 provided to borrower to clear all tolerance violations.		Yes	Final CD evidences Cure	09/18/2020
XXX	1009538	2019080063	15439923	6583	XXX	Purchase	Primary	9/XX/2019	CO	$1,027,000.00	Loan Review Complete	12/13/2019	Compliance	Federal Compliance	Compliance	cured	12/13/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $950.00 exceeds tolerance of $725.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					Fee increase without valid COC however sufficient cure of $250 provided to borrower to clear all tolerance violations.		Yes	Final CD evidences Cure	09/18/2020
XXX	1009729	200010131324	15425479	6239	XXX	Purchase	Primary	9/XX/2019	MD	$1,463,000.00	Loan Review Complete	12/12/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/08/2020	1	Payment Shock exceeds credit guidelines.	Payment Shock: 315.58599%			No
Buyer Comment (2020-01-07): There is no hard guideline requirement for payment shock and with compensating factors, payment shock >150% is acceptable; low DTI at 34%, $21K residual income, $84K in reserves after close.

Reviewer Comment (2020-01-08): Guidelines do not have a hard guideline requirement for payment shock.  Guides state payment shock >150%, may require further review unless there are compensating factors cited in the loan file. File reflects low DTI of 34%, $21K in residual income and $84K in reserves after closing.

XXX	1009748	1400368950	15424897	25838	XXX	Purchase	Investment	10/XX/2019	CA	$248,000.00	Loan Review Complete	12/12/2019	Income / Employment	Income Documentation	Credit	cleared	01/08/2020	1	REO Documents are missing.	Address: XXX Lease Agreement	Provide lease agreement for XXX to support monthly rent payment of $1,800		No
Buyer Comment (2020-01-07): Per DU, most recent tax return with Sch E is acceptable and file contains 2018 tax return/Sch E.

Reviewer Comment (2020-01-08): Lease agreement not required for calculation of rental income when done using schedule E.

XXX	1009748	1400368950	15426028	6572	XXX	Purchase	Investment	10/XX/2019	CA	$248,000.00	Loan Review Complete	12/12/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	Please provide evidence borrower was given appraisal		No
XXX	1009810	200010130944	15433010	25838	XXX	Purchase	Primary	10/XX/2019	CA	$2,390,184.00	Loan Review Complete	12/13/2019	Income / Employment	Income Documentation	Credit	cleared	01/08/2020	1	REO Documents are missing.	Address:XXX Other	The loan file is missing the appraisal on the departure residence to verify the amount of equity owned. The lender exercised option 1 which requires a letter of intent to sell and appraisal.		No
Buyer Comment (2020-01-07): Letter of Intent is located under the Prefund/Application folder, LOE - Address_011 pdf.  Appraisal for departing residence located under Prefund/Credit folder, Non Subject-Loan Docs_32220 XXX_002.pdf.

Reviewer Comment (2020-01-08): Departure residence appraisal provided reflecting 3 months marketing time and LTV within guideline requirement for exclusion.

XXX	1009844	1999131484	15438682	2924	XXX	Purchase	Investment	10/XX/2019	CA	$888,000.00	Loan Review Complete	12/13/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/08/2020	1	Missing Document: Fraud Report not provided				No			Reviewer Comment (2020-01-08): Drive report provided reflecting no Red Flags.
XXX	1009862	PFN19092821	15468206	3831	XXX	Purchase	Primary	10/XX/2019	CA	$603,750.00	Loan Review Complete	12/17/2019	Credit	Miscellaneous	Credit	cleared	01/08/2020	1	Credit Exception:
The Loan Approval requires a WVOE reflecting the continuance of the borrower's overtime income. The loan file contains a WVOE however it does not indicate whether the borrower's overtime will continue. Continuance of overtime required to support the additional income for calculation.
																							No
Buyer Comment (2020-01-07): Income document meets guidelines.  Borrower has been employed since 1995 with overtime being received for over 2 years.

Reviewer Comment (2020-01-08): WVOE reflects overtime received over last 2 years which validates continuance of overtime.

XXX	1009862	PFN19092821	15475046	6572	XXX	Purchase	Primary	10/XX/2019	CA	$603,750.00	Loan Review Complete	12/17/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	Provide evidence the borrower received a copy of the appraisals on or before 10/01/2019.		No
XXX	1009862	PFN19092821	15475047	6543	XXX	Purchase	Primary	10/XX/2019	CA	$603,750.00	Loan Review Complete	12/17/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Insufficient or no cure was provided to the borrower. (0)

The recording fee increased from $150 to $200 on the Final CD. The COC dated 10/3/2019 in file does not give a reason for the increase therefore is invalid. Please provide a Letter of Explanation, Proof of Delivery, Copy of Refund Check ($35), and Corrected CD.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/03/2020
Buyer Comment (2020-01-17): 01/17/2020 BB - Recording Fee was reduced to $97.00 on PC CD dated 10/24/2019 and supported by Recording Fee charged to Buyer on Master Final Settlement Statement in file.

Reviewer Comment (2020-01-22): AMC reviewed final settlement statement indicating the recording fees charged are within threshold. Exception Cleared.

XXX	1009983	200010131505	15485330	7115	XXX	Purchase	Primary	10/XX/2019	CA	$2,115,000.00	Loan Review Complete	12/18/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The IEAD shows $8244.26 initial escrow account payment, the final CD shows $8011.92, the post close CD shows $8,244.26.		Yes
XXX	1009983	200010131505	15485348	6583	XXX	Purchase	Primary	10/XX/2019	CA	$2,115,000.00	Loan Review Complete	12/18/2019	Compliance	Federal Compliance	Compliance	cured	12/18/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $350.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																					The final CD shows a lender credit of $500 that covers the tolerance violation.		Yes	Final CD evidences Cure	10/21/2020
XXX	1009983	200010131505	15485447	6583	XXX	Purchase	Primary	10/XX/2019	CA	$2,115,000.00	Loan Review Complete	12/18/2019	Compliance	Federal Compliance	Compliance	cured	12/18/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
																					An Exterior Appraisal fee was added on the 10/2/19 CD and the CIC does not address the fee addition, the lender credit does not cover this increase.		Yes	Final CD evidences Cure	10/21/2020
XXX	1009983	200010131505	15495603	3831	XXX	Purchase	Primary	10/XX/2019	CA	$2,115,000.00	Loan Review Complete	12/19/2019	Credit	Miscellaneous	Credit	waived	12/19/2019	2	Credit Exception:		The appraisal indicates the subject is zoned: "AR-1-2 / Agricultural, Residential with 1 acre minimum".	740 representative FICO score > 680 Borrower has employment stability for 20 years in the same position. $740k in reserves $24k in monthly residual income	No
Reviewer Comment (2019-12-19): Appraiser provided 9 comparable properties (7 closed and 2 listings). 4 comparables are within 1 miles of the subject property. Zoning is to allow for larger site sizes (min 1 acre). Subject property is not rural in nature or use.

XXX	1009998	200010131554	15471714	7115	XXX	Purchase	Primary	10/XX/2019	CA	$2,277,000.00	Loan Review Complete	12/17/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Yes
XXX	1010012	2100190932876	15468884	5791	XXX	Purchase	Primary	10/XX/2019	CA	$840,000.00	Loan Review Complete	12/17/2019	Compliance	Federal Compliance	Compliance	open		2	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA was dated from closing 10/03/2019 not origination.		No
XXX	1008518	300010126786	15479461	6544	XXX	Purchase	Primary	8/XX/2019	AZ	$679,698.00	Loan Review Complete	12/18/2019	Compliance	Federal Compliance	Compliance	open		2	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,235.50 exceeds tolerance of $2,996.00 plus 10% or $3,295.60.  Sufficient or excess cure was provided to the borrower. (0)
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	08/01/2020
XXX	1008518	300010126786	15479871	5404	XXX	Purchase	Primary	8/XX/2019	AZ	$679,698.00	Loan Review Complete	12/18/2019	Income / Employment	Income Documentation	Credit	cleared	01/09/2020	1	Income Docs Missing:	Borrower: XXX 1065 (2018), K-1 (2018)
Filed contained a CPA letter concerning XXX reflecting single entity wholly owned by XXX, LLC; however, CPA did not address XXX. LLC. This entity contains a separate EIN as well under # XXX and file contains balance sheet and profit and loss indicating self employed ownership. There is no 1065 or CPA explanation for omission of ownership documentation for this entity. Please provide detailed CPA letter /1065 and K-1'.
																							No
Buyer Comment (2020-01-08): The CPA letter states it is a single member entity so there is no 1065 or K1 as the single member entity reports through the borrowers 1040 Sch B.

Reviewer Comment (2020-01-09):XXX is single member entity and as such no 1065 or K-1 is required as income is reported through borrower's 104 schedule B.

XXX	1008667	200010127584	15488517	4702	XXX	Purchase	Primary	9/XX/2019	CA	$997,000.00	Loan Review Complete	12/18/2019	Asset	Asset Documentation	Credit	cleared	01/06/2020	1	Guideline Issue: Insufficient asset documentation.		Provide most recent two (2) months bank statements from XXX account ending in #1174		No
Buyer Comment (2020-01-03): XXX account #XXX not utilized for assets to close or reserves.

Reviewer Comment (2020-01-06): Funds from acct #XXX not used for close or reserves. Verified funds are sufficient for close and reserves.

XXX	1008667	200010127584	15489251	25158	XXX	Purchase	Primary	9/XX/2019	CA	$997,000.00	Loan Review Complete	12/18/2019	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			No
XXX	1008794	Nac1810020461	15489510	4702	XXX	Purchase	Investment	10/XX/2019	NY	$100,300.00	Loan Review Complete	12/18/2019	Asset	Asset Documentation	Credit	cleared	01/07/2020	1	Guideline Issue: Insufficient asset documentation.	Financial Institution: XXX / End Date: 09/XX/2019 // Account Type: Stocks/Bonds / Account Number: XXX	VOD provided only shows the current balance. No past history provided.		No
Buyer Comment (2020-01-06): The XXX investment account history was provided in the file.  See PreFund / Assets / Investment Account Statement_XXX_XXX_220190710_pdf.

Reviewer Comment (2020-01-07): Statement provided in file reflects 3 months period. Transaction history shows updated balance used for assets calculations.

XXX	1009014	4660417110	15489950	26699	XXX	Purchase	Investment	9/XX/2019	CA	$1,200,000.00	Loan Review Complete	12/18/2019	Guideline	Guideline Issue	Credit	waived	12/19/2019	2	A non-arm's length purchase transaction is allowed on a primary residence only.	Occupancy: Investment	The Subject loan was a Non-Arm's length transaction as it was a market transaction. Lender approval within the loan file accepting the Market transaction with Compensating Factors.	Borrowers middle FICO score is 766 and a 680 is required. The Borrower has over 39 months of reserves and the loan file requires 15 months total for subject and 2 financed REO.	No			Reviewer Comment (2019-12-19): Client elects to waive with comp factors.
XXX	1009043	LW1907003331	15493830	6331	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$540,600.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	cleared	01/17/2020	1	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-267.00. (9300)
																					Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-267.00.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	09/24/2020	Buyer Comment (2020-01-15): Please see COC attached. Reviewer Comment (2020-01-17): COC -- loan was re-priced due to appraisal value came in low
XXX	1009043	LW1907003331	15493944	25454	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	CA	$540,600.00	Loan Review Complete	12/19/2019	Appraisal Reconciliation	Value Discrepancy	Property	cleared	01/09/2020	1	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file contains a collateral underwriter but not the desk review. Please provide a CDA.		No			Reviewer Comment (2020-01-09): UCDP reflects CU score of 2.3 acceptable as score is under 2.5.
XXX	1009062	470045444	15501424	6572	XXX	Purchase	Investment	10/XX/2019	NY	$1,606,500.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.		No
XXX	1009062	470045444	15501425	6572	XXX	Purchase	Investment	10/XX/2019	NY	$1,606,500.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/XX/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.		No
XXX	1009062	470045444	15501426	6572	XXX	Purchase	Investment	10/XX/2019	NY	$1,606,500.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/XX/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.		No
XXX	1009062	470045444	15501467	4245	XXX	Purchase	Investment	10/XX/2019	NY	$1,606,500.00	Loan Review Complete	12/19/2019	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	waived	12/20/2019	2	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.20225% exceeds Guideline loan to value percentage of 70.00000%.
The LTV exceeds 70% due to more than 10 financed Properties.
Lender Exception: A third appraisal was received due to a rent schedule being provided and the prior two appraisers not willing to provide. Third appraisal had a reduced value which took LTV > 70%. Borrower has experience managing rental properties. Allowing higher LTV with greater than 10 financed properties.  Compensating factors are included.
																						740 representative FICO score > 680 guideline minimum - 60 points above guideline minimum Required Residual Income is $1,500.00 and the Borrower has $74,003.21.	No			Reviewer Comment (2019-12-20): Client elects to waive with comp factors.
XXX	1009062	470045444	15501468	4246	XXX	Purchase	Investment	10/XX/2019	NY	$1,606,500.00	Loan Review Complete	12/19/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	waived	12/20/2019	2	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 72.20225% exceeds Guideline combined loan to value percentage of 70.00000%.
The LTV exceeds 70% due to more than 10 financed Properties.
Lender Exception: A third appraisal was received due to a rent schedule being provided and the prior two appraisers not willing to provide. Third appraisal had a reduced value which took LTV > 70%. Borrower has experience managing rental properties. Allowing higher LTV with greater than 10 financed properties.  Compensating factors are included.
																						740 representative FICO score > 680 guideline minimum - 60 points above guideline minimum Required Residual Income is $1,500.00 and the Borrower has $74,003.21.	No			Reviewer Comment (2019-12-20): Client elects to waive with comp factors.
XXX	1009068	9400309426	15503742	6572	XXX	Purchase	Investment	10/XX/2019	MA	$399,500.00	Loan Review Complete	12/19/2019	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	Unable to determine when the borrowers received a copy of the appraisal.		No
XXX	1009068	9400309426	15506989	6276	XXX	Purchase	Investment	10/XX/2019	MA	$399,500.00	Loan Review Complete	12/20/2019	Asset	Asset Documentation	Credit	waived	12/20/2019	2	Aged document: Asset Account date is more than 90 days prior to the note.
The bank statements expire on 9/29/2019.

Lender Exception: Allow extension of credit documentation expiration date to 120 days. Loan is schedule to close within 10 days of expiration date. Compensating Factors included.
																						Borrower has job stability for 10 years as a nurse. Guideline variance approved by lender at time of origination FICO Score of 801	No
Reviewer Comment (2019-12-20): The bank statements expire on 9/29/2019.

Lender Exception: Allow extension of credit documentation expiration date to 120 days. Loan is schedule to close within 10 days of expiration date. Compensating Factors included.

XXX	1009563	4140500008	15558887	7455	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX LLC/S-Corp)	The exception is present based on not having a personal return for 2018 to correlate to the business return for 2018. The 2018 4868 extension is present.		No
Buyer Comment (2020-01-17): Meets guidelines with extension for 2018.  Used most recent 2 years of 2016 and 2017.

Reviewer Comment (2020-01-21): File contains 2 years personal returns and two years business returns, just not the same two years.

XXX	1009563	4140500008	15558888	7456	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/07/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)

Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
																							No
XXX	1009563	4140500008	15558890	6643	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	State Compliance	Compliance	cleared	01/28/2020	1	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.			No			Buyer Comment (2020-01-27): Recorded mortgage with exemption uploaded. Reviewer Comment (2020-01-28): TD recorded mortgage provided with required document attached.
XXX	1009563	4140500008	15558891	26033	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2019)	Consent for E sign was given on 8/13 which is more than 3 days from loan application of 8/7. Provide proof Loan Estimate was mailed within 3 days of application or an E sign agreement dated 8/12/2019.		No		10/10/2020
Buyer Comment (2020-01-17): LE was sent within 3 days of the application on 8/12 (weekend).  e-consent and LE were sent to borrower on 8/12.  Timing is acceptable.  (see Disclosure Tracking summary_001_cond_106029  in the compliance conditions section)

Reviewer Comment (2020-01-22): No proof located in the loan file that the initial LE was received by the borrower within three days of the initial application date on 8/7.  Based on current loan file data, the exception must remain.  Proof of earlier receipt required to clear.

XXX	1009563	4140500008	15558945	20305	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/07/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)
																					Exception is an ATR informative EV2 (non-material) exception and is set because there is no personal return for 2018 to correlate to the business return for 2018.		No
XXX	1009563	4140500008	15558946	3867	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	The exception is present based on not having a personal return for 2018 to correlate to the business return for 2018. The 2018 4868 extension is present.		Yes	Lender to provide updated ATR/QM status		Buyer Comment (2020-01-17): Meets guidelines with extension for 2018. Used most recent 2 years of 2016 and 2017. Reviewer Comment (2020-01-21): HPQM Loan
XXX	1009563	4140500008	15558947	17649	XXX	Purchase	Primary	10/XX/2019	IL	$678,300.00	Loan Review Complete	12/26/2019	Compliance	Federal Compliance	Compliance	cured	12/26/2019	1	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/XX/2019)	x		Yes	Letter of Explanation & Corrected Closing Disclosure	10/10/2020	Reviewer Comment (2019-12-26): PCCD dated 10/25/19 , Borrower PCCD and Seller CD closing fees matched.
XXX	1009631	SDL1908x368700	15668752	20305	XXX	Purchase	Primary	9/XX/2019	AZ	$565,240.00	Loan Review Complete	01/02/2020	Compliance	Federal Compliance	Compliance	open		2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/06/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX LLC/Schedule K-1 less than 25 Percent)

Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
																							No
XXX	1008654	103371430	15642333	6583	XXX	Refinance Rate/Term	Primary	8/XX/2019	MO	$312,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cured	12/30/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $442.00 exceeds tolerance of $425.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					Final CD reflects sufficient cure of $42 provided to borrower.		Yes	Final CD evidences Cure	07/31/2020
XXX	1008654	103371430	15652989	6583	XXX	Refinance Rate/Term	Primary	8/XX/2019	MO	$312,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cured	12/30/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Other.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75225)
																					$25 Title - Other fee added on initial CD.		Yes	Final CD evidences Cure	07/31/2020
XXX	1008654	103371430	15653098	25677	XXX	Refinance Rate/Term	Primary	8/XX/2019	MO	$312,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			No
XXX	1009334	192610815	15650364	26033	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	NV	$603,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019)			No		10/31/2020
Buyer Comment (2020-01-17): Esign completion certificate and LE are both dated 7/1.  Borrower e-signed both on 8/3 which is acceptable.

Reviewer Comment (2020-01-22): Please provide E-Sign Cert dated within 3 business days of the application date.,  Unable to locate in the loan file

Buyer Comment (2020-01-22): Esign Certificate indicates LE was sent on 7/1/2019 has been uploaded.

Reviewer Comment (2020-01-24): Received e-consent dated 7/1/19.

XXX	1009334	192610815	15650670	3867	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	NV	$603,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cleared	01/27/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	All fees and figures per final CD and match.		Yes	Lender to provide updated ATR/QM status
Buyer Comment (2020-01-22): Esign Certificate indicates LE was sent on 7/1/2019 has been uploaded.

Reviewer Comment (2020-01-24): We are in receipt of e-consent reflecting date of 7/1/19 however Originator Loan designation of Safe Harbor QM does not match due diligence of HPQM

Buyer Comment (2020-01-24): Please change to HPQM designation.

Reviewer Comment (2020-01-27): File redesignated.

XXX	1009334	192610815	16041236	6642	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	NV	$603,000.00	Loan Review Complete	01/27/2020	Compliance	Federal Compliance	Compliance	waived	01/27/2020	2	Check Restated Loan Designation Match - QM / ATR
Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
																					File Redesignated.		No	Lender to provide updated ATR/QM status		Reviewer Comment (2020-01-27): Client acknowledges finding.
XXX	1009377	LR1908002589	15652648	4433	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	IL	$1,035,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cured	01/22/2020	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019)	Final Closing Disclosure provided on 10/18/2019 did not disclose whether Lender does not offer an escrow account or if borrower declined an escrow account		Yes	Letter of Explanation & Corrected Closing Disclosure	10/17/2020
Buyer Comment (2020-01-17): PCCD in file (Compliance conditions section) dated 11/05/2019 has been properly corrected to show borrower declined.  POD is in file as well.

Buyer Comment (2020-01-18): Issue is both outside of scope TRID Grid 3.0 and documents already received that address the issue.

Reviewer Comment (2020-01-22): AMC received a corrected CD and LOE. Exception Cured.

XXX	1009377	LR1908002589	15652650	6542	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	IL	$1,035,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,252.35 exceeds tolerance of $1,234.20.  Insufficient or no cure was provided to the borrower. (7200)
																					The Closing Disclosure Dated 10/11 has a closing date listed as 10/10. Provide an attestation listing what the correct closing date should be listed as on this CD and a corrected CD		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/17/2020
Buyer Comment (2020-01-17): 1/17/2020 BC Closing Disclosure dated 10/18/2019 is in the file. Date is correct, Note is dated 10/18/2019.

Reviewer Comment (2020-01-22): AMC reviewed exception. Upon further review exception may be cleared.

XXX	1009518	1907018157	15743921	3831	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/08/2020	Credit	Miscellaneous	Credit	open		2	Credit Exception:
Allow a Rural Residential Property (however, the appraisal does reflect Suburban).

Lender Exception: Property is located within 15 miles of Seattle, Small acreage lot with no outbuildings. Comps are within a mile of the subject property in a subdivision of homes with similar amenities.  Compensating factors are included.

15.582%% DTI on this Full documentation loan < 43% guideline max - 27.42% below program guideline maximum

Reserve amount is $225,258.45 and only $38,693.61 is needed.

770 representative FICO score >680 guideline minimum - 90 points above guideline minimum
																							No
Reviewer Comment (2020-01-09): Lender approved exception allowing a Rural Residential Property (however, the appraisal does reflect Suburban). Property is located within 15 miles of XXX, Small acreage lot with no outbuildings. Comps are within a mile of the subject property in a subdivision of homes with similar amenities.  Compensating factors are included.

XXX	1009518	1907018157	15744056	3831	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/08/2020	Credit	Miscellaneous	Credit	open		2	Credit Exception:		Missing recent 2 months of housing history. Lender Exception: Borrower has substantial other housing history covering a 14 year time-frame. All paid as agreed. Compensating factors are included.
15.582%% DTI on this Full documentation loan < 43% guideline max - 27.42% below program guideline maximum

Reserve amount is $225,258.45 and only $38,693.61 is needed.

770 representative FICO score >680 guideline minimum - 90 points above guideline minimum
																							No
Reviewer Comment (2020-01-09): Lender approved exception for missing recent 2 months of housing history. Borrower has substantial other housing history covering a 14 year time-frame.  All paid as agreed.  Compensating factors are included.

XXX	1009518	1907018157	15744714	25367	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cleared	01/27/2020	1	Disparity in Occupancy - High Cost
The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)

The Initial signed 1003 reflects the declaration question I as a Primary.  However, there are additional 1003s that are not signed within the loan file that reflect the same question and answered as no intent to occupy as primary.
																							No
Buyer Comment (2020-01-17): Loan was underwritten and closed as a refinance of an investment property.  Final signed 1003 indicates will not occupy.  Attached for your review is the Final signed 1003.

Reviewer Comment (2020-01-21): Please provide a written lender attestation that occupancy was marked in error.

Buyer Comment (2020-01-24): There is a signed LOE in the file that indicates the borrower is living with his daughter.

Reviewer Comment (2020-01-27): Client attests that initial 1003 and Appraisal reading Owner Occupied are clerical errors.  Final 1003 marked as Not intending to occupy and appraisal states property is rented.

XXX	1009518	1907018157	15744796	890	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/08/2020	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	cleared	01/27/2020	1	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report Date: 08/27/2019	The Appraisal reflects the Owner as Occupant. However, the Borrower is in the middle of moving out of the residence.		No
Buyer Comment (2020-01-17): The appraisal for the subject property was updated to include Single Family Rental Comps and the 216 Operating Income statement indicating tenant occupied and current monthly rent.  Attached for your review is the appraisal for the subject property.

Reviewer Comment (2020-01-21): Due to the appraisal reflecting the subject as being owner occupied please provide documentation confirming that the borrower had indeed vacated and the property was no longer being used as a primary residence at the time of close i.e utility bill from primary.

Buyer Comment (2020-01-24): the 1007 in the appraisal indicated that the property is currently rented. There is also an LOX in the file that the borrower moved out and was living with his daughter at the time of the refinance. The box on the appraisal that it the property was owner occupied what in error. The final 1003 signed and dated 9/30/2019 also indicates that the borrower does not intend to occupy the property. The combination of these documents should be sufficient to clear the exception.

Reviewer Comment (2020-01-27): Client attests that initial 1003 and Appraisal reading Owner Occupied are clerical errors.  Final 1003 marked as Not intending to occupy and appraisal states property is rented.

XXX	1009518	1907018157	15744927	6459	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/08/2020	Credit	Credit Eligibility	Credit	cleared	01/24/2020	1	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	There are Red Flags listed on the Drive report that have not been cleared and or time stamped as cleared. Drive report reflects ID verify and app verify as Auto Refer.		No
Buyer Comment (2020-01-22): The Drive Report is an internal QC tool.  The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.

Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW.

Reviewer Comment (2020-01-24): Client attests that they will address this internally.

XXX	1009518	1907018157	16097874	25368	XXX	Refinance Rate/Term	Investment	9/XX/2019	WA	$458,000.00	Loan Review Complete	01/30/2020	Compliance	Federal Compliance	Compliance	open		2	Disparity in Occupancy - Not High Cost
The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
																							No
XXX	1009553	830609	15748442	6542	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$735,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Final CD does not reflect a cure for the addition of the $225.00 Transfer Tax. Provide VCC or cure with corrected CD to the borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/15/2020
Buyer Comment (2020-01-17): 1/XX/2019), when combined with the standard recording fee of 150.00 is still under the 520.00 initially disclosed on the LE dated 8/14/2019.

Reviewer Comment (2020-01-22): Corrected CD and LOE to borrower to cure.  SB2 fee is a recording fee and needs to be disclosed on Line 1 in Section E on page 2 of the CD which is for Recording Fees.  Cure check not required as  Recording Fees were disclosed on LE at $520

Reviewer Comment (2020-01-22): exception cleared changed fee to correct name which was recording for SB2

XXX	1009614	103432427	15651596	1268	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,000,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	open		2	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Disclosure was not signed by the Borrower.		No
XXX	1009614	103432427	15651597	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,000,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cured	12/30/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $667.00 exceeds tolerance of $650.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																					The Lender credited the Borrower on the Closing Disclosure for the Exceeded Tolerance of legal limits.		Yes	Final CD evidences Cure	10/17/2020
XXX	1009614	103432427	15651651	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,000,000.00	Loan Review Complete	12/30/2019	Compliance	Federal Compliance	Compliance	cured	12/30/2019	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $57.50 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7568)
																					The Lender credited the Borrower at closing for the exceeded tolerance fail.		Yes	Final CD evidences Cure	10/17/2020
XXX	1009832	76055	15656817	6542	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$653,600.00	Loan Review Complete	12/31/2019	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,065.40 exceeds tolerance of $4,085.00.  Insufficient or no cure was provided to the borrower. (7200)
																					Discount fee increased to $5065.40 from $4085. COC in file is dated 10/16/19 which is date of consummation however does not match date of closing per page 1 of CD.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/15/2020
XXX	1009832	76055	15656818	6542	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$653,600.00	Loan Review Complete	12/31/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $595.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73196)
																					Underwriting fee increased to $595 without valid COC.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/15/2020	Buyer Comment (2020-01-17): 01/16/2020 BC The Underwriting Fee of 595.00 was disclosed on the initial LE dated 8/13/2019. Reviewer Comment (2020-01-22): confirmed fee was disclosed on the LE
XXX	1009857	73419299301	15758706	25838	XXX	Purchase	Investment	10/XX/2019	CA	$855,000.00	Loan Review Complete	01/09/2020	Income / Employment	Income Documentation	Credit	cleared	01/21/2020	1	REO Documents are missing.	Address: XXX Lease Agreement	Please provide lease or rental documentation for XXX. Final 1003 has a rent of $4,950, however, we need documentation to support this.		No
Buyer Comment (2020-01-17): The full payment for XXX was included in the DTI calculation.  Lease is not required.  Attached for your review is the final 1003 and 1008 showing the mortgage payment for this property was not excluded.

Reviewer Comment (2020-01-21): Lease not required as full payment counted against DTI adjusted calculated DTI still within program guidelines.

XXX	1009883	1908EM283507	15656861	6239	XXX	Purchase	Primary	10/XX/2019	AZ	$660,250.00	Loan Review Complete	12/31/2019	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	cleared	01/09/2020	1	Payment Shock exceeds credit guidelines.	Payment Shock: 164.82465%	164% payment shock exceeds guidelines of 150%.		No
Buyer Comment (2020-01-08): There is no hard guideline for payment shock and if there are compensating factors, a payment shock over 150% is ok.  The borrower is not a first-time homebuyer, with a low DTI, $114K in reserves, $14K residual income. No exception is needed.

Reviewer Comment (2020-01-09): Guidelines do not stipulate a hard payment shock.  States payment shock of 150% may need additional review if compensating factor are not present. File reflect low DTI, $114K in reserves, and $14K in residual income.

XXX	1010142	LW1909002297	15660833	6542	XXX	Purchase	Primary	10/XX/2019	FL	$871,250.00	Loan Review Complete	12/31/2019	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $650.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77166)

Final disclosure reflects a total expense for the Title - Attorney Fee of $650.00, not previously disclosed and paid to a different service provider, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.  Provide a post-closing CD showing the correction with a cure to the borrower.  And a copy of the letter of explanation to the borrower disclosing the changes made.
																							Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/28/2020
Buyer Comment (2020-01-17): 1/16/2020 BC The attorney's fees in section C are borrower's provider, they are not on the service provider's list and not subject to tolerance.

Reviewer Comment (2020-01-22): Confirmed borrower shopped for fees

XXX	1010142	LW1909002297	15660914	25454	XXX	Purchase	Primary	10/XX/2019	FL	$871,250.00	Loan Review Complete	12/31/2019	Appraisal Reconciliation	Value Discrepancy	Property	cleared	01/21/2020	1	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan file is missing the CDA report		No
Buyer Comment (2020-01-17): Loan was originated under the Streamline 1st lien program.  A CDA is not required with a CU score of 2.5 or less.  This loan has a CU score of 1.3.  Please refer to the 8/1/2019 Galton guidelines, page 113.  Attached for your review is the UCDP Submission Summary indicating a CU score of 1.3.

Reviewer Comment (2020-01-21): Upon further review loan approved under SL1 program.  Per SL1 program guidelines CDA not required when CU score is 2.5 or less per UCDP in file CU score is 1.3.

XXX	1010142	LW1909002297	15660930	22790	XXX	Purchase	Primary	10/XX/2019	FL	$871,250.00	Loan Review Complete	12/31/2019	Credit	Miscellaneous	Credit	waived	01/02/2020	2	A copy of Asset Verification Report is not on file.
Missing documentation to validate 2017 taxes of $6268 have been paid. However, the lender allowed an exception.   IRS policy indicates that all or part of the current year refund will be adjusted to pay for any prior taxes owed. Assumption 2017 tax bill paid as borrower received 2018 refund. Borrower also has sufficient assets to payoff tax bill from reserves and still qualify.
																						770 representative FICO score > 680 guideline minimum DTI 40.61% (max DTI 45%), Borro $14k+ in monthly residual income	No			Reviewer Comment (2020-01-02): Client elects to waive with comp factors.
XXX	1009613	103403177	15700459	26266	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$150,000.00	Loan Review Complete	01/04/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,440.52 on Final Closing Disclosure provided on 10/XX/2019)
The Final CD reflects $6,440.52 in Estimated Property Costs over Year 1. Calculated amount is $4,476.36 based on verified insurance of $86.50 a month and verified taxes of $286.53 a month. Please provide a Letter of Explanation & Corrected Closing Disclosure.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	10/22/2020
Buyer Comment (2020-01-17): HOA dues are $156.95 mo per HOA  (see whispering Ridge Community Association document in compliance conditions section)
Taxes are $293.26 per   (SeeTax Record Sheet in compliance conditions section)
Insurance is $86.50 (see Hazard Insurance Binder in compliance conditions section)

$6440.52 is correct.

Buyer Comment (2020-01-18): TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Reviewer Comment (2020-01-22): Confirmed Taxes from Tax Cert and HOA from HOA Doc

XXX	1009613	103403177	15700460	2642	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$150,000.00	Loan Review Complete	01/04/2020	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2019, prior to three (3) business days from transaction date of 10/XX/2019.
The 10/22/19 CD was not signed and therefore has a receipt date of 10/25/2019 which is considered the Final CD for testing. The eligible disbursement date is 10/30/2019. Please provide a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
																							Yes	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	10/22/2022
Buyer Comment (2020-01-17): 1/16/2020 BC The Closing date is 10/23/2019. The final CD does not need to be signed.The dates on the rescission and CD dated 10/22/2019 are accurate.

Reviewer Comment (2020-01-21): Although the 10/21/2019 CD is signed 10/23/2019 by the borrower there is a 10/22/2019 CD that is unsigned with a presumed received on date of 10/25/2019 (transaction date). The 10/22/2019 CD is the Final CD used for testing. The legible disbursement date based on the 10/22/2019 CD would be 10/30/2019.

Buyer Comment (2020-01-22): See Disclosure Tracking, CD was sent to borrower on 10/22/2019 and seen by borrower.

Reviewer Comment (2020-01-24): Received loan tracking summary reflecting e-consent date of 7/23/19 and reflecting CD dated 10/22/19 e-signed 10/22/19.

XXX	1009613	103403177	15700461	2647	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	AZ	$150,000.00	Loan Review Complete	01/04/2020	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
The 10/22/19 CD was not signed and therefore has a receipt date of 10/25/2019 which is considered the Final CD for testing. The expected expiration date is 10/29/2019. Please provide a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
																							Yes	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	10/22/2022
Buyer Comment (2020-01-17): 1/16/2020 BC The Closing date is 10/XX/2019. The final CD does not need to be signed.The dates on the rescission and cd dated 10/22/2019 are accurate.

Reviewer Comment (2020-01-21): Although the 10/21/2019 CD is signed 10/23/2019 by the borrower there is a 10/22/2019 CD that is unsigned with a presumed received on date of 10/XX/2019 (transaction date). The 10/22/2019 CD is the Final CD used for testing. The expected expiration is 10/2/2019 whereas the ROR has an expiration of 10/26/2019.

Reviewer Comment (2020-01-21): As the CD dated 10/22/19 was not signed by borrower presumed received date is utilized 3 days after date of document resulting in presumed receipt date of 10/25/19 which is therefore becomes transaction date for testing purposes.  Please provide signed copy of CD dated 10/22/19.

Buyer Comment (2020-01-22): See Disclosure Tracking, CD was sent to borrower on 10/22/2019 and seen by borrower.

Reviewer Comment (2020-01-24): Received loan tracking summary reflecting e-consent date of 7/23/19 and reflecting CD dated 10/22/19 e-signed 10/22/19.

XXX	1009497	200010129283	15685952	6331	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$884,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-344.76  is less than amount of binding Lender Credit previously disclosed in the amount of $-10,003.00. (9300)
																					All figures verifed with documents provided. All valid change of circumstances provided for rate locks and rate lock extensions deminishing the amount of the lender credit.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/30/2020	Buyer Comment (2020-01-18): all documents are in the file provided Reviewer Comment (2020-01-22): Upon further review, the exception is cleared.
XXX	1009798	1908019151	15725337	25838	XXX	Purchase	Investment	10/XX/2019	CA	$603,500.00	Loan Review Complete	01/07/2020	Income / Employment	Income Documentation	Credit	cleared	01/21/2020	1	REO Documents are missing.	Address: XXX Lease Agreement	The 1007/Lease Agreement was not provided for this REO however rental income was used to qualify. Please provide lease agreement and/or 1007.		No
Buyer Comment (2020-01-17): This loan is an Expanded A+ - Base program. Per Galton Funding Base Program guidelines: If the appraisal, including Form 1007 or Form 1025, or current leases are being used for rental income:
· Rental income is calculated by multiplying the gross monthly rent(s) by 75%. This is referred to as “Monthly Market Rent” on Form 1007 or Form 1025. If leases are provided, the lower of the market rents or leases will be used for qualifying. For rental income calculation, refer to the Fannie Mae Seller Guiide.
Per Fannie:  If the borrower does not have a history of renting the property (purchase) Form 1007 or Form 1025, as applicable, and copies of the current lease agreements(s).  If the property is not currently rented, lease agreements are not required and From 1007 or Form 1025 may be used.  In this case, the appraisal shows the property is not currently rented. (See Operating Income Statement where appraiser validates the property is not currently rented.) Form 1007 is used for rental income qualifications.

Reviewer Comment (2020-01-21): Received Operating Income Statement.

XXX	1009798	1908019151	15733076	3831	XXX	Purchase	Investment	10/XX/2019	CA	$603,500.00	Loan Review Complete	01/08/2020	Credit	Miscellaneous	Credit	waived	01/08/2020	2	Credit Exception:		Guidelines require a 24 month primary housing history. The borrower lived rent free with his parents from 9/10/2018 - 12/1/2018. Lender exception in the file for the missing 24 months.	FICO 775 (min FICO 640) $201k+ in reserves $6900 in monthly residual	No			Reviewer Comment (2020-01-08): Lender exception was provided with comp factors
XXX	1009797	1909019245	15708512	26045	XXX	Purchase	Investment	10/XX/2019	CA	$549,950.00	Loan Review Complete	01/06/2020	Credit	Credit Documentation	Credit	waived	01/06/2020	2	Insufficient Verification of Rental History.
Guidelines require a 24 month primary housing history. The borrower lived rent free with his parents from 9/10/2018 - 12/1/2018.

Lender Exception:   Borrower has prior mortgage history dating back to 12/2016 before gap in housing history for 3 months. All payments made on-time and current housing history paid as agreed.   Compensating Factors are included.

771 representative FICO score > 680 guideline minimum - 91 points above guideline minimum

The Borrower needs $70,268.73 for required reserves (9 months on Subject Property and 3 months each additional REO) the Borrower has $341,884.73

$8,830.29 in residual income > $1,500 minimum.
																							No			Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors.
XXX	1009797	1909019245	15708781	6459	XXX	Purchase	Investment	10/XX/2019	CA	$549,950.00	Loan Review Complete	01/06/2020	Credit	Credit Eligibility	Credit	cleared	01/24/2020	1	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	The Drive Report in the loan file does not have any evidence of issues being cleared. (The report typically has issues marked as "Cleared" which also includes a time stamp of these cleared issues.)		No
Buyer Comment (2020-01-22): The Drive Report is an internal QC tool.  The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.

Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW.

Reviewer Comment (2020-01-24): Client attests that they will address this internally.

XXX	1009546	000936702	15685386	6583	XXX	Purchase	Primary	9/XX/2019	UT	$625,984.00	Loan Review Complete	01/02/2020	Compliance	Federal Compliance	Compliance	cured	01/02/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
																					The Lender credited the Borrower $150.00 on the Closing Disclosure for the exceed legal limit amount regarding the Appraisal review.		Yes	Final CD evidences Cure	09/26/2020
XXX	1009887	40471908644770	15711505	6276	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,200,500.00	Loan Review Complete	01/06/2020	Asset	Asset Documentation	Credit	waived	01/06/2020	2	Aged document: Asset Account date is more than 90 days prior to the note.		The Bank statement expired 10/29/2019. Lender Exception: Loan closed 10/30/2019. Statement is > 90 days but less than 120 days at time of closing. Compensating Factors are included.
755 representative FICO score > 680 guideline minimum - 75 points above guideline minimum

Borrower has Self-employment stability for 10 years as a Dentist.

$41,640.06 in residual income > $1,500 guideline minimum.

$528k+ in reserves
																							No			Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors
XXX	1009887	40471908644770	15711879	23923	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,200,500.00	Loan Review Complete	01/06/2020	Insurance	Insurance Analysis	Credit	open		2	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The Hazard Insurance does not contain evidence of the Mortgagee Clause.		No
XXX	1009887	40471908644770	15711987	6459	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,200,500.00	Loan Review Complete	01/06/2020	Credit	Credit Eligibility	Credit	cleared	01/24/2020	1	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	The Drive Report in the loan file is Auto Refer with a Drive Score of 0 and does contain red flagged issues. However, none of the issues listed have been cleared with an explanation and time stamp.		No
Buyer Comment (2020-01-22): The Drive Report is an internal QC tool.  The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.

Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW.

Reviewer Comment (2020-01-24): Client attests that they will address this internally.

XXX	1009887	40471908644770	15713739	3831	XXX	Refinance Cash-out - Other	Investment	10/XX/2019	CA	$1,200,500.00	Loan Review Complete	01/06/2020	Credit	Miscellaneous	Credit	waived	01/06/2020	2	Credit Exception:		Bank statement expired 10/29/2019
755 representative FICO score > 680 guideline minimum - 75 points above guideline minimum

Borrower has Self-employment stability for 10 years as a Dentist.

$41,640.06 in residual income > $1,500 guideline minimum.

$528k+ in reserves
																							No			Reviewer Comment (2020-01-06): Client Elects to Waive based on compensating factors
XXX	1008818	30241907614138	15668828	6572	XXX	Purchase	Investment	9/XX/2019	IL	$970,000.00	Loan Review Complete	01/02/2020	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	File does not contain acknowledgement of borrower receiving appraisals 3 days prior to closing nor does it contain evidence of when each valuation model was received by borrower.		No
XXX	1009780	192690414	15706867	25158	XXX	Purchase	Primary	11/XX/2019	TX	$532,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			No
XXX	1009780	192690414	15706868	24188	XXX	Purchase	Primary	11/XX/2019	TX	$532,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $641.30 on Final Closing Disclosure provided on 11/XX/2019)			Yes	Letter of Explanation & Corrected Closing Disclosure	11/07/2020
Buyer Comment (2020-01-22): 01/18/2020 MAC:  Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Reviewer Comment (2020-01-24): Per additional consideration 32, the amounts the consumer will be required to pay are within scope.

XXX	1009780	192690414	15706869	6545	XXX	Purchase	Primary	11/XX/2019	TX	$532,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $532.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (7335)
																							Yes		11/07/2020
XXX	1009780	192690414	15706881	4376	XXX	Purchase	Primary	11/XX/2019	TX	$532,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019)	The Attorney Review Fee of $150 was not included in the Finance Charge. Please refund fee and provide an updated Post Close CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	11/07/2020
Buyer Comment (2020-01-17): 1/16/200 BC The Attorney Fee of $150.00 was disclosed as a PPFC on the  Initial LE dated 9/19/2019 and also included as a PPFC in CE.

Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Reviewer Comment (2020-01-22): SitusAMC received required documents, exception is cleared.

XXX	1009753	200010131832	15706204	6542	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	CA	$600,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
																					The final disclosure showed an appraisal re-inspection for $175.00 that was not previously disclosured. Please provide a cure for $175.00.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/10/2020
Buyer Comment (2020-01-18): 10/28/2019 COC in file indicating $175.00 Appraisal Fee 1004D added.
1/16/2020 BC Need COC for reinspection fee of $175.00. Per appraisal report, the report was completed subject to the water heaters to be double-strapped - see pages 8 and 53 of the appraisal report .pdf. Also, there is a completed 1004D in file which supported the $175.00 1004D charge. COC, Appraisal, and 1004D to be uploaded for review.

Reviewer Comment (2020-01-22): AMC reviewed exception. The appraisal was completed 10/15 subject to however the fee was not disclosed until 10/28. The fee was not disclosed within 3 business days of changed circumstance.  Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-22): The 10/28/2019  COC provided is prior to the completion/re inspection dated 10/30/2019.

Reviewer Comment (2020-01-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure.  Appraisal was completed 10/15/2019 and lender was aware appraisal was made "Subject To" However, the Re-inspection Fee was not added until the 10/28/2019 CD.  Fee not disclosed within 3 business days of the change occurring.

XXX	1009753	200010131832	15706368	5404	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	CA	$600,000.00	Loan Review Complete	01/06/2020	Income / Employment	Income Documentation	Credit	cleared	01/06/2020	1	Income Docs Missing:	Borrower: XXX CPA Letter	The lender provided an exception. Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX LLC.		No			Reviewer Comment (2020-01-06): Handled in misc Credit exception
XXX	1009753	200010131832	15712933	3831	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	CA	$600,000.00	Loan Review Complete	01/06/2020	Credit	Miscellaneous	Credit	waived	01/06/2020	2	Credit Exception:
Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or
Regulatory Agency for XXX LLC

Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX
LLC.
																						762 representative FICO score > 680 guideline minimum 34.82% LTV < 85% guideline max $5k+ in monthly residual income	No			Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors
XXX	1010105	76604	15764790	3867	XXX	Purchase	Primary	11/XX/2019	NV	$514,250.00	Loan Review Complete	01/10/2020	Compliance	Federal Compliance	Compliance	cleared	01/23/2020	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Loan Submitted as Safe Harbor - However Loan results indicate High Priced Safe Harbor- Please provide re-designation		Yes	Lender to provide updated ATR/QM status		Buyer Comment (2020-01-22): Change designation to Higher Priced QM. Reviewer Comment (2020-01-23): Client changed from Safe Harbor QM to Higher Priced QM.
XXX	1010105	76604	16007843	6642	XXX	Purchase	Primary	11/XX/2019	NV	$514,250.00	Loan Review Complete	01/23/2020	Compliance	Federal Compliance	Compliance	open		2	Check Restated Loan Designation Match - QM / ATR
Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
																					Client changed from Safe Harbor QM to Higher Priced QM.		No	Lender to provide updated ATR/QM status
XXX	1008579	5501885452	15671375	23923	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	UT	$380,950.00	Loan Review Complete	01/02/2020	Insurance	Insurance Analysis	Credit	open		2	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Provide Declarations Page for the hazard insurance reflecting "its' succors and/or assigns" - ISAOA for any future transfer of the mortgage or servicing.		No
XXX	1008579	5501885452	15671651	24188	XXX	Refinance Cash-out - Other	Primary	9/XX/2019	UT	$380,950.00	Loan Review Complete	01/02/2020	Compliance	Federal Compliance	Compliance	open		3	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 09/XX/2019)
The subject property is a PUD with Association Dues of $20/mo.  The Amount of Non-Escrowed Property Costs over Year 1 should be $240.00. Provide a PC CD with the amount corrected on page 4 and the correct information on Estimated Taxes, Insurance and Assessments of page 1, along with evidence the information was sent to the borrower.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	09/05/2020
Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Reviewer Comment (2020-01-22): Letter of Explanation & Corrected Closing Disclosure to cure The amounts that the consumer will be required to pay over the first year after consummation are within the scope of testing, the descriptive name of each charge to be paid from the escrow account or the descriptive name of the charges that the consumer may have to pay for non-escrowed items is not within the scope of testing.

Buyer Comment (2020-01-22): 1/22/2020 BC The Non Escrow property costs are not within the scope of review. They are not paid from the escrow account,

Reviewer Comment (2020-01-24): Per additional consideration 32, the amounts the consumer will be required to pay are within scope.

XXX	1010040	1955282	15738887	25029	XXX	Purchase	Primary	10/XX/2019	VA	$390,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	open		2	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	This loan was approved via Asset Qualifier.		Yes	Lender to provide updated ATR/QM Loan Designation		Reviewer Comment (2020-01-08): Regraded to eV2-B, Asset Qualification loan program
XXX	1010040	1955282	15738889	26331	XXX	Purchase	Primary	10/XX/2019	VA	$390,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	This loan was approved via Asset Qualifier, lacking the DTI or residual income considerations.		No
XXX	1010040	1955282	15738890	25040	XXX	Purchase	Primary	10/XX/2019	VA	$390,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	This loan was approved via Asset Qualifier, lacking the DTI or residual income considerations.		No
XXX	1009445	2019080033	15692345	3831	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Credit	Miscellaneous	Credit	cleared	01/21/2020	1	Credit Exception:
Loan was underwritten at origination using asset depletion to calculate income. Asset Depletion is not an approved program per guidelines. File was reviewed using the asset qualifier program as shown in Galton Funding guidelines.
																							No
Buyer Comment (2020-01-17): The Seller's name for a loan program may differ from the Galton loan program name.  Attached for your review is the Individual Loan Summary (ILS) showing the loan was submitted, registered and locked and qualified as the Asset Qualifier program.

Reviewer Comment (2020-01-21): Upon further review loan was underwritten and closed as asset qualifier loan per individual loan summary report.

XXX	1009445	2019080033	15692606	24188	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,081.00 on Final Closing Disclosure provided on 10/XX/2019)
The Appraisal reflects HOA fee of $144 annually however, the Final CD has non escrowed property costs over 1 year of $3,081. PC CD provided in file reflects $3,211.80. Please provide evidence of higher HOA fees or provide a Corrected CD and Letter of Explanation to the borrower.
																							Yes	Letter of Explanation & Corrected Closing Disclosure	10/22/2020
Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."
An HOA invoice was in file which showed assessment of $144.00. However, the subject loan closed 10/23/2019 yet the invoice provided showed a Statement Date of 08/16/2018 - over one year prior to the subject loan close date. Therefore, the HOA invoice is inconclusive as to whether or not the HOA dues are $144.00/mo. or $144.00/year. The appraisal report states dues are $144.00/year which was also used during EM UW review.

Reviewer Comment (2020-01-22): AMC reviewed exception. The escrow amounts paid over 1 year are still within scope. The invoice does not indicate if the frequency is monthly or yearly however the appraisal indicates yearly. Please provide a corrected CD and LOE to cure.

Buyer Comment (2020-01-22): 1/22/2020 BC These are non escrowed. They are not within the scope of review.

Buyer Comment (2020-01-22): The Loan did not change to an ARM until 10/23/2013. Please see Acknowledgement of Receipt of Disclosures dated 10/23/2019.

Buyer Comment (2020-01-22): ARM change should be 10/23/2019.

Reviewer Comment (2020-01-24): HOA doc in file confirms monthly assessments

XXX	1009445	2019080033	15692607	25688	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Missing ARM disclosure provided to borrower within 3 days of program change. The 10/2/19 CD reflects loan as adjustable however, the ARM disclosure provided in file is signed by the borrower 10/23/19.		No	No Defined Cure	10/22/2020
Buyer Comment (2020-01-22): The Loan did not change to an ARM until 10/23/2013. Please see Acknowledgement of Receipt of Disclosures dated 10/23/2019.

Reviewer Comment (2020-01-24): Upon further review, file was initially a fixed rate and changed to an ARM per CD in file dated 10/2/2019.

XXX	1009445	2019080033	15692608	6306	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/24/2020	1	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Missing CHARM Booklet provided to borrower within 3 days of program change. The 10/2/19 CD reflects loan as adjustable rate however, the ARM disclosure provided in file is signed by the borrower 10/23/19.
																							No	No Defined Cure	10/22/2020	Reviewer Comment (2020-01-24): Upon further review, file was initially a fixed rate and changed to an ARM per CD in file dated 10/2/2019.
XXX	1009445	2019080033	15692711	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/03/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $175.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
																							Yes	Final CD evidences Cure	10/22/2020
XXX	1009445	2019080033	15692712	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/03/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,025.00 exceeds tolerance of $730.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																							Yes	Final CD evidences Cure	10/22/2020
XXX	1009445	2019080033	15692904	26331	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Subject loan is a No Ratio - Asset Qualification loan.		No
XXX	1009445	2019080033	15710114	25029	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	open		2	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Asset Qualifier Loan		Yes	Lender to provide updated ATR/QM Loan Designation		Reviewer Comment (2020-01-06): REgraded to EV2-B, ASset Qualification loan program
XXX	1009445	2019080033	16021291	23495	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/24/2020	Compliance	Federal Compliance	Compliance	open		3	ARM Disclosure Prior to Closing Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Pre-closing CD dated 10/2/2019 shows loan is an ARM. Disclosure not signed till 10/23/2019.		No		10/22/2020
XXX	1009445	2019080033	16021292	23494	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$1,430,600.00	Loan Review Complete	01/24/2020	Compliance	Federal Compliance	Compliance	open		3	CHARM Booklet Disclosure Prior to Closing Timing
TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																					Pre-closing CD dated 10/2/2019 shows loan is an ARM. Disclosure not signed till 10/23/2019.		No		10/22/2020
XXX	1009657	3560000101	15709870	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$850,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cured	01/06/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $810.00 exceeds tolerance of $700.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																							Yes	Final CD evidences Cure	10/24/2020
XXX	1009657	3560000101	15709871	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$850,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cured	01/06/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																							Yes	Final CD evidences Cure	10/24/2020
XXX	1009657	3560000101	15709872	6583	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$850,000.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cured	01/06/2020	1	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (7535)
																							Yes	Final CD evidences Cure	10/24/2020
XXX	1009657	3560000101	15716112	6276	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$850,000.00	Loan Review Complete	01/07/2020	Asset	Asset Documentation	Credit	waived	01/07/2020	2	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX Company / End Date: 06/30/2019 // Account Type: Life Insurance Value / Account Number: XXX Asset Account Date: 06/XX/2019	Lender exception was provided - ) Transaction closed 10/24. Documentation is > 90 days but < 120 days at time of closing.	38.90% DTI on this full documentation loan < 43% guideline max 727 representative FICO score > 680 guideline minimum Borrowers have job stability for 4 years	No			Reviewer Comment (2020-01-07): Lender exception with compensating factors was provided
XXX	1008339	517-2001352	15673330	3988	XXX	Purchase	Second Home	8/XX/2019	TX	$206,250.00	Loan Review Complete	01/02/2020	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019)	Borrower signed LE at closing. No other proof provided on when borrower received LE.		No	No Defined Cure	08/26/2020	Buyer Comment (2020-01-16): Please see Esigned Initial LE and ESign consent. Reviewer Comment (2020-01-21): AMC reviewed exception. Upon further review exception may be cleared.
XXX	1009939	7940000019	15732624	3831	XXX	Purchase	Investment	10/XX/2019	WA	$100,000.00	Loan Review Complete	01/07/2020	Credit	Miscellaneous	Credit	waived	01/07/2020	2	Credit Exception:		The CDA report indicates the subjects market area values are decreasing. Guidelines state investment properties in declining market areas are ineligible; however, an exception was provided.
28.07% DTI on this full documentation loan 85% guideline max - 56.93% below program guideline maximum

Borrower on this full documentation loan has a disposable income of $9,0000+

Borrower and Coborrower has employment stability for 9 years in their current positions.

Borrowers have $72k+ in reserves.
																							No
Reviewer Comment (2020-01-07): HDI graph indicates values have remained relatively flat. Appraiser supports lack of inventory and less than 3 months marketing time with all comparable properties sold in less than 30 days. This would indicate values are stable to increasing based on demand.

XXX	1009318	192658835	15692113	6278	XXX	Refinance Rate/Term	Investment	11/XX/2019	CA	$294,950.00	Loan Review Complete	01/03/2020	Credit	Credit Documentation	Credit	waived	01/21/2020	2	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX
Most recent credit report in file is dated 8/15/2019 which is > 90 from the Note date. Guidelines state that credit docs should not be greater than 90 days from the note date. Galton Funding may, at its sole discretion, accept credit file documents up to 120 days from he Note. Approval to use the credit report was not provided.
																						796 representative FICO score 30.60% LTV 30 yeaers self employed 16.04% DTI on this full documentation loan < 50.00% guideline max $61k in reserves $33k in monthly residual income	No
Buyer Comment (2020-01-17): Attached for your review is the Galton credit exception for the credit report >90 days.

Reviewer Comment (2020-01-21): Lender exception in file for using discretion to allow extension of credit report from 90 days to 120 days.

XXX	1009956	192637967	15759723	25158	XXX	Purchase	Primary	10/XX/2019	FL	$1,600,000.00	Loan Review Complete	01/09/2020	Compliance	Federal Compliance	Compliance	open		2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.		No
XXX	1009841	192669080	15712426	6276	XXX	Purchase	Primary	11/XX/2019	GA	$956,650.00	Loan Review Complete	01/06/2020	Asset	Asset Documentation	Credit	cleared	01/21/2020	1	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/16/2019 // Account Type: Checking / Account Number: XXX Asset Account Date: 08/XX/2019			No			Reviewer Comment (2020-01-21): Sufficient assets provided without using XXX account ending in XXX.
XXX	1009469	1902677900	15754146	3831	XXX	Refinance Cash-out - Other	Investment	11/XX/2019	WA	$652,950.00	Loan Review Complete	01/09/2020	Credit	Miscellaneous	Credit	waived	01/10/2020	2	Credit Exception:
The appraisal and CDA reports indicate the subject was listed for sale within the last six months up until 5/30/19. Galton guidelines do not allow cash out refinances on investment properties if the subject has been listed in the last six months. The subject application date of 9/4/2019 is less than 6 months from the listing cancellation date.
																						781 representative FICO score > 600 guideline minimum 63.39% LTV < 80 guideline max 12 years self employed 33.74% DTI < 43.0% guideline max $15k in monthly residual income $192k+ in reserves	No
Reviewer Comment (2020-01-10): Lender approved exception allowing for cash-out refinance even though subject was for sale within last 6 months.

Reviewer Comment (2020-01-10): Waived per client with compensating factors

XXX	1009469	1902677900	15755466	6572	XXX	Refinance Cash-out - Other	Investment	11/XX/2019	WA	$652,950.00	Loan Review Complete	01/09/2020	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	File is missing acknowledgment of receipt of appraisal or documentation validating borrower received appraisal 3 days prior to closing.		No
XXX	1009469	1902677900	15767596	6572	XXX	Refinance Cash-out - Other	Investment	11/XX/2019	WA	$652,950.00	Loan Review Complete	01/10/2020	Compliance	Federal Compliance	Compliance	open		2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/2019)	File is missing acknowledgment of receipt of CDA or documentation validating borrower received CDA 3 days prior to closing.		No
XXX	1010377	200010132747	15743200	3831	XXX	Purchase	Primary	11/XX/2019	FL	$160,000.00	Loan Review Complete	01/08/2020	Credit	Miscellaneous	Credit	waived	01/21/2020	2	Credit Exception:
Lender exception granted for missing updated hazard/homeowners HO6 insurance policy with JMAC listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $46,000 (20%). Lender indicates, "Master policy covers original build and full coverage A, with HO-6 only needed for improvements and alterations. Amount of coverage is sufficient based on value of property and 20% threshold is no longer required by FNMA." Updated Master Coverage in file reflecting JMAC as mortgagee.  Compensating Factors provided.
																						FICO of 707> 680 required Borrower self employed for over 5 years. Borrower has 9 months reserves > 6 months required.	No
Buyer Comment (2020-01-17): Galton Credit exception granted.  Attached for your review.  Please clear exception.

Reviewer Comment (2020-01-21): Lender approved exception in file as master policy covers original build with HO-6 only needed for improvements and alterations.  Amount of coverage sufficient based upon value of property and 20% threshold no longer required by FNMA.

XXX	1010314	200010132117	15733939	6542	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	FL	$2,482,500.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	open		3	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $27,605.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																					Please provide valid change of circumstance evidencing rate lock and if applicable discount point calculation worksheet.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/17/2020
Buyer Comment (2020-01-17): Please see COC.

Reviewer Comment (2020-01-22): AMC received 09/25 COC however the fee was disclosed on the 11/08 CD. A review of the file did not indicate a 11/08 COC. Please provide COC if available.

XXX	1010314	200010132117	15733940	6542	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	FL	$2,482,500.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cured	01/22/2020	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75174)	Please provide valid change of circumstance or evidence of cure provided to borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	11/17/2020	Buyer Comment (2020-01-17): The reimbursement of $900.80 on the final CD is sufficient for the $600.00 zero tolerance. Reviewer Comment (2020-01-22): A cure was provided at closing. Exception Cured.
XXX	1010314	200010132117	15769550	25040	XXX	Refinance Cash-out - Other	Primary	11/XX/2019	FL	$2,482,500.00	Loan Review Complete	01/10/2020	Compliance	Federal Compliance	Compliance	open		2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per Lender guideline require 5/1 ARM to be qualified at fully indexed rate or initial note rate plus 2%.		No
XXX	1009468	2200190732181	15676277	5366	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/02/2020	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	waived	01/06/2020	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.59000% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception of DTI of 45.50% exceeding program guidelines.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	No			Reviewer Comment (2020-01-06): Client chose to waive with compensating factors
XXX	1009468	2200190732181	15676496	3831	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/02/2020	Credit	Miscellaneous	Credit	waived	01/06/2020	2	Credit Exception:		Application date of 7/3/19 is prior to Expanded A+ program release date of 7/8/19. Approved Galton exception to use of seller guide dated after application date.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	No			Reviewer Comment (2020-01-06): Client Chose To Waive with Compensating factors Reviewer Comment (2020-01-06): Cleint choses to waive with compensating factors
XXX	1009468	2200190732181	15686468	25029	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/06/2020	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.		Yes	Lender to provide updated ATR/QM Loan Designation		Reviewer Comment (2020-01-06): DTI Waiver in file.
XXX	1009468	2200190732181	15686469	5695	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/06/2020	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.		No			Reviewer Comment (2020-01-06): DTI Waiver in file.
XXX	1009468	2200190732181	15686470	25034	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	waived	01/06/2020	2	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.59000% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	No			Reviewer Comment (2020-01-06): Client chose to waive with compensating factors
XXX	1009468	2200190732181	15686483	26264	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Estimated Escrow Payment Test
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1125485)
																					Cured via post closing CD.-- Provide copy of Refund Check if applicable, proof of delivery to borrower and Reopened Rescission Provided		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Reviewer Comment (2020-01-06): Cured With Post Close CD

Buyer Comment (2020-01-17): PCCD in file dated 11/26/2019

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686484	26264	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Estimated Escrow Payment Test
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1125486)
																					Cured via post closing CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): Please see PCCD.

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686485	26264	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Estimated Escrow Payment Test
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1125487)
																					Cured via post closing CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): Please see PCCD.

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686486	26264	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Estimated Escrow Payment Test
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1125488)
																					Cured via post closing CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): Please see PCCD.

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686487	4675	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/1125485)
																					Cured via post closing CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): PCCD in file dated 11/26/2019

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686488	4391	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019)	Cured via post closing CD.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): Please see PCCD.

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009468	2200190732181	15686489	4822	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019)	Cured via post closing CD.		Yes	Letter of Explanation & Corrected Closing Disclosure	10/01/2020
Buyer Comment (2020-01-17): Cleared with PCCD dated 11/26/2019 in file.

Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE. Exception Cured.

XXX	1009468	2200190732181	15686563	4890	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$900,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cured	01/24/2020	2	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1125488)
																					Closing disclosure reflects reflects minimum IO payment for stream 4 of $1,688 but does not state 'only interest'.		Yes	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	10/01/2022
Buyer Comment (2020-01-17): Please see PCCD.

Reviewer Comment (2020-01-22): AMC received PCCD however the calculated stream 4 is 12-30 years P&I 4660-9137. Please provide a corrected CD, LOE, reopen rescission, and proof of delivery to cure.

Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019.  Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both.

Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured.

XXX	1009654	40531909665079	15691744	25444	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/03/2020	Missing Document	Appraisal Documentation	Property	cleared	01/21/2020	1	Loan is to go into a securitization, and full appraisal was not provided.		The Appraisal report was waived.		No			Buyer Comment (2020-01-17): Full appraisal and CDA are in file. Attached for your review. Reviewer Comment (2020-01-21): Upon further review appraisal and CDA provided as required.
XXX	1009654	40531909665079	15692057	24955	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/03/2020	Guideline	Guideline Issue	Credit	waived	01/06/2020	2	Borrower does not have the minimum active tradelines per guidelines.
The minimum trade line requirements have not been met as the borrower has only two open and active accounts which is less than the required three open and active trade lines.

Lender Exception:  The borrower has 4 other tradelines reporting on credit, but not open and active. Borrower simply is not a high credit user.  Compensating Factors and attached.
																						High Mid Score for Borrower is 714 and the Minimum required is 600 48 months reserves > 9 months guideline minimum Residual income of $ 5,332 versus guideline minimum of $1,500.	No			Reviewer Comment (2020-01-06): Lender elects to waive with compensating factors.
XXX	1009654	40531909665079	15707447	6572	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cleared	01/17/2020	1	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/XX/2019)	Missing evidence of timely delivery.		No			Buyer Comment (2020-01-16): Please see attached waiver. Reviewer Comment (2020-01-17): Waiver provided.
XXX	1009654	40531909665079	15707448	7013	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/06/2020	Compliance	Federal Compliance	Compliance	cleared	01/17/2020	1	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/XX/2019)	Missing evidence of timely delivery.		No		10/17/2020	Buyer Comment (2020-01-16): Please see attached waiver. Reviewer Comment (2020-01-17): Waiver provided.
XXX	1009654	40531909665079	15855615	3721	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/17/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/2019)
																					Waiver provided signed by borrower. However file does not contain evidence of when borrower received primary valuation model.		No			Reviewer Comment (2020-01-22): Documentation evidencing receipt of appraisal has been received.
XXX	1009654	40531909665079	15855616	7013	XXX	Purchase	Primary	10/XX/2019	CA	$304,761.00	Loan Review Complete	01/17/2020	Compliance	Federal Compliance	Compliance	cleared	01/22/2020	1	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/2019)	Waiver provided signed by borrower. However file does not contain evidence of when borrower received secondary valuation model.		No		10/17/2020	Buyer Comment (2020-01-21): Please see appraisal delivery confirmation. Reviewer Comment (2020-01-22): Documentation evidencing receipt has been received.
XXX	1010321	1191062238	15745825	26266	XXX	Purchase	Primary	12/XX/2019	CA	$1,000,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	cured	01/10/2020	2	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,342.68 on Final Closing Disclosure provided on 12/XX/2019)	The escrow amount of $1611.89 on the final CD was incorrect. The PCCD corrected the monthly amount to $1655.93 which cures this exception.		Yes	Letter of Explanation & Corrected Closing Disclosure	12/01/2020	Reviewer Comment (2020-01-10): Cured Via Post close CD -- Corrected amount to $1655.93
XXX	1010321	1191062238	15745826	6545	XXX	Purchase	Primary	12/XX/2019	CA	$1,000,000.00	Loan Review Complete	01/08/2020	Compliance	Federal Compliance	Compliance	open		2	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $56.00 exceeds tolerance of $50.00.  Sufficient or excess cure was provided to the borrower. (7520)
																							Yes		12/01/2020
XXX	1009635	PFN19092670	15692351	26033	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$385,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019)	Initial application date of 9/3/19. LE dated 9/5/19 electronically received by borrower 9/9/19 not received within 3 days of application date.		No		10/23/2020	Buyer Comment (2020-01-17): Document in file a copy has been uploaded as well Reviewer Comment (2020-01-21): E-consent in file dated 09/06/2019
XXX	1009635	PFN19092670	15692370	6542	XXX	Refinance Cash-out - Other	Primary	10/XX/2019	CA	$385,000.00	Loan Review Complete	01/03/2020	Compliance	Federal Compliance	Compliance	cleared	01/21/2020	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)
																					Additional appraisal fees added after initial disclosure not allowed. No cure provided to borrower.		Yes	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	10/23/2020	Buyer Comment (2020-01-16): Please see COC with changes. Reviewer Comment (2020-01-21): COC - UW request Desk Review